------------------------------------------------------------------------------
                                 MID-YEAR REPORT
------------------------------------------------------------------------------


SELIGMAN
PORTFOLIOS,
INC.

J&WS

June 30, 1998

                                                          SELIGMAN
                                                          PORTFOLIOS,
                                                          INC.


                                                                  July 31, 1998

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated, as Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed unaudited financial statements and accompanying information for Seligman Portfolios, Inc., the underlying investment vehicle for your policy, for the six months ended June 30, 1998.

   The US economy continued to grow throughout the first half of the year, bringing the expansion into an unprecedented eighth year. Inflation remained low, wages rose, consumer spending was strong, and the labor market remained tight. Further, the supply of consumer goods kept pace with demand, which helped the economic expansion remain balanced.

   Within the US equity market, the dominant investment trend in the first half of 1998 continued to be a "flight to quality." Investors stressed the importance of quality, liquidity, and safety. Consequently, the market remained "narrow," with demand for large-capitalization growth stocks far outpacing demand for their value counterparts, as well as small-capitalization and mid-capitalization stocks. The market effectively became two-tiered, as the 30 largest companies in the S&P 500 accounted for more than half of its gains. Within the fixed-income markets, the Asian financial crisis began to favorably impact the bond market, as both foreign and domestic investors sought the safety and quality of US Treasury securities. This sent yields down and prices up. Further, the potential for slower economic growth, coupled with the Asian crisis, caused the Federal Reserve Board to leave short-term interest rates unchanged in the first half of the year. The 30-year US Treasury bond yield finished the period at 5.63% on June 30, down from 5.92% on December 31, 1997.

   Looking ahead, while the Asian financial crisis only modestly affected the US economy in the first half of 1998, we believe its full impact is yet to come. This leads us to believe that the current benign business environment could become less stable. Some early warning economic indicators started flashing cautionary signals toward the end of the second quarter as the economy began to decelerate. US corporate profits were being pressured. The basic fundamental case remains positive, yet investor expectations, at least for the short term, seem to be on the high side.

   Internationally, the most important factor influencing the markets has been the Asian financial crisis. Thus far, events in the region have not impacted the global economy to the degree that was originally anticipated. Growth continues to be strong in Europe and in select emerging markets. Some industrialized nations have even derived unexpected benefits from the crisis in the form of less expensive imported goods. However, the Asian crisis is not over and, more important, Japan has experienced no economic growth this year -- though there is hope that the announced government stimulus package will be effective. Nonetheless, we believe the steps being taken by the governments should, in the long run, restore their countries' financial health, and the economies and stock markets should return to growth in the longer term.

   Thank you for your continued confidence in Seligman Portfolios, Inc. We look forward to serving your investment needs in the years ahead.

                                           Respectfully,

                                           /s/ William C. Morris
                                          -----------------------
                                           William C. Morris
                                           Chairman
                                           J. & W. Seligman & Co. Incorporated

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited)
------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN BOND PORTFOLIO

US GOVERNMENT SECURITIES
US Treasury Notes
  6-5/8%, 2/15/2007................    $  300,000    $  300,000

US GOVERNMENT AGENCY SECURITIES
Government National Mortgage
  Association 6-1/2%, 4/15/2028....     1,008,064     1,008,064

CORPORATE BONDS
AT&T Capital 6-1/4%, 5/15/2001.....       200,000       200,000
Chrysler Financial 6.09%, 4/6/2001.       200,000       200,000
Dell Computer 6.55%, 4/15/2008.....       200,000       200,000
Equifax 6.30%, 7/1/2005............       200,000       200,000
Philip Morris 7-1/8%, 8/15/2002....       200,000       200,000
Viacom 7-3/4%, 6/1/2005............       200,000       200,000


                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
US GOVERNMENT SECURITIES
US Treasury Bonds
  6-5/8%, 2/15/2027................      $500,000      $900,000

US GOVERNMENT AGENCY SECURITIES
Federal National Mortgage
  Association 7-1/2%, 11/1/2026....       463,195            --
Government National Mortgage
  Association 7-1/2%, 6/15/2023....       215,496            --
Government National Mortgage
  Association 7-1/2%, 3/15/2026....       269,170            --

CORPORATE BONDS
Anixter 8%, 9/15/2003..............       200,000            --
First Data 6-3/8%, 12/15/2007......       200,000            --
Geon 6-7/8%, 12/15/2005............       200,000            --
The Money Store 8.05%, 4/15/2002...       200,000            --
Oryx Energy 8-1/8%, 10/15/2005.....       200,000            --
Owens-Illinois 7.85%, 5/15/2004....       200,000            --

------------------------------------------------------------------------------

                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------

SELIGMAN CAPITAL PORTFOLIO

COMMON STOCKS
AutoZone..........................         17,500 shs.   17,500 shs.
Budget Group (Class A)............         15,200        15,200
Diebold...........................          8,800         8,800
Laidlaw...........................         28,200        28,200
Liz Claiborne.....................          9,200         9,200
Microchip Technology..............         12,200        12,200
Network Associates................          5,600         8,400 (1)
Omnicare..........................          9,900         9,900
Proffitt's........................         11,000        11,000
TJX Companies.....................          8,900        17,800 (2)


                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Coca-Cola Enterprises.............         17,600 shs.       --
GreenPoint Financial..............          6,400            --
Gulfstream Aerospace..............         10,600            --
Humana............................         15,500            --
MBNA..............................         15,000            --
McKesson..........................          5,000 (3)        --
Pfizer............................          3,800            --
Travelers.........................         11,700            --
US Surgical.......................         10,600            --
Washington Mutual.................          6,400            --

------------------------------------------------------------------------------

                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN COMMON STOCK PORTFOLIO

COMMON STOCKS
Baxter International..............          9,900         9,900
British Petroleum (ADRs)..........          6,600         6,600
Chevron...........................          7,300         7,300
Edison International..............         22,900        22,900
Exxon.............................          9,500        25,600
GTE...............................         16,200        16,200
Kimberly-Clark....................         11,700        11,700
Marsh & McLennan..................          7,900        11,850 (4)
May Department Stores.............         12,100        12,100
US WEST Communications Group......         13,900        13,900


                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
AMP...............................         13,400            --
Applied Materials.................         18,700            --
Arrow Electronics.................         16,600            --
Bell Atlantic.....................          6,500            --
Compaq Computer...................         22,500 (5)        --
First Union.......................         10,600            --
Illinois Tool Works...............         10,500            --
RJR Nabisco Holdings..............         27,500         7,300 shs.
Sherwin-Williams..................         17,700            --
TIG Holdings......................         22,400            --

-------------
See footnotes on page P-8.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN COMMUNICATIONS
AND INFORMATION PORTFOLIO

COMMON STOCKS
Ascend Communications.............         23,300        23,300
Autodesk..........................         36,700        36,700
Creative Technology...............         55,100       136,800
Electronic Arts...................         33,500        45,500
International Business
  Machines........................          9,100         9,100
SCI Systems.......................         28,600        28,600
Sinclair Broadcast Group
  (Class A).......................         22,100        44,200 (6)
SMART Modular Technologies........         42,300        42,300
Xerox.............................          9,600         9,600
Ziff-Davis........................         57,600        57,600


                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Adaptec...........................         35,600            --
Applied Materials.................         38,400            --
Cisco Systems.....................         17,450        17,500
Computer Sciences.................         19,200            --
Gateway 2000......................         22,000            --
Lexmark International Group
  (Class A).......................         27,100        35,200
Parametric Technology.............         27,200        38,900 (7)
Read-Rite.........................         74,100            --
Tellabs...........................         17,300            --
VLSI Technology...................         50,000            --


------------------------------------------------------------------------------

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN FRONTIER PORTFOLIO

COMMON STOCKS
CalEnergy.........................         11,300        28,660
ESG Re............................         12,700        12,700
Metamor Worldwide.................         10,000        10,000
Microchip Technology..............         18,800        18,800
Personnel Group of America........         19,600        42,400 (8)
Provant...........................         16,700        16,700
Province Healthcare...............         24,300        24,300
Sinclair Broadcast Group
  (Class A).......................          6,300        12,600 (9)
UCAR International................         18,900        28,400
Universal Health Services
  (Class B).......................         10,000        10,000


                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
AmeriSource Health (Class A)......          9,730            --
Anchor Gaming.....................          7,800            --
CCA Prison Realty Trust...........         12,800            --
Chancellor Media (Class A)........          8,954            --
DONCASTERS (ADRs).................         22,800            --
GTECH Holdings....................         12,300            --
Gulf South Medical Supply.........         12,400            --
National Surgery Centers..........         19,575            --
Scherer (R.P.)....................         12,600            --
Synopsys..........................         11,300            --


-------------
See footnotes on page P-8.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
GROWTH OPPORTUNITIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
COMMON STOCKS
Centros Comerciales Continente....          4,000         4,000
ConAgra...........................          3,600         3,600
ECIA..............................            251           251
Hachette Filipacchi Medias........            400           400
Hellenic Telecommunication
  Organization....................          3,750         4,166 (10)
Kroger............................          1,500         1,500
Lilly (Eli).......................          1,300         1,300
Philip Morris.....................          2,300         2,300
PolyGram..........................          1,390         1,390
Superdiplo........................          3,600         3,600


                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Autoliv (ADRs)....................          2,100            --
Compaq Computer...................          2,200 (11)       --
Desc (ADRs).......................          2,650            --
Elsevier..........................          4,500            --
Heineken..........................            395            --
Intel.............................            800            --
Kalmar Industries.................          2,300            --
MBNA..............................          1,200         2,275
MOL Magyar Olaj-es
  Gazipari (GDRs).................          3,460         1,740
Pfizer............................            500         1,300


------------------------------------------------------------------------------
DIVERSIFICATION OF NET ASSETS*
JUNE 30, 1998

                                                                                                    PERCENT OF NET ASSETS
                                                                                                   ----------------------
                                                                                                   JUNE 30,   DECEMBER 31,
                                                             ISSUES        COST          VALUE       1998         1997
                                                             ------     ----------    ----------   ---------   -----------
COMMON STOCKS
Aerospace............................................           1      $   50,559    $   52,050       0.6         1.0
Automotive and Related...............................           5         195,134       221,584       2.7         2.9
Business Goods and Services..........................           7         506,410       598,666       7.4         6.8
Computer and Technology Related......................           8         390,419       627,340       7.7         9.6
Construction and Property............................           2          93,620       130,101       1.6         1.7
Consumer Goods and Services..........................          11         695,899       853,973       9.6         8.9
Diversified..........................................           1          92,572       118,300       1.5         3.3
Drugs and Health Care................................          10         794,934       937,343      11.6        11.0
Electric and Gas Utilities...........................           3          79,684        49,470       0.6         0.6
Electronics..........................................           5         226,383       240,233       3.7         3.3
Entertainment and Leisure............................           8         530,627       616,883       7.1         6.2
Financial Services...................................           9         517,068       637,199       7.9         9.0
Industrial Goods and Services........................           2         137,645       167,823       1.3         2.8
Manufacturing and Industrial Equipment...............           1          20,281         6,356       0.1         0.9
Publishing...........................................           1          95,758       115,494       1.4         1.3
Resources............................................           3         134,082       103,843       1.3         4.3
Restaurants..........................................           1         100,508       114,317       1.4         0.9
Retailing............................................           5         315,104       400,639       6.4         2.9
Support Services.....................................           2         102,202       102,703       1.3         1.9
Telecommunications...................................           9         562,128       722,425       8.9         8.1
Tobacco..............................................           2         165,194       203,086       2.5         1.9
Transportation.......................................           3         232,663       315,994       3.9         4.5
                                                              ---      ----------    ----------     -----       -----
                                                               99       6,038,874     7,335,822      90.5        93.8
Other Assets Less Liabilities........................           3         663,643       768,227       9.5         6.2
                                                              ---      ----------    ----------     -----       -----
NET ASSETS...........................................         102      $6,702,517    $8,104,049     100.0       100.0
                                                              ===      ==========    ==========     =====       =====

-------------
See footnotes on page P-8.

                                     P-3

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
COMMON STOCKS
Barnes & Noble....................          3,200         3,200
EduTrek International (Class A)...          3,900         4,000
Etam Developpement................          1,659         1,659
Genset (ADRs).....................          2,840         2,840
Horizon Medical Products..........         10,000        10,000
ICON (ADRs).......................          5,000         5,000
Microchip Technology..............          4,000         4,000
Pre-Paid Legal Services...........          3,200         3,200
Province Healthcare...............          4,600         4,600
UCAR International................          5,800         5,800


                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Berg Electronics..................         11,000            --
FactSet Research Systems..........          4,700         1,200
GTECH Holdings....................          3,700            --
Kendle International..............          5,000            --
NCS HealthCare (Class A)..........          4,800         1,300
Otra..............................          9,140            --
Rauma.............................          8,231            --
Source Services...................          5,700            --
Universal Outdoor Holdings........          6,000            --
Zag Industries....................         14,200            --


------------------------------------------------------------------------------
DIVERSIFICATION OF NET ASSETS*
JUNE 30, 1998

                                                                                                    PERCENT OF NET ASSETS
                                                                                                   ----------------------
                                                                                                   JUNE 30,   DECEMBER 31,
                                                             ISSUES        COST          VALUE       1998         1997
                                                             ------     ----------    ----------   ---------   -----------
COMMON STOCKS
Advertising..........................................           2     $   124,676   $   110,160       0.5         2.0
Automotive Parts Manufacturing.......................           5         407,955       700,434       3.0         2.7
Building Materials...................................           2         318,799       222,252       0.9         1.4
Business Services....................................          22       1,694,286     2,197,929       9.4        10.1
Capital Goods........................................           9         502,989       451,804       1.9         2.3
Chemicals............................................           6         229,563       240,646       1.0         1.2
Computer Software....................................          12         718,897     1,723,076       7.3         5.1
Construction and Property............................          10       1,112,671     1,426,561       6.1         6.3
Consumer Goods and Services..........................          26       1,570,453     1,910,938       8.2         6.8
Distributors.........................................           2          23,674        20,830       0.1         0.1
Drugs and Health Care................................          22       1,241,807     1,398,686       6.0         6.5
Electric Utilities...................................           3         377,201       391,728       1.7         0.2
Electrical Distribution..............................           2         108,371       156,438       0.7         0.6
Electronics..........................................          12         575,768       436,721       1.9         5.8
Energy...............................................           1          32,128        19,013       0.1         0.9
Financial Services...................................          17         830,555       973,790       4.2         4.6
Independent Power Producers..........................          --              --            --        --         1.2
Industrial Goods and Services........................           8         522,442       633,909       2.7         3.1
Leisure and Hotels...................................           4         186,448       124,999       0.5         1.5
Manufacturing........................................          25       1,407,715     1,688,008       7.2         7.6
Media................................................          15       1,132,620     1,399,023       6.0         5.3
Medical Products and Technology......................          11         698,233       613,999       2.6         1.9
Metals...............................................           3         186,569       139,332       0.6         0.9
Paper and Printing...................................           2         119,489       100,256       0.4         0.5
Resources............................................           3          84,424        72,778       0.3          --
Restaurants..........................................           4         187,523       331,654       1.4         1.4
Retailing............................................          18       1,252,234     1,391,459       5.9         4.1
Support Services.....................................           3         288,795       303,636       1.3         1.6
Technology...........................................          20       1,270,036     1,148,899       4.9         3.7
Telecommunications...................................          10         569,814       662,930       2.8         1.6
Transportation.......................................           6         408,662       500,929       2.1         2.6

--------------
See footnotes on page P-8.

                                      P-4

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
SMALLER COMPANIES PORTFOLIO (continued)

DIVERSIFICATION OF NET ASSETS* (continued)
JUNE 30, 1998

                                                                                                    PERCENT OF NET ASSETS
                                                                                                   ----------------------
                                                                                                   JUNE 30,   DECEMBER 31,
                                                             ISSUES        COST          VALUE       1998         1997
                                                             ------     ----------    ----------   ---------   -----------
COMMON STOCKS (continued)
Veterinary Products...............................              1     $   140,050   $   108,156       0.5         0.5
Miscellaneous.....................................              1          26,500        31,820       0.1         0.2
                                                              ---     -----------   -----------     -----       -----
                                                              287      18,351,347    21,632,793      92.3        94.3
Other Assets Less Liabilities.....................              5       1,846,771     1,808,864       7.7         5.7
                                                              ---     -----------   -----------     -----       -----
NET ASSETS........................................            292     $20,198,118   $23,441,657     100.0       100.0
                                                              ===     ===========   ===========     =====       =====

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
COMMON STOCKS
Cable & Wireless...............             6,000         6,000
Creative Technology............             3,000         5,500
Electronic Arts................             1,800         1,800
General Electric...............             8,700         8,700
Genset (ADRs)..................             1,500         1,500
HNC Software...................             1,400         1,400
Mannesmann.....................               900         9,000 (12)
NEC............................             5,000         5,000
Novartis.......................                50            50
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)...........               500           500


                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Admiral........................             1,680         5,320
AMF Bowling....................             9,000            --
Cisco Systems..................               750            --
LHS Group......................             1,000            --
Misys..........................               500         1,100
MMC Networks...................             6,000            --
Philips Electronics............             1,150            --
Read-Rite......................             1,900            --
Dr. Solomon's Group (ADRs).....             1,650            --
VERO Group.....................            12,500            --



DIVERSIFICATION OF NET ASSETS*
JUNE 30, 1998

                                                                                                    PERCENT OF NET ASSETS
                                                                                                   ----------------------
                                                                                                   JUNE 30,   DECEMBER 31,
                                                             ISSUES        COST          VALUE       1998         1997
                                                             ------     ----------    ----------   ---------   -----------
COMMON STOCKS
Computer and Business Services.....................             9      $  364,049    $  587,230      11.0        13.7
Computer Hardware/Peripherals......................             9         475,926       579,335      10.8        10.3
Computer Software..................................            19         902,887     1,175,785      22.0        15.0
Distributors.......................................             2          61,114        30,980       0.6         1.3
Electronics........................................             9         398,020       336,912       6.3         9.5
Electronics Capital Equipment......................            11         659,237       521,605       9.8         8.9
Media..............................................             2         115,616       108,826       2.0         1.6
Medical Products and Technology....................             7         360,499       360,149       6.8         4.2
Networking/Communications Infrastructure...........             6         274,936       344,088       6.4         6.7
Semiconductors.....................................             5         265,516       214,062       4.0         5.3
Telecommunications.................................             8         351,539       474,099       8.9         3.8
Miscellaneous......................................             1          46,045        44,807       0.8         6.1
                                                              ---      ----------    ----------     -----       -----
                                                               88       4,275,384     4,777,878      89.4        86.4
Other Assets Less Liabilities......................             2         567,421       567,421      10.6        13.6
                                                              ---      ----------    ----------     -----       -----
NET ASSETS.........................................            90      $4,842,805    $5,345,299     100.0       100.0
                                                              ===      ==========    ==========     =====       =====

--------------
See footnotes on page P-8.

                                      P-5

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON
INTERNATIONAL PORTFOLIO

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
COMMON STOCKS
Alcatel...........................            836           836
Alstom............................          3,005         3,005
Bayerische Motoren Werke "BMW"....            119           119
Deutsche Bank.....................          1,721         1,721
Lloyd TSB.........................          7,500         7,500
Mitsui............................         50,000        50,000
Nestle............................             69            69
Samsung Electronics...............          1,950         1,950
Schneider.........................          1,408         1,408
Vendex International..............          1,562         1,562

                                               SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
COMMON STOCKS
Banque Nationale de Paris.........          2,209            --
Credit Communal Holding/Dexia.....            990            --
Desc (ADRs).......................          5,423            --
Endesa............................          6,415           615
Magyar Tavkozlesi "Matav" (ADRs)..          2,740         4,100
Novo Nordisk (Class B)............            546            --
Roche Holdings....................             13            --
SKW Trostberg.....................          2,556            --
Thyssen...........................            525            --
Usinor Sacilor....................          5,884            --


DIVERSIFICATION OF NET ASSETS*
JUNE 30, 1998

                                                                                                    PERCENT OF NET ASSETS
                                                                                                   ----------------------
                                                                                                   JUNE 30,   DECEMBER 31,
                                                             ISSUES        COST          VALUE       1998         1997
                                                             ------     ----------    ----------   ---------   -----------
COMMON STOCKS
Banking..............................................          14      $1,189,460   $ 1,570,169      14.6         9.6
Building Materials...................................           1          60,524        50,242       0.5         0.5
Business Services....................................           4          96,068        68,090       0.6         0.7
Chemicals............................................           5         323,262       419,861       3.9         4.6
Construction and Property............................           3         267,470       317,753       3.0         2.7
Consumer Products....................................           5         373,220       478,593       4.5         0.8
Distributors.........................................           1         259,996       269,484       2.5          --
Electronics..........................................           5         427,319       403,842       3.8         2.1
Financial Services...................................           6         204,422       165,318       1.5         2.5
Health and Household.................................           4         327,427       313,649       2.9         7.1
Industrial Goods and Services........................           8         488,832       689,551       6.4         6.3
Insurance............................................           4         421,929       736,881       6.9         5.6
Leisure and Hotels...................................           2         228,440       378,652       3.5         3.2
Manufacturing........................................           6         399,471       405,847       3.8         4.6
Media................................................           3         112,923       176,300       1.6         4.0
Metals...............................................           1           5,199         4,754       0.1         2.3
Resources............................................           7         635,967       674,676       6.3         9.5
Restaurants..........................................           1          25,850        24,793       0.2         0.2
Retailing............................................          10         646,147       797,940       7.4         5.2
Telecommunications...................................          12         833,182     1,140,907      10.6        11.3
Tobacco..............................................           2         165,732       196,641       1.8         2.0
Transportation.......................................           5         309,842       463,545       4.3         3.6
Utilities............................................           6         423,528       464,420       4.4         5.7
Miscellaneous........................................           4          77,116        68,269       0.6         0.2
                                                              ---      ----------   -----------     -----       -----
                                                              119       8,303,326    10,280,177      95.7        94.3
Other Assets Less Liabilities........................           1         466,089       466,089       4.3         5.7
                                                              ---      ----------   -----------     -----       -----
NET ASSETS...........................................         120      $8,769,415   $10,746,266     100.0       100.0
                                                              ===      ==========   ===========     =====       =====

--------------
See footnotes on page P-8.

                                      P-6

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
DURING THE SIX MONTHS ENDED JUNE 30, 1998


                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO

CORPORATE BONDS
Advanstar Communications
   9-1/4%, 5/1/2008.............         $225,000      $225,000
Facilicom International
   10-1/2%, 1/15/2008...........          325,000       325,000
Global Health Sciences 11%,
   5/1/2008.....................          275,000       275,000
Great Lakes Carbon 10-1/4%,
   5/15/2008....................          200,000       200,000
Packaged Ice 9-3/4%, 2/1/2005...          200,000       200,000
Pinnacle Holdings 0% (10%),
   3/15/2008....................          550,000       550,000
PSINet 10%,  2/15/2005..........          250,000       250,000

PREFERRED STOCKS
Liberty Group Publishing 14-3/4%            8,868 shs.    8,868 shs.
Nebco Evans Holdings 11-1/4% ...            2,566         2,566
Nextel Communications 11-1/8%...              255           255


                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
CORPORATE BONDS
Gorges/Quik-to-Fix Foods
   11-1/2%, 12/1/2006..............      $150,000      $100,000
IXC Communications 12-1/2%,
   10/1/2005.......................       325,000            --
Mobile Telecommunication
   Technologies
   13-1/2%, 12/15/2002.............       150,000       225,000
Petersen Publishing
   11-1/8%, 11/15/2006.............       110,000            --
Plitt Theaters 10-7/8%, 6/15/2004..       125,000            --
PriCellular Wireless 10-3/4%,
   11/1/2004.......................       225,000            --
Showboat 13%, 8/1/2009.............       125,000            --

SUBORDINATED CONVERTIBLE BONDS.....
EMC 3-1/4%, 3/15/2002..............        75,000            --
Xilinx 5-1/4%, 11/1/2002...........       150,000            --

CONVERTIBLE PREFERRED STOCKS
Chancellor Media $3................         1,376 shs.       --

------------------------------------------------------------------------------

                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
ADDITIONS                               INCREASE      6/30/98
---------                               --------      --------
SELIGMAN INCOME PORTFOLIO

COMMON STOCKS
Texaco..........................            3,200 shs.    3,200 shs.

CORPORATE BONDS
Chrysler Financial 6.09%,
   4/6/2001.....................         $300,000      $300,000
Consumers Energy 6-3/8%,
   2/1/2008.....................          300,000       300,000
Dell Computer 6.55%,
   4/15/2008....................          400,000       400,000
Petroleum Geo-Services
   7-1/2%, 3/31/2007............          400,000       400,000
Time Warner 7-3/4%, 6/15/2005...          500,000       500,000
Viacom 7-3/4%, 6/1/2005.........          300,000       300,000

US GOVERNMENT SECURITIES
US Treasury Notes 5-3/4%,
   11/30/2002...................          500,000       500,000
US Treasury Notes 6-5/8%,
   5/15/2007....................          500,000       500,000
US Treasury Notes 6-1/2%,
   10/15/2016...................          300,000       300,000



                                           PRINCIPAL AMOUNT
                                              OR SHARES
                                        ----------------------
                                                      HOLDINGS
REDUCTIONS                              DECREASE       6/30/98
----------                              --------      --------
CORPORATE BONDS
General Motors Acceptance
   5-5/8%, 2/1/1999.............         $250,000            --
Owens-Illinois 7.85%,
   5/15/2004....................          300,000            --

US GOVERNMENT SECURITIES
US Treasury Notes 7-3/4%,
   12/31/1999...................          500,000            --

SUBORDINATED CONVERTIBLE BONDS
Masco Tech 4-1/2%, 12/15/2003...          300,000            --
Santa Fe Pipelines
   11.162%, 8/15/2010...........          250,000            --
Xilinx 5-1/4%, 11/1/2002........          250,000            --

CONVERTIBLE PREFERRED STOCKS
Browning-Ferris Industries 7-1/4%           7,500 shs.       --
IKON Office Solutions $5.04.....            3,500            --
McKesson 5%.....................            4,000            --
Sea Containers $4.00............            5,000            --


-------------
See footnotes on page P-8.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIO OVERVIEW (unaudited) (continued)
------------------------------------------------------------------------------

--------------
Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.

   * "Diversification of Net Assets" is included for the Seligman Henderson Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

 (1)  Includes 2,800 shares received as a result of a 3-for-2 stock split.
 (2)  Includes 8,900 shares received as a result of a 2-for-1 stock split.
 (3)  Includes 2,500 shares received as a result of a 2-for-1 stock split.
 (4)  Includes 3,950 shares received as a result of a 3-for-2 stock split.
 (5)  Includes 11,250 shares received as a result of a 2-for-1 stock split.
 (6)  Includes 22,100 shares received as a result of a 2-for-1 stock split.
 (7)  Includes 34,400 shares received as a result of a 2-for-1 stock split.
 (8)  Includes 12,700 shares received as a result of a 2-for-1 stock split.
 (9)  Includes 6,300 shares received as a result of a 2-for-1 stock split.
(10)  Includes 416 shares received as a result of a 1-for-9 stock split.
(11)  Includes 1,100 shares received as a result of a 2-for-1 stock split.
(12)  Includes 8,100 shares received as a result of a 10-for-1 stock split.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)                            June 30, 1998
------------------------------------------------------------------------------

SELIGMAN BOND PORTFOLIO

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 53.5%
US GOVERNMENT
SECURITIES -- 38.3%
US Treasury Bonds
   8-3/4%, 5/15/2020..............     $   500,000        $   686,876
US Treasury Bonds
   6-5/8%, 2/15/2027..............         900,000          1,017,001
US Treasury Notes
   6-1/4%, 10/31/2001.............         300,000            306,281
US Treasury Notes
   6-1/4%, 6/30/2002..............         200,000            205,000
US Treasury Notes
   6-5/8%, 5/15/2007..............         300,000            322,500
                                                          -----------
Total US Government
   Securities (Cost $2,428,513)...                          2,537,658
                                                          -----------

US GOVERNMENT
AGENCY SECURITIES -- 15.2%
    (Cost $1,005,251)
Government National Mortgage
   Association 6-1/2%, 4/15/2028+.       1,008,064          1,006,805
                                                          -----------
TOTAL US GOVERNMENT AND
   GOVERNMENT AGENCY SECURITIES
   (Cost $3,433,764)..............                          3,544,463
                                                          -----------
CORPORATE BONDS -- 41.6%
AT&T Capital 6-1/4%, 5/15/2001....         200,000            200,196
Associates Corp. of North
   America 6-1/2%, 8/15/2002......         200,000            203,260
Barrett Resources 7.55%,
   2/1/2007.......................         200,000            209,615

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
CORPORATE BONDS (continued)
Capital One Bank
   8-1/8%, 3/1/2000...............     $   150,000        $   154,613
Chrysler Financial
   6.09%, 4/6/2001................         200,000            200,642
Dell Computer
   6.55%, 4/15/2008...............         200,000            203,120
Equifax 6.30%, 7/1/2005...........         200,000            199,328
First USA Bank
   5-3/4%, 1/15/1999..............         100,000             99,978
Loewen Group International
   7-1/2%, 4/15/2001..............         200,000            203,708
Petroleum Geo-Services
   7-1/2%, 3/31/2007..............         200,000            217,585
Philip Morris 7-1/8%, 8/15/2002...         200,000            205,882
Time Warner 9-1/8%, 1/15/2013.....         200,000            246,682
Viacom 7-3/4%, 6/1/2005...........         200,000            214,247
Woolworth 7%, 6/1/2000............         200,000            202,833
                                                          -----------
TOTAL CORPORATE BONDS
   (Cost $2,699,074)..............                          2,761,689
                                                          -----------
SHORT-TERM HOLDINGS -- 3.8%
   (Cost $250,000)................                            250,000
                                                          -----------
TOTAL INVESTMENTS -- 98.9%
   (Cost $6,382,838)..............                          6,556,152

OTHER ASSETS LESS
   LIABILITIES-- 1.1%.............                             74,402
                                                          -----------
NET ASSETS-- 100.0%...............                        $ 6,630,554
                                                          -----------
                                                          -----------

-------------
+ Investments in mortgage-backed securities are subject to principal paydowns.
  As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 89.3%
BASIC MATERIALS -- 1.7%
Corn Products International*.....            4,200        $   142,275
Minerals Technologies............            5,000            254,375
                                                          -----------
                                                              396,650
                                                          -----------
CAPITAL GOODS -- 7.2%
Diebold..........................            8,800            254,100
Molex............................            7,300            182,956
Rayovac*.........................           20,900            474,169
RELTEC*..........................            6,300            283,500
U.S. Filter*.....................            9,200            258,175
Vishay Intertechnology*..........           13,345            239,376
                                                          -----------
                                                            1,692,276
                                                          -----------
COMMUNICATION SERVICES -- 4.2%
Century Telephone Enterprises....            9,900            454,163
Frontier.........................            7,900            248,850
Tele-Communications (Series A)
   TCI Ventures Group*...........           14,000            280,437
                                                          -----------
                                                              983,450
                                                          -----------
CONSUMER CYCLICALS -- 21.9%
Authentic Fitness................           13,200            208,725
AutoZone*........................           17,500            558,906
Budget Group (Class A)*..........           15,200            485,450
Echlin...........................            3,200            157,000
Harley-Davidson..................            7,600            294,500
Interpublic Group of
   Companies.....................            9,900            600,806
Jones Apparel Group*.............           15,200            555,750
Laidlaw (Canada).................           28,200            343,687
Liz Claiborne....................            9,200            480,700
Lowe's Companies.................            9,200            373,175
Proffitt's*......................           11,000            444,125
Snyder Communications*...........            5,200            228,800
TJX Companies....................           17,800            429,425
                                                          -----------
                                                            5,161,049
                                                          -----------
CONSUMER STAPLES -- 12.2%
Aurora Foods*....................            7,000            147,875
Cardinal Health..................            3,000            281,250
CBS..............................           17,700            561,975
Clear Channel
   Communications*...............            1,000            109,125
Clorox...........................            3,300            314,738
Dial.............................           14,500            376,094
ITT Educational Services*........           10,200            328,950


                                         SHARES              VALUE
                                       -----------        -----------
CONSUMER STAPLES (continued)
Kroger*..........................            6,600        $   282,975
Newell...........................            5,900            293,894
Sinclair Broadcast Group
   (Class A)*....................            6,000            172,125
                                                          -----------
                                                            2,869,001
                                                          -----------
ENERGY -- 5.0%
Barrett Resources*...............            9,400            351,912
Camco International..............            3,400            264,775
Cooper Cameron*..................            3,600            183,600
Tosco............................            6,700            196,812
Transocean Offshore..............            4,300            191,350
                                                          -----------
                                                            1,188,449
                                                          -----------
FINANCIAL SERVICES -- 12.7%
AFLAC............................            8,600            260,687
Life Re..........................            3,600            295,200
Nationwide Financial Services
   (Class A).....................            8,000            408,000
Ocwen Financial*.................           10,500            282,188
Old Republic International.......            8,850            259,416
Progressive (Ohio)...............            3,700            521,700
Provident Companies..............            7,900            272,550
Schwab (Charles).................           11,600            377,000
SouthTrust.......................            6,950            302,759
                                                          -----------
                                                            2,979,500
                                                          -----------
HEALTH CARE -- 8.3%
Biogen*..........................            4,300            210,700
Covance*.........................           21,700            488,250
HEALTHSOUTH*.....................            8,000            213,500
Omnicare.........................            9,900            377,437
Universal Health Services
   (Class B)*....................           11,500            671,312
                                                          -----------
                                                            1,961,199
                                                          -----------
TECHNOLOGY -- 15.0%
ADC Telecommunications*..........            7,200            263,025
BMC Software*....................            8,000            415,750
Cadence Design Systems*..........            7,200            225,000
Fiserv*..........................            9,600            407,700
Gartner Group (Class A)*.........           14,300            500,053
HNC Software*....................            6,300            257,316
Maxim Integrated Products*.......           10,500            333,047
Microchip Technology*............           12,200            319,488
Network Associates*..............            8,400            401,888


-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN CAPITAL PORTFOLIO (continued)

                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
TECHNOLOGY (continued)
Synopsys*........................            8,600 shs.   $   393,719
                                                          -----------
                                                            3,516,986
                                                          -----------
UTILITIES -- 1.1%
AES*.............................            4,700            247,044
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $17,211,566)............                          20,995,604
                                                          -----------
SHORT-TERM HOLDINGS -- 11.0%
REPURCHASE AGREEMENTS -- 8.5%
   (Cost $2,000,000)
HSBC Securities, Inc. 5%,
   dated 6/24/1998,
   maturing 7/1/1998
   collateralized by:
   $1,993,000 US Treasury
   Notes 5-7/8%, 11/15/2005,
   with a fair market value of
   $2,044,653..............            $ 2,000,000          2,000,000


                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
FIXED TIME DEPOSITS -- 2.5%
   (Cost $600,000)
First National Bank of Chicago,
   Grand Cayman 5.40%,
   dated 6/30/1998,
   maturing 7/6/1998..............     $   600,000        $   600,000
                                                          -----------
TOTAL SHORT-TERM HOLDINGS
   (Cost $2,600,000)..............                          2,600,000
                                                          -----------
TOTAL INVESTMENTS -- 100.3%
   (Cost $19,811,566).............                         23,595,604

OTHER ASSETS LESS
   LIABILITIES-- (0.3)%...........                            (82,126)
                                                          -----------
NET ASSETS-- 100.0%...............                        $23,513,478
                                                          -----------
                                                          -----------


------------------------------------------------------------------------------
SELIGMAN CASH MANAGEMENT PORTFOLIO

                             ANNUALIZED
                              YIELD ON     PRINCIPAL
                           PURCHASE DATE     AMOUNT          VALUE
                           -------------   ----------      ----------
US GOVERNMENT
SECURITIES -- 69.4 %
US Treasury Bills,
   7/23/1998.............       5.07%      $  700,000      $  697,887
US Treasury Notes,
   4-3/4%, 8/31/1998.....       5.30        1,500,000       1,498,547
US Treasury Notes,
   4-3/4%, 9/30/1998.....       5.36        2,500,000       2,496,058
US Treasury Notes,
   5-7/8%, 10/31/1998....       5.35        1,700,000       1,702,634
                                                           ----------
TOTAL US GOVERNMENT
   SECURITIES
   (Cost $6,395,126).....                                   6,395,126
                                                           ----------
COMMERCIAL
PAPER -- 27.4%
American Express Credit
   Corp., 7/13/1998......       5.54          500,000         499,088
American General Finance
   Corp., 8/6/1998.......       5.53          490,000         487,329


                             ANNUALIZED
                              YIELD ON     PRINCIPAL
                           PURCHASE DATE     AMOUNT          VALUE
                           -------------   ----------      ----------
COMMERCIAL
PAPER (continued)
Associates Corp. of North
   America, 8/28/1998           5.57%      $  530,000      $  525,304
General Electric Capital
   Corp., 9/4/1998.......       5.58          530,000         524,737
Norwest Financial, Inc.,
   8/10/1998.............       5.55          490,000         487,022
                                                           ----------
TOTAL COMMERCIAL PAPER
   (Cost $2,523,480)................                        2,523,480
                                                           ----------

OTHER INVESTMENTS
   (Cost $3,970)....................                            3,897
                                                           ----------

TOTAL INVESTMENTS -- 96.8%
   (Cost $8,922,576)................                        8,922,503

OTHER ASSETS LESS
   LIABILITIES-- 3.2%...............                          290,453
                                                           ----------

NET ASSETS-- 100.0%.................                       $9,212,956
                                                           ----------
                                                           ----------


-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 96.8%
AEROSPACE/DEFENSE -- 3.2%
General Dynamics.................           11,400        $   530,100
United Technologies..............           14,200          1,313,500
                                                          -----------
                                                            1,843,600
                                                          -----------
AUTOMOTIVE AND RELATED -- 4.8%
Chrysler.........................           21,100          1,189,513
Dana.............................            8,700            465,450
Eaton............................            5,500            427,625
Harley-Davidson..................           18,200            705,250
                                                          -----------
                                                            2,787,838
                                                          -----------
BASIC MATERIALS -- 0.8%
Aluminum Company of
   America.......................            7,500            494,531
                                                          -----------
BUSINESS SERVICES AND
SUPPLIES -- 1.3%
Xerox............................            7,400            752,025
                                                          -----------
CHEMICALS -- 2.2%
duPont (E.I.) de Nemours.........            9,100            679,088
Goodrich (B.F.)..................           12,400            615,350
                                                          -----------
                                                            1,294,438
                                                          -----------
COMPUTER GOODS AND
SERVICES -- 4.0%
International Business
   Machines......................            9,100          1,044,794
Microsoft*.......................           12,000          1,300,875
                                                          -----------
                                                            2,345,669
                                                          -----------
CONSUMER GOODS AND
SERVICES -- 9.6%
Anheuser-Busch...................           17,900            844,656
Avon Products....................            6,800            527,000
Coca-Cola........................           11,700          1,000,350
General Mills....................            7,900            540,162
PepsiCo..........................           18,200            749,612
Philip Morris....................           23,400            921,375
Procter & Gamble.................            9,100            828,669
RJR Nabisco Holdings.............            7,300            173,375
                                                          -----------
                                                            5,585,199
                                                          -----------
DRUGS AND HEALTH
CARE -- 11.0%
Abbott Laboratories..............           16,600            678,525
American Home Products...........           19,800          1,024,650
Baxter International.............            9,900            532,744


                                         SHARES              VALUE
                                       -----------        -----------
DRUGS AND HEALTH
CARE (continued)
Bristol-Myers Squibb.............            9,700        $ 1,114,894
Johnson & Johnson................            9,900            730,125
Merck............................            7,800          1,043,250
Pfizer...........................            4,900            532,569
Schering-Plough..................            8,700            797,137
                                                          -----------
                                                            6,453,894
                                                          -----------
ELECTRIC AND GAS
UTILITIES -- 3.9%
Edison International.............           22,900            676,981
Unicom*..........................           17,600            617,100
The Williams Cos.................           29,100            982,125
                                                          -----------
                                                            2,276,206
                                                          -----------
ELECTRONICS -- 1.6%
Raytheon (Class B)...............           16,000            946,000
                                                          -----------
ENERGY -- 10.5%
British Petroleum
   (ADRs) (United Kingdom).......            6,600            582,450
Chevron..........................            7,300            606,356
Exxon............................           25,600          1,825,600
Mobil............................           18,500          1,417,562
Royal Dutch Petroleum
   (Netherlands).................           15,700            860,556
Schlumberger.....................            3,000            204,937
Texaco...........................           11,000            656,562
                                                          -----------
                                                            6,154,023
                                                          -----------
FINANCE AND
INSURANCE -- 16.3%
ACE (Bermuda)....................           13,700            534,300
Ahmanson (H.F.)..................           12,200            866,200
American General.................           15,200          1,082,050
American International Group.....            8,400          1,226,400
BankAmerica......................            8,400            726,075
Bank of New York.................           16,400            995,275
Citicorp.........................            3,042            454,019
Federal National Mortgage
   Association...................           10,900            662,175
Marsh & McLennan.................           11,850            716,184
Mellon Bank......................           11,400            793,725
St. Paul Companies...............           16,900            710,856
Travelers........................           12,400            751,750
                                                          -----------
                                                            9,519,009
                                                          -----------
FOOD -- 2.9%
ConAgra..........................           27,300            865,069
Sara Lee.........................           14,800            827,875
                                                          -----------
                                                            1,692,944
                                                          -----------
-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 4.7%
GATX.............................           11,600        $   508,950
General Electric.................           24,300          2,211,300
                                                          -----------
                                                            2,720,250
                                                          -----------
METALS AND MINING -- 0.8%
Allegheny Teledyne...............           20,900            478,088
                                                          -----------
PAPER AND PACKAGING -- 3.5%
Fort James.......................           13,300            591,850
Kimberly-Clark...................           11,700            536,738
Mead.............................           16,400            520,700
Union Camp.......................            7,600            377,150
                                                          -----------
                                                            2,026,438
                                                          -----------
PRINTING AND PUBLISHING -- 0.7%
Gannett..........................            6,100            433,481
                                                          -----------
RETAIL TRADE -- 3.9%
May Department Stores............           12,100            792,550
Penney (J.C.)....................           11,200            809,900
Wal-Mart Stores..................           10,800            656,100
                                                          -----------
                                                            2,258,550
                                                          -----------
TECHNOLOGY -- 1.2%
Intel............................            9,700            718,709
                                                          -----------
TELECOMMUNICATIONS -- 2.8%
American Telephone &
   Telegraph.....................            5,700            325,613


                                         SHARES              VALUE
                                       -----------        -----------
TELECOMMUNICATIONS (continued)
Sprint...........................            5,900        $   415,950
WorldCom*........................           18,500            894,359
                                                          -----------
                                                            1,635,922
                                                          -----------
TELEPHONE UTILITIES -- 4.9%
Ameritech........................           14,600            655,175
GTE..............................           16,200            901,125
SBC Commuications................           16,300            652,000
US WEST Communications
   Group.........................           13,900            653,300
                                                          -----------
                                                            2,861,600
                                                          -----------
TRANSPORTATION -- 0.8%
Norfolk Southern ................           15,900            474,019
                                                          -----------
MISCELLANEOUS/
DIVERSIFIED -- 1.4%
AlliedSignal ....................           17,900            794,313
                                                          -----------

TOTAL COMMON STOCKS
   (Cost $44,963,531)............                          56,546,746

SHORT-TERM HOLDINGS -- 3.9%
   (Cost $2,300,000).............                           2,300,000
                                                          -----------

TOTAL INVESTMENTS -- 100.7%
   (Cost $47,263,531)............                          58,846,746

OTHER ASSETS LESS
   LIABILITIES-- (0.7)%..........                            (404,822)
                                                          -----------

NET ASSETS-- 100.0%..............                         $58,441,924
                                                          -----------
                                                          -----------


------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 95.7%
COMMUNICATIONS
INFRASTRUCTURE -- 5.8%
Aspect Telecommunications*.......           31,900        $   875,256
Cisco Systems*...................           17,500          1,611,641
ECI Telecommunications (Israel)..           45,200          1,711,950
Excel Switching*.................           50,000          1,246,875
Oak Industries*..................           16,600            587,225
                                                          -----------
                                                            6,032,947
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
COMPUTER HARDWARE/
PERIPHERALS -- 18.3%
American Power Conversion*.......           39,400        $ 1,177,075
Apex PC Solutions................           13,200            367,950
Creative Technology*
   (Singapore)...................          136,800          1,697,175
Electronics for Imaging*.........           88,400          1,861,925
EMC*.............................          134,800          6,040,725
Encad*...........................           18,500            251,484
In Focus Systems*................           15,400            109,244



-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
COMPUTER HARDWARE/
PERIPHERALS (continued)
Lexmark International Group
   (Class A)*....................           35,200        $ 2,147,200
SMART Modular Technologies*......           42,300            622,603
Splash Technology Holdings*......           17,200            295,087
STB Systems*.....................           21,900            272,381
Storage Technology*..............           58,600          2,541,775
Unisys*..........................           27,800            785,350
Xerox............................            9,600            975,600
                                                          -----------
                                                           19,145,574
                                                          -----------
COMPUTER SOFTWARE -- 21.3%
3Dfx Interactive*................           20,900            357,259
3DO*.............................           41,400            132,609
Activision*......................           15,400            159,294
ANSYS*...........................           21,200            206,700
Autodesk.........................           36,700          1,414,097
Broderbund Software*.............            9,700            221,281
Cadence Design Systems*..........           42,600          1,331,250
Citrix Systems*..................           20,700          1,416,009
Computer Associates
   International.................           16,100            894,556
Compuware*.......................           36,700          1,875,141
Electronic Arts*.................           45,500          2,459,844
The Learning Company*............           36,300          1,075,387
Microsoft*.......................            3,900            422,784
Network Associates*..............           73,800          3,530,869
Parametric Technology*...........           38,900          1,053,947
Platinum Technology*.............           37,500          1,072,266
Structural Dynamics
   Research*.....................           63,700          1,467,091
Synopsys*........................           53,037          2,428,100
Tecnomatix Technologies*
   (Israel)......................            9,500            190,297
VERITAS Software*................           13,500            558,141
                                                          -----------
                                                           22,266,922
                                                          -----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 2.8%
ADFlex Solutions*................            7,800             69,712
Hadco*...........................           21,000            489,562
Jabil Circuit*...................           13,500            446,344
Sanmina*.........................           19,500            842,766
SCI Systems*.....................           28,600          1,076,075
                                                          -----------
                                                            2,924,459
                                                          -----------
ELECTRONICS CAPITAL
EQUIPMENT -- 10.3%
Asyst Technologies*..............           19,300            242,456


                                         SHARES              VALUE
                                       -----------        -----------
ELECTRONICS CAPITAL
EQUIPMENT (continued)
Cognex*..........................           49,900        $   930,947
Credence Systems*................           42,800            814,537
Electro Scientific Industries*...           21,300            674,278
Etec Systems*....................           36,800          1,296,050
International Business
   Machines......................            9,100          1,044,794
KLA-Tencor*......................           34,300            950,753
Kulicke & Soffa Industries*......           31,300            530,144
Novellus Systems*................           42,400          1,514,475
Orbotech* (Israel)...............           24,900            903,403
Photronics*......................            6,100            134,581
Teradyne*........................           62,800          1,679,900
                                                          -----------
                                                           10,716,318
                                                          -----------
INFORMATION SERVICES -- 6.1%
BISYS Group*.....................           19,000            779,594
First Data.......................           51,900          1,728,919
Galileo International............           15,600            702,975
Gartner Group (Class A)*.........           53,800          1,881,319
Information Resources*...........           30,700            568,909
Whittman-Hart*...................           14,700            712,031
                                                          -----------
                                                            6,373,747
                                                          -----------
MEDIA -- 16.6%
Belo (A.H.) (Class A)............           37,800            921,375
Cablevision Systems (Class A)*...            6,600            551,100
CBS..............................          113,300          3,597,275
Chancellor Media*................           66,600          3,307,106
CKS Group*.......................           10,000            179,375
Clear Channel
   Communications*...............           21,673          2,365,066
Cox Radio (Class A)*.............           15,500            670,375
Lamar Advertising (Class A)*.....           10,600            378,287
MediaOne Group*..................            9,800            430,587
Outdoor Systems*.................           28,500            798,000
Sinclair Broadcast Group
   (Class A)*....................           44,200          1,267,987
Time Warner......................           18,900          1,614,769
USA Networks*....................           18,800            472,937
Ziff-Davis*......................           57,600            799,200
                                                          -----------
                                                           17,353,439
                                                          -----------
SEMICONDUCTORS -- 7.5%
Amkor Technology*................           94,000            878,313
Dallas Semiconductor.............           29,200            905,200
DSP Communications*..............           10,300            141,625
Integrated Device Technology*....           40,800            291,338
Lattice Semiconductor*...........           43,200          1,227,150

--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                       SHARES       VALUE
                                      --------   ----------
SEMICONDUCTORS (continued)
Maxim Integrated Products*.......       49,000   $1,554,219
Microchip Technology*............       56,700    1,484,831
MMC Networks*....................        9,300      296,147
PMC-Sierra* (Canada).............        3,800      177,888
SIPEX*...........................        7,800      167,456
Xilinx*..........................       19,400      660,206
                                                -----------
                                                  7,784,373
                                                -----------
TELECOMMUNICATIONS -- 7.0%
AirTouch Communications*.........       11,700      683,719
Ascend Communications*...........       23,300    1,154,078
Cincinnati Bell..................        9,700      277,663
General Communications*..........       34,900      209,400
Level One Communications*........       32,500      764,766
MCI Communications...............       29,100    1,690,528
Nextel Communications
   (Class A)*....................       19,100      474,516
Qwest Communications
   International*................        2,800       97,563
Tekelec*.........................        5,700      255,788
Tele-Communications
   (Series A) TCI Group* ........       19,300      741,241


                                  SHARES OR
                                  PRINCIPAL
                                   AMOUNT         VALUE
                                  ---------   -------------
TELECOMMUNICATIONS
(continued)
Tele-Communications
   (Series A) TCI Ventures
   Group*....................     50,800 shs.  $  1,017,588
                                               ------------
                                                  7,366,850
                                               ------------
TOTAL COMMON STOCKS
   (Cost $97,352,275)........                    99,964,629
                                               ------------

SUBORDINATED CONVERTIBLE
BONDS -- 0.2%
   (Cost $190,000)
COMPUTER SOFTWARE -- 0.2%
Activision 6-3/4%, 1/1/2005....  $190,000           164,350
                                               ------------

SHORT-TERM HOLDINGS -- 3.3%
   (Cost $3,500,000).........                     3,500,000
                                               ------------

TOTAL INVESTMENTS -- 99.2%
   (Cost $101,042,275).......                   103,628,979

OTHER ASSETS LESS
   LIABILITIES-- 0.8%........                       792,337
                                               ------------

NET ASSETS-- 100.0%..........                  $104,421,316
                                               ------------
                                               ------------

------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO

                                        SHARES      VALUE
                                       --------   ---------
COMMON STOCKS -- 96.1%
CAPITAL GOODS -- 11.9%
Allied Waste Industries*.........       30,500  $   731,047
American Disposal Services *.....        7,600      356,487
Cognex*..........................       28,860      538,419
Corporate Express*...............       56,800      718,875
Flanders*........................       16,000       76,000
Fusion Systems (Rights)*.........        3,745          234
Innovative Valve Technologies*...        9,100       66,259
Integrated Electrical Services*..       10,800      217,350
Kemet*...........................       40,600      534,144
Lamalie Associates*..............        9,900      185,006
Metamor Worldwide*...............       10,000      352,187
Oak Industries*..................       22,630      800,536
UCAR International*..............       28,400      828,925
Waste Connections*...............       10,000      199,375
Waterlink*.......................       12,700      107,950
                                                -----------
                                                  5,712,794
                                                -----------
COMMUNICATION SERVICES -- 0.0%
Arch Communications Group*.......        3,965       15,488
                                                -----------

                                        SHARES      VALUE
                                       --------   ---------
CONSUMER CYCLICALS -- 18.9%
AccuStaff*.......................       38,600  $ 1,206,250
American Homestar*...............       32,737      784,665
Analysts International...........        7,500      213,281
Barnes & Noble*..................       15,400      576,537
Borders Group*...................        7,600      281,200
Career Education*................       10,000      247,500
CMP Media (Class A)*.............        3,100       53,669
Copart*..........................       14,400      331,650
Duane Reade*.....................       13,600      408,000
HA-LO Industries*................       12,700      395,287
Journal Register*................       28,100      470,675
Market Facts*....................        9,700      207,337
Personnel Group of America*......       42,400      848,000
Petersen Companies
   (Class A)*....................       16,700      427,937
Pittston Brink's Group...........       11,900      438,812
PMT Services*....................       33,400      849,612
Polymer Group*...................       18,700      217,388
Pre-Paid Legal Services*.........        7,100      224,094
Primark*.........................        7,100      222,319


------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)


                                        SHARES      VALUE
                                       --------   ---------
CONSUMER CYCLICALS (continued)
RDO Equipment (Class A)*.........        8,300   $  139,025
Vlasic Foods International*......       21,100      243,513
Ziff-Davis*......................        8,400      116,550
Zindart (ADRs)* (Hong Kong)......        9,100      124,272
                                                -----------
                                                  9,027,573
                                                -----------
CONSUMER STAPLES -- 13.1%
Aurora Foods*....................       12,200      257,725
Carriage Services (Class A)*.....       19,100      479,887
Coinmach Laundry*................       42,300    1,001,981
Educational Medical*.............       30,600      276,356
EduTrek International
   (Class A)*....................       23,700      579,169
Equity Corporation*..............       17,100      410,400
Hearst-Argyle Television
   (Class A)*....................       18,381      737,538
Jacor Communications*............       13,350      788,484
Premier Parks*...................        4,000      266,500
Provant*.........................       16,700      307,906
Sinclair Broadcast Group
   (Class A)*....................       12,600      361,462
U.S. Foodservice*................       18,300      641,644
Youth Services International*....       20,800      153,400
                                                -----------
                                                  6,262,452
                                                -----------
ENERGY -- 4.3%
Cabot Oil & Gas..................       11,400      228,000
Calpine*.........................       31,800      641,962
Eagle Geophysical*...............       10,800      114,075
McDermott International..........       11,600      399,475
Pogo Producing...................       11,410      286,676
Pride International*.............        6,200      105,012
Santa Fe Energy Resources*.......       25,300      271,975
                                                -----------
                                                  2,047,175
                                                -----------
FINANCIAL SERVICES -- 9.3%
American Capital Strategies*.....       13,900      317,094
Crusader Holding*................        3,300       54,037
DST System*......................        9,100      509,600
ESG Re...........................       12,700      280,194
First Commonwealth Financial.....       71,700    1,071,019
First Investors Financial
   Services Group*...............        2,000       12,750
First Sierra Financial*..........        7,100      216,106
FirstService*....................       16,000      204,000
Freedom Securities*..............        1,500       27,187
Imperial Credit Industries*......       21,100      490,575
Insignia Financial Group*........       23,500      575,750



                                        SHARES      VALUE
                                       --------   ---------
FINANCIAL SERVICES (continued)
Ocwen Financial*.................        9,600   $  258,000
Stirling Cooke Brown
   Holdings......................        1,900       53,200
T&W Financial*...................       15,000      383,437
                                                -----------
                                                  4,452,949
                                                -----------
HEALTH CARE -- 15.4%
American Dental Partners.........       10,000      140,625
American HomePatient*............       21,200      404,125
AMSurg (Class A)*................       10,000       76,250
Castle Dental Centers*...........       55,000      537,969
Collaborative Clinical
   Research*.....................       20,000       82,500
CompDent*........................       21,300      333,478
Dentsply International...........       13,270      330,091
Hanger Orthopedic Group*.........       20,800      423,800
HealthCor Holdings*..............       13,700       17,981
IMNET Systems*...................       11,800      158,194
NCS Healthcare (Class A)*........        5,400      154,237
Omnicare.........................        5,400      205,875
Orthalliance (Class A)*..........       15,000      214,219
PMR*.............................       11,400      114,712
Professional Detailing*..........        5,500      134,406
Province Healthcare*.............       24,300      661,416
PSS World Medical*...............       33,000      482,625
Quorum Health Group*.............        9,100      240,866
Renex*...........................       50,000      290,625
Schein Pharmaceutical*...........        7,100      189,038
Somnus Medical
   Technologies*.................       20,000      161,250
Total Renal Care Holdings*.......       22,500      776,250
Triangle Pharmaceuticals*........       12,200      179,188
Universal Health Services
   (Class B)*....................       10,000      583,750
Watson Pharmaceuticals*..........       10,500      490,219
                                                -----------
                                                  7,383,689
                                                -----------
TECHNOLOGY -- 19.8%
Aavid Thermal Technologies*......        3,000       87,188
ADE*.............................        5,700       83,719
Affiliated Computer Services
   (Class A)*....................       11,400      438,900
American Management
   Systems*......................        6,000      179,625
Amkor Technology*................        6,100       56,997
ANTEC*...........................       22,200      516,844
Avant!*..........................       30,000      741,563
AVX..............................       12,700      203,994

--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
TECHNOLOGY (continued)
BISYS Group*.....................       12,800   $  525,200
Black Box*.......................       10,800      358,763
Burr-Brown*......................       31,350      663,248
Ceridian*........................       19,900    1,169,125
CIDCO*...........................        1,600        7,450
Credence Systems*................       28,400      540,488
General Semiconductors*..........       33,100      326,863
Glenayre Technologies*...........       32,200      348,163
Global-Tech Appliances*..........        2,900       41,688
HMT Technology*..................       14,000      116,813
Indus International*.............        9,200      109,825
Inso*............................       10,800      148,500
Integrated Device
   Technology*...................       18,100      129,245
Lattice Semiconductor*...........        4,570      129,817
Microchip Technology*............       18,800      492,325
Micrografx*......................        3,000       42,938
National Instruments*............        5,000      178,906
Omnipoint*.......................       18,000      413,438
PMC-Sierra* (Canada).............       12,700      594,519
PSW Technologies*................       23,700      134,053
Thermoquest*.....................       12,700      189,706
Unigraphics Solutions*...........        6,700       93,800
Waters*..........................        7,300      430,244
                                                -----------
                                                  9,493,947
                                                -----------


                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                   --------       ---------
TRANSPORTATION -- 1.6%
Marine Transport*............       2,610 shs.  $    10,685
OMI*.........................       26,100          208,800
US Xpress Enterprises
   (Class A)*................       11,800          196,175
Wisconsin Central Transport*..      15,300          335,166
                                                -----------
                                                    750,826
                                                -----------
UTILITIES -- 1.8%
CalEnergy*...................       28,660          861,591
                                                -----------

TOTAL COMMON STOCKS
   (Cost $42,738,012)........                    46,008,484

REPURCHASE
AGREEMENTS -- 15.1%
   (Cost $7,200,000)
HSBC Securities, Inc., 5%,
   dated 6/30/1998, maturing
   7/1/1998 collateralized by:
   $5,806,000 US Treasury
   Notes 9-3/8%, 2/15/2006,
   with a fair market value
   of $7,364,328               $7,200,000         7,200,000
                                                -----------
TOTAL INVESTMENTS -- 111.2%
    (Cost $49,938,012).......                    53,208,484
OTHER ASSETS
   LESS LIABILITIES-- (11.2)%...                (5,357,344)
                                                -----------
NET ASSETS-- 100.0%..........                   $47,851,140
                                                -----------
                                                -----------

------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO

                                        SHARES      VALUE
                                       --------   ---------
COMMON STOCKS -- 90.5%
AUSTRALIA -- 0.2%
Pacifica Group
   (Automotive and Related)......        5,200   $   11,910
Telstra* (Telecommunications)....        2,500        6,407
                                                 ----------
                                                     18,317
                                                 ----------
BRAZIL -- 1.6%
Companhia Energetica de
   Minas Gerais "CEMIG"
   (ADRs) (Electric and
   Gas Utilities)................          465       14,008
Companhia Paranaense de
   Energia "Copel" (ADRs)
   (Electric and Gas Utilities)..        1,800       16,650


                                        SHARES      VALUE
                                       --------   ---------
BRAZIL (continued)
Petroleo Brasileiro "Petrobras"
   (ADRs) (Resources)............        2,480   $   46,100
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........          510       55,686
                                                 ----------
                                                    132,444
                                                 ----------
CHINA -- 0.2%
Huaneng Power
   International (ADRs)*
   (Electric and Gas
   Utilities)....................        1,400       18,812
                                                 ----------

---------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
FINLAND -- 3.5%
Nokia (Series A)
   (Telecommunications)..........        2,900   $  212,894
Raision Tehtaat (Consumer
   Goods and Services)...........        4,000       72,047
                                                 ----------
                                                    284,941
                                                 ----------
FRANCE -- 8.5%
Accor (Entertainment
   and Leisure)..................          540      150,750
Cap Gemini (Computer and
   Technology Related)...........        1,111      174,141
ECIA (Automotive
   and Related)..................          251       69,574
Genset (ADRs)* (Drugs and
   Health Care)..................        2,500       73,516
Hachette Filipacchi Medias
   (Publishing)..................          400      115,494
Valeo (Automotive
   and Related)..................        1,030      105,024
                                                 ----------
                                                    688,499
                                                 ----------
GERMANY -- 4.9%
Adidas-Salomon (Consumer
   Goods and Services)...........          910      157,035
Lufthansa (Transportation).......        5,300      132,793
Metro (Retailing)................        1,740      105,382
Metro (Rights)* (Retailing)......        1,740           67
                                                 ----------
                                                    395,277
                                                 ----------
GREECE -- 1.6%
Hellenic Telecommunication
   Organization
   (Telecommunications)..........        4,166      106,652
National Bank of Greece
   (Financial Services)..........          800       20,560
                                                 ----------
                                                    127,212
                                                 ----------
HUNGARY -- 1.3%
Magyar Tavkozlesi "Matav"
   (ADRs)*
   (Telecommunications)..........        2,070       60,936
MOL Magyar Olaj-es Gazipari
   (GDRs)*+ (Resources)..........        1,740       46,893
                                                 ----------
                                                    107,829
                                                 ----------
INDIA -- 0.3%
Videsh Sanchar Nigam (GDRs)+.....
   (Telecommunications)..........        1,950       20,329
                                                 ----------


                                        SHARES      VALUE
                                       --------   ---------
IRELAND -- 1.8%
Elan (ADRs)* (Drugs and
   Health Care)..................        2,250   $  144,703
                                                 ----------
ITALY -- 2.1%
Aeroporti di Roma (Transportation)       8,250       51,842
Mediolanum*. (Financial Services)        3,600      114,019
                                                 ----------
                                                    165,861
                                                 ----------
JAPAN -- 5.9%
Bellsystem 24 (Business Goods
   and Services).................          300       44,842
Daitec (Business Goods
   and Services).................          800       12,648
Diamond Computer Service
   (Computer and Technology
   Related)......................        3,000       41,824
H.I.S. (Entertainment and
   Leisure)......................        2,000       28,314
Hogy Medical (Drugs and
   Health Care)..................          900       27,552
Keyence (Electronics)............          400       43,405
Kyocera (Electronics)............        1,100       53,595
Meitec (Computer and
   Technology Related)...........        2,000       68,988
Nomura Securities (Financial
   Services).....................        4,000       46,423
Sanyo Shinpan Finance............
   (Financial Services)..........        1,000       35,213
Secom (Support Services).........        1,000       57,562
Softbank (Computer and
   Technology Related)...........          500       19,403
                                                 ----------
                                                    479,769
                                                 ----------
MEXICO -- 0.9%
Grupo Iusacell (ADRs)*
   (Telecommunications)..........        1,200       16,500
Panamerican Beverages
   (Class A) (Consumer Goods
   and Services).................        1,700       53,444
                                                 ----------
                                                     69,944
                                                 ----------
NETHERLANDS -- 4.1%
Gucci Group (Consumer Goods
   and Services).................        1,300       68,900
Koninklijke KNP BT (Business
   Goods and Services)...........        2,615       67,356

---------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
NETHERLANDS (continued)
Philips Electronics
   (Electronics).................        1,500   $  125,843
PolyGram (Entertainment
   and Leisure)..................        1,390       70,787
                                                 ----------
                                                    332,886
                                                 ----------
NORWAY -- 1.7%
Tomra Systems (Business
   Goods and Services)...........        4,700      141,012
                                                 ----------
RUSSIA -- 0.1%
Tatneft (ADRs)* (Resources)......        1,400       10,850
                                                 ----------
SINGAPORE -- 0.1%
Advanced Systems Automation
   (Manufacturing and Industrial
   Equipment)....................       16,000        6,356
                                                 ----------
SOUTH KOREA -- 0.1%
Samsung Electronics (GDRs)*
   (Electronics).................          660        9,230
                                                 ----------
SPAIN -- 5.8%
Actividades de Construccion y
   Servicios (Construction
   and Property).................        2,500       75,010
Aguas de Barcelona (Consumer
   Goods and Services)...........        2,000      111,415
Aguas de Barcelona (Rights)*.....
   (Consumer Goods
   and Services).................           10          545
Centros Comerciales Continente
   (Retailing)...................        4,000       91,217
Superdiplo* (Retailing)..........        3,600       77,873
Tabacalera (Class A) (Tobacco)...        5,500      112,523
                                                 ----------
                                                    468,583
                                                 ----------
SWEDEN -- 4.1%
Astra (Class A) (Drugs and
   Health Care)..................        4,735       96,512
Autoliv (SDRs) (Automotive
   and Related)..................        1,100       35,076
L.M. Ericsson Telefon (Series B).
   (Telecommunications)..........        5,400      157,334

                                        SHARES      VALUE
                                       --------   ---------
SWEDEN (continued)
Skandia Forsakrings
   (Financial Services)..........        3,100   $   44,192
                                                 ----------
                                                    333,114
                                                 ----------
SWITZERLAND -- 2.7%
Helvetia Patria Holding
   (Financial Services)..........           75       88,598
Sairgroup (Transportation).......          400      131,359
                                                 ----------
                                                    219,957
                                                 ----------
TAIWAN -- 0.1%
Siliconeware Precision Industries
   (GDRs)* (Electronics).........        1,020        8,160
                                                 ----------
UNITED KINGDOM -- 12.0%
Airtours (Entertainment
   and Leisure)..................        8,500       63,920
Ashtead Group (Construction
   and Property).................       14,000       55,091
Bodycote International (Industrial
   Goods and Services)...........        6,000      105,546
British Biotech (Drugs and
   Health Care)..................       14,000        8,579
CMG* (Computer and
   Technology Related)...........        2,200       69,055
CRT Group (Support Services).....        6,500       45,141
Games Workshop Group
   (Entertainment and Leisure)...        4,500       43,519
Granada Group
   (Entertainment and Leisure)...        4,500       82,836
Halma (Industrial Goods
   and Services).................       30,000       62,277
Ladbroke Group
   (Entertainment and Leisure)...       13,000       71,694
Parity (Computer and
   Technology Related)...........        5,625       73,673
Pizza Express (Restaurants)......        8,000      114,317
Rolls Royce (Aerospace)..........       12,600       52,050
WPP Group (Business Goods
   and Services).................       19,000      124,980
                                                 ----------
                                                    972,678
                                                 ----------
UNITED STATES -- 26.9%
American International Group
   (Financial Services)..........          650       94,900
American Telephone & Telegraph...
   (Telecommunications)..........        1,500       85,687

--------------
* Non-income producing security.
See Notes to Financial Statements.
                                      P-19

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
Bristol-Myers Squibb (Drugs
   and Health Care)..............        1,100   $  126,431
Cardinal Health (Drugs
   and Health Care)..............        1,200      112,500
Coca-Cola Enterprises (Consumer
   Goods and Services)...........        1,700       66,725
ConAgra (Consumer Goods
   and Services).................        3,600      114,075
Dayton Hudson (Retailing)........        2,600      126,100
Disney, Walt (Entertainment
   and Leisure)..................        1,000      105,063
General Electric (Diversified)...        1,300      118,300
Hewlett-Packard (Computer
   and Technology Related).......        1,200       71,850
Interpublic Group of Companies
   (Business Goods and
   Services).....................        1,750      106,203
Kroger* (Consumer Goods
   and Services).................        1,500       64,312
Lilly (Eli) (Drugs and
   Health Care)..................        1,300       85,881
MBNA (Financial Services)........        2,275       75,075
Merck (Drugs and
   Health Care)..................          900      120,375
Microsoft* (Computer and
   Technology Related)...........        1,000      108,406
PepsiCo (Consumer Goods
   and Services).................        1,100       45,306
Pfizer(Drugs and Health Care)            1,300      141,294
Philip Morris (Tobacco)..........        2,300       90,563
Procter & Gamble (Consumer
   Goods and Services)...........        1,100      100,169
Travelers (Financial Services)...        1,950      118,219


                                    SHARES OR
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                     --------     ---------
UNITED STATES (continued)
Xerox (Business Goods and
   Services)..................      1,000 shs.   $  101,625
                                                 ----------
                                                  2,179,059
                                                 ----------
TOTAL COMMON STOCKS
   (Cost $6,038,874).........                     7,335,822
                                                 ----------
PREFERRED STOCKS -- 2.6%
   (Cost $103,690)
GERMANY
Porsche (Non-Voting)*
   (Automotive and
   Related)...................         72           208,274
                                                 ----------
FIXED TIME DEPOSITS -- 6.2%
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5-3/4%, dated 6/30/1998,
   maturing 7/2/1998..........   $250,000           250,000
First National Bank of Chicago,
   Grand Cayman 5.40%,
   dated 6/30/1998,
   maturing 7/2/1998.........     250,000           250,000
                                                 ----------
TOTAL FIXED TIME DEPOSITS
   (Cost $500,000)............                      500,000
                                                 ----------
TOTAL INVESTMENTS -- 99.3%
   (Cost $6,642,564).........                     8,044,096

OTHER ASSETS LESS
   LIABILITIES-- 0.7%........                        59,953
                                                 ----------
NET ASSETS-- 100.0%..........                    $8,104,049
                                                 ----------
                                                 ----------


----------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO

                                        SHARES      VALUE
                                       --------   ---------
COMMON STOCKS -- 92.3%
AUSTRALIA -- 0.6%
BRL Hardy
   (Consumer Goods and
   Services).....................        7,000   $   22,532
CSL (Medical Products and
   Technology)...................        3,200       20,699
Futuris (Automotive Parts
   Manufacturing)................       16,273       14,304

                                        SHARES      VALUE
                                       --------   ---------
AUSTRALIA (continued)
HIH Winterthur International
   Holdings
   (Financial Services)..........       11,300    $  19,935
Hoyts Cinemas Group (Leisure
   and Hotels)...................       13,000       16,899
National Foods (Consumer
   Goods and Services)...........       12,500       21,356
Pasminco (Metals)................       18,000       13,705

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
AUSTRALIA (continued)
Henry Walker Group
   (Support Services)............       14,000   $   14,906
                                                 ----------
                                                    144,336
                                                 ----------
AUSTRIA -- 0.9%
Bau Holdings (Construction
   and Property).................        2,600      147,187
Bau Holdings (Voting Preference
   Shares) (Construction
   and Property).................        1,380       65,645
                                                 ----------
                                                    212,832
                                                 ----------
BELGIUM -- 1.1%
Telinfo (Telecommunications).....        2,350      260,915
                                                 ----------
BERMUDA -- 0.1%
Dairy Farm International
   Holdings (Retailing)..........       12,500       13,375
                                                 ----------
CANADA -- 0.8%
PMC-Sierra* (Technology).........        2,600      121,713
Teleglobe (Telecommunications)...        2,600       69,411
                                                 ----------
                                                    191,124
                                                 ----------
DENMARK -- 2.2%
Danske Traelastkompagni
   (Construction and Property)...        2,043      194,020
Sydbank (Financial Services).....        2,300      127,917
Thorkild Kristensen(.Construction
   and Property).................        2,065      191,912
                                                 ----------
                                                    513,849
                                                 ----------
FINLAND -- 1.3%
Tamro (Series A) (Drugs and
   Health Care)..................       30,000      193,763
Valmet (Capital Goods)...........        6,715      115,574
                                                 ----------
                                                    309,337
                                                 ----------
FRANCE -- 5.3%
ECIA (Automotive Parts
   Manufacturing)................          910      252,240
Etam Developpement*
   (Retailing)...................        1,659      128,649
Genset (ADRs)* (Drugs and
   Health Care)..................        2,840       83,514
IMS International Metal
   Service (Metals)..............        8,100      112,261


                                        SHARES      VALUE
                                       --------   ---------
FRANCE (continued)
L'Europeenne d'Extincteurs
   (Manufacturing)...............        1,610   $  129,897
L'Europeenne d'Extincteurs
   (Warrants)*
   (Manufacturing)...............          246        2,801
Montupet (Automotive Parts
   Manufacturing)................        6,440      255,012
Sylea (Automotive Parts
   Manufacturing)................        1,807      166,661
Virbac (Veterinary Products).....        1,360      108,156
                                                 ----------
                                                  1,239,191
                                                 ----------
GERMANY -- 1.5%
Moebel Walther (Retailing).......        3,400      159,845
Tarkett (Consumer Goods
   and Services).................        5,484      181,991
                                                 ----------
                                                    341,836
                                                 ----------
HONG KONG -- 0.4%
Esprit Holdings (Retailing)......       32,000        9,707
Johnson Electric Holdings
   (Electronics).................        5,500       20,376
Li & Fung (Consumer Goods
   and Services).................       14,000       22,589
Shenzhen Expressway (Series H)...
   (Transportation)..............       90,000       16,613
Yanzhou Coal Mining (Series H)*
   (Resources)...................       30,000        5,731
Zindart (ADRs)*...(Consumer Goods
   and Services).................        2,100       28,678
                                                 ----------
                                                    103,694
                                                 ----------
INDIA -- 0.2%
Gujurat Ambuja Cement (GDRs).....
   (Building Materials)..........       10,839       51,214
                                                 ----------
IRELAND -- 0.3%
Esat Telecom Group (ADRs)*
   (Telecommunications)..........        1,600       60,600
                                                 ----------
ITALY -- 0.5%
La Doria (Consumer Goods
   and Services).................       41,700      125,281
                                                 ----------
JAPAN -- 4.6%
Aiya (Restaurants)...............        2,000       15,379
Asahi Diamond Industries
   (Manufacturing)...............        3,000       13,474

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
JAPAN (continued)
Asatsu (Advertising).............        1,900    $  38,572
Benesse (Business Services)......        1,000       34,853
Enplas (Electronics).............        1,000       17,534
Forval (Telecommunications)......        1,000        8,623
Fujicco (Consumer Goods
   and Services).................        2,000       21,990
Fujitsu Business Systems
   (Business Services)...........        2,000       27,308
Glory Kogyo (Manufacturing)......        2,000       30,326
Higashi Nihon House
   (Construction and
   Property).....................        3,000       11,448
H.I.S. (Leisure and Hotels)......        1,000       14,157
Hitachi Information Systems
   (Computer Software)...........        2,000       19,259
Hitachi Medical  (Medical
   Products and Technology)......        2,000       21,559
Hogy Medical (Medical Products
   and Technology)...............          700       21,429
Hokkai Can (Manufacturing).......        7,000       16,600
Horiba Instruments
   (Electronics).................        4,000       41,680
Iino Kaiun* (Transportation).....       15,000       28,457
Japan Information Processing
   Service (Computer
   Software).....................        2,200       18,972
Kentucky Fried Chicken
   (Restaurants).................        2,000       19,978
Kissei Pharmaceutical (Drugs
   and Health Care)..............        1,000       14,732
Komatsu Seiren (Manufacturing)...        4,000       19,547
Maspro Denkoh
   (Telecommunications)..........        2,000       17,118
Mitsubishi Cable Industries
   (Manufacturing)...............        7,000       13,330
Mitsubishi Gas Chemical
   (Chemicals)...................        3,000        9,033
Mitsui Home (Construction and
   Property).....................        5,000       22,313
Namura Shipbuilding
   (Capital Goods)...............        4,000        9,371
Nichicon (Manufacturing).........        2,000       22,277
Nippon Broadcasting System
   (Media).......................        1,000       42,039


                                        SHARES      VALUE
                                       --------   ---------
JAPAN (continued)
Nippon Seiki (Automotive Parts
   Manufacturing)................        2,000    $  12,217
Nishio Rent All (Construction and
   Property).....................        2,000       16,097
Nissha Printing (Paper and
   Printing).....................        3,000       18,325
Nisshin Fire & Marine Insurance
   (Financial Services)..........        8,000       20,121
Nittetsu Mining (Resources)......        4,000       14,372
Nova (Consumer Goods and
   Services).....................        3,000        8,580
Okinawa Electric Power
   (Electric Utilities)..........        1,200       18,540
Olympus Optical (Electronics)....        2,000       17,333
Otsuka Kagu (Retailing)..........          500       22,996
Ryoyo Electro (Electronics)......        3,000       35,184
Sagami Chain (Restaurants).......        2,000       17,649
Sanyo Special Steel (Metals).....       12,000       13,366
Sodick (Manufacturing)...........        5,000       14,372
Sundrug (Retailing)..............        1,800       19,015
Takasago (Chemicals).............        4,000       18,109
TOEI (Media).....................        4,000       12,562
Tokyo Style (Manufacturing)......        2,000       19,547
Towa Pharmaceutical (Drugs and
   Health Care)..................        2,000       13,510
Toyo Ink Manufacturing
   (Chemicals)...................        7,000       15,594
Tsubaki Nakashima
   (Manufacturing)...............        9,000       48,960
Tsudakoma (Manufacturing)........       11,000       20,395
Tsutsumi Jewelry (Retailing).....        3,000       39,452
Xebio (Retailing)................        2,600       38,770
Yokohama Reito (Distributors)....        1,000        6,992
                                                 ----------
                                                  1,073,416
                                                 ----------
NETHERLANDS -- 4.0%
Benckiser (Series B)* (Consumer
   Goods and Services)...........        2,700      165,716
CMG* (Computer Software).........       18,000      564,998
Samas Groep (Manufacturing)......        3,036      213,000
                                                 ----------
                                                    943,714
                                                 ----------
NEW ZEALAND -- 0.0%
Sky Network Television*
   (Media).......................        8,000        9,939
                                                 ----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
NORWAY -- 0.8%
Ekornes (Manufacturing)..........       13,800   $  169,215
Tandberg Television* (Media).....        2,600       21,919
                                                 ----------
                                                    191,134
                                                 ----------
PHILIPPINES -- 0.1%
Philippine Long Distance Telephone
   (Telecommunications)..........        1,000       22,782
                                                 ----------
SINGAPORE -- 0.2%
Excel Machine Tools*
   (Manufacturing)...............       40,000        5,692
Keppel FELS (Industrial
   Goods and Services)...........        5,000       14,971
Venture Manufacturing
   (Electronics).................        4,500        8,538
Want Want Holdings*
   (Consumer Goods
   and Services).................       13,920       10,301
                                                 ----------
                                                     39,502
                                                 ----------
SOUTH KOREA -- 0.1%
L.G. Chemical* (Chemicals).......        1,000        5,535
Samsung Display Devices
   (Electronics).................          228        6,227
                                                 ----------
                                                     11,762
                                                 ----------
SWEDEN -- 2.1%
Angpanneforeningen (Series B)
   (Business Services)...........        4,375       76,591
BT Industries (Capital Goods)....          770       15,502
Bure Investment Aktiebolaget
   (Financial Services)..........        4,700       74,640
Finnveden (Series B)
   (Manufacturing)...............        3,600       82,381
Munksjo (Paper and Printing).....        8,400       81,931
PLM (Manufacturing)..............        9,500      149,681
                                                 ----------
                                                    480,726
                                                 ----------
SWITZERLAND -- 2.5%
Bon Appetit Holding
   (Retailing)...................          197      130,944
Bon Appetit Holding (Warrants)*
   (Retailing)...................          197        4,019
Hero (Consumer Goods
   and Services).................          150      101,678
Kardex (Industrial Goods
   and Services).................          484      149,707

                                        SHARES      VALUE
                                       --------   ---------
SWITZERLAND (continued)
Selecta Group* (Consumer
   Goods and Services)...........          850   $  181,244
SIG Schweizerische
   Industrie-Gesellschaft
   Holding (Manufacturing).......           36       29,260
                                                 ----------
                                                    596,852
                                                 ----------
TAIWAN -- 0.1%
Taiwan American Fund*
   (Miscellaneous)...............        2,000       31,820
                                                 ----------
THAILAND -- 0.1%
Hana Microelectronics
   (Electronics).................        5,000       12,827
                                                 ----------


UNITED KINGDOM -- 19.8%
AEA Technology (Industrial
   Goods and Services)...........        6,500       98,356
Allied Leisure (Leisure
   and Hotels)...................       97,500       40,643
Ashtead Group (Construction
   and Property).................      106,600      419,478
BTG (Technology).................        7,000       97,460
Capital Radio (Media)............       20,500      242,177
Chiroscience Group (Drugs
   and Health Care)..............        4,250       19,665
Clinton Cards (Retailing)........       40,000       92,707
Cobham (Manufacturing)...........        8,950      156,694
CRT Group
   (Support Services)............       30,000      208,342
David Brown Group
   (Manufacturing)...............       40,657      140,667
Dawson Group (Transportation)....       26,600      110,882
Domnick Hunter Group
   (Manufacturing)...............       20,000      124,221
Druck Holdings (Industrial
   Goods and Services)...........       11,500       54,649
Electronics Boutique*
   (Retailing)...................      129,800      191,539
F.I. Group (Computer
   Software).....................       14,196      362,749
Fairey Group (Electronics).......       15,200       83,003
Games Workshop Group
   (Retailing)...................        9,400       90,907
GWR Group (Media)................       24,000       89,639
IBC Group
   (Business Services)...........       27,800      232,232


-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
UNITED KINGDOM (continued)
ICON (ADRs)* (Consumer
   Goods and Services)...........        5,000    $ 126,563
National Express Group
   (Transportation)..............       14,000      226,083
Parity (Computer Software).......       25,312      331,522
Peptide Therapeutics (Drugs and
   Health Care)..................        2,750       10,455
Pizza Express (Restaurants)......       19,500      278,648
Polypipe (Building Materials)....       70,500      171,038
Save Group (Retailing)...........        8,600       18,068
Shire Pharmaceuticals*
   (Drugs and Health Care).......        5,500       38,655
Tilbury Douglas (Construction
   and Property).................       50,500      242,086
Trifast (Electrical Distribution)        8,000       80,035
Trinity (Media)..................       26,100      211,285
Vanguard Medica Group
   (Drugs and Health Care).......        3,500       18,675
Vanguard Medica Group (Warrants)*
   (Drugs and Health Care).......          500          392
Wellington Holdings
   (Manufacturing)...............        9,500       26,533
                                                 ----------
                                                  4,636,048
                                                 ----------
UNITED STATES -- 42.7%
Aavid Thermal Technologies*
   (Technology)..................          700       20,344
AccuStaff*
   (Business Services)...........        8,600      268,750
Acuson* (Medical Products
   and Technology)...............        3,000       54,563
Acxiom* (Computer Software)......        4,300      107,634
ADE* (Technology)................        1,600       23,500
Aerial Communications*
   (Communication Services)......        6,400       39,600
Affiliated Computer Services
   (Class A)* (Business
   Services).....................        1,900       73,150
Allied Waste Industries (Industrial
   Goods and Services)...........        5,900      141,416
American Capital Strategies*
   (Financial Services)..........        2,200       50,188
American Disposal Services*
   (Consumer Goods and
   Services).....................        1,600       75,050
American HomePatient* (Drugs
   and Health Care)..............        2,800       53,375


                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
American Homestar*
   (Manufacturing)...............        7,200   $  172,575
American Management Systems*
   (Business Services)...........        1,000       29,938
Amkor Technology*
   (Technology)..................        1,300       12,147
Analysts International
   (Business Services)...........        1,500       42,656
ANTEC*
   (Telecommunications)..........        3,900       90,797
Arch Communications Group*
   (Telecommunications)..........        3,900       15,234
Asyst Technologies*
   (Technology)..................        4,900       61,556
Aurora Foods* (Consumer
   Goods and Services)...........        2,400       50,700
Avant!* (Computer Software)......        4,300      106,291
AVX (Electronics)................        2,800       44,975
BA Merchant Services (Class A)*
   (Business Services)...........        4,900       98,919
Bacou USA* (Industrial Goods
   and Services).................        3,100       65,003
Barnes & Noble* (Retailing)......        3,200      119,800
BISYS Group*
   (Business Services)...........        2,900      118,991
Black Box* (Electrical
   Distribution).................        2,300       76,403
Budget Group* (Consumer
   Goods and Services)...........        1,400       44,713
Burr-Brown* (Technology).........        6,000      126,938
Cabot Industrial Trust*
   (Financial Services)..........        1,300       27,788
Cabot Oil & Gas (Technology).....        2,400       48,000
CalEnergy* (Electric Utilities)..        5,900      177,369
Calpine* (Electric Utilities)....        9,700      195,819
Canandaigua Brands (Class A)*
   (Consumer Goods
   and Services).................        2,615      128,625
Carriage Services* (Consumer
   Goods and Services)...........        3,500       87,938
Castle Dental Centers*(Drugs
   and Health Care)..............        6,000       58,688
CCA Prison Realty Trust
   (Constuction and Property)....        3,800      116,375
Celadon Group*
   (Transportation)..............        2,100       40,031
Ceridian* (Business Services)....        3,900      229,125
CMP Media (Class A)* (Media).....          700       12,119
--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
Cognex* (Electronics)............        5,400     $100,744
Coinmach Laundry* (Consumer
   Goods and Services)...........        4,500      106,594
Collaborative Clinical Research*
   (Drugs and Health Care).......        2,900       11,963
Compdent* (Medical Products
   and Technology)...............        6,000       93,938
Copart* (Consumer Goods
   and Services).................        2,800       64,488
Corporate Express*
   (Retailing)...................       10,500      132,891
Cox Radio (Class A)*
   (Media).......................        4,000      173,000
Credence Systems*
   (Technology)..................        5,425      103,245
Crusader Holding*
   (Financial Services)..........          700       11,463
Duane Reade* (Retailing).........        3,000       90,000
Eagle Geophysical* (Energy)......        1,800       19,013
EduTrek International (Class A)*
   (Educational Services)........        4,000       97,750
Equity International*(Consumer
   Goods and Services)...........        3,000       72,000
FactSet Research Systems*
   (Business Services)...........        1,200       39,000
FirstService* (Business
   Services).....................        4,100       52,275
Flanders*(Consumer Goods
   and Services).................        4,200       19,950
Freedom Securities*
   (Financial Services)..........          300        5,438
Fusion Systems (Rights)*
   (Capital Goods)...............          800           50
General Cable
   (Manufacturing)...............        1,500       43,313
General Semiconductor*
   (Technology)..................        6,200       61,225
Glenayre Technologies*
   (Telecommunications)..........        7,200       77,850
Global-Tech Appliances*
   (Computer Software)...........          600        8,625
HA-LO Industries*
   (Advertising).................        2,300       71,588
HCC Insurance Holdings
   (Financial Services)..........        1,500       33,000
Hearst-Argyle Television (Class A)*
   (Media).......................        3,500      140,438


                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
HMT Technology*
   (Technology)..................        3,100    $  25,866
Horizon Medical Products* (Medical
   Products and Technology)......       10,000       91,563
Imnet Systems*
   (Computer Software)...........        2,200       29,494
Imperial Credit Commercial
   Mortgage Investment
   (Financial Services)..........        2,400       31,275
Imperial Credit Industries*
   (Financial Services)..........        4,700      109,275
Indus International*
   (Technology)..................        2,000       23,875
Innovative Valve Technologies*
   (Capital Goods)...............        2,200       16,019
Insignia Financial*
   (Financial Services)..........        4,400      107,800
Inso* (Computer Software)........        2,200       30,250
Integrated Device Technology*
   (Technology)..................        2,900       20,708
Integrated Electrical Services*
   (Electronics).................        2,400       48,300
Ivex Packaging*
   (Capital Goods)...............        3,300       76,725
Jacor Communications*
   (Media).......................        2,900      171,281
Journal Register* (Media)........        5,400       90,450
Kemet* (Technology)..............        7,800      102,619
Keystone Automotive Industries*
   (Distributors)................          600       13,838
LandCARE USA* (Consumer
   Goods and Services)...........        5,300       44,056
Lattice Semiconductor*...........
   (Technology)..................        1,000       28,406
MAPICS (Computer Software).......        5,000       98,594
Marcam Solutions*
   (Computer Software)...........        2,500       44,688
Market Facts*
   (Business Services)...........        2,300       49,163
McDermott International (Industrial
   Goods and Services)...........        2,500       86,094
Medallion Financial
   (Financial Services)..........        3,400       92,863
Metamor Worldwide*
   (Business Services)...........        2,200       77,481
Microchip Technology*
   (Technology)..................        4,000      104,750
Micrografx* (Business Services)..          700       10,019
--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
MMI (Financial Services).........        2,926  $    67,664
Mutual Risk Management
   (Financial Services)..........        3,332      121,410
Nanogen* (Medical Products
   and Technology)...............        5,300       34,616
National Instruments*
   (Technology)..................        1,000       35,781
NCS HealthCare (Class A)*
   (Drugs and Health Care).......        1,300       37,131
Oak Industries*
    (Capital Goods)..............          600       21,225
Ocwen Financial*
   (Financial Services)..........        2,300       61,813
OM Group (Chemicals).............        3,000      123,750
Omnicare (Drugs and
   Health Care)..................        1,100       41,938
Personnel Group of America*
   (Business Services)...........        8,200      164,000
Petersen Companies (Class A)*
   (Media).......................        3,000       76,875
Physicians' Specialty*(Drugs
   and Health Care)..............       10,000       86,250
PMT Services*
   (Business Services)...........        7,500      190,781
Polymer Group*
   (Manufacturing)...............        2,000       23,250
Premier Parks* (Leisure
   and Hotels)...................          800       53,300
Pre-Paid Legal Services*
   (Business Services)...........        3,200      101,000
Pride International* (Industrial
   Goods and Services)...........        1,400       23,713
Professional Detailing*(Drugs
   and Health Care)..............        5,000      122,188
Provant* (Business Services).....        3,500       64,531
Province Healthcare*(Drugs
   and Health Care)..............        4,600      125,206
PSS World Medical* (Drugs
   and Health Care)..............        7,400      108,225
PSW Technologies*
   (Business Services)...........        4,300       24,322
Quorum Health Group*
   (Drugs and Health Care).......        1,500       39,703
RDO Equipment (Class A)*
   (Retailing)...................        5,300       88,775
Renex* (Medical Products
   and Technology)...............        9,000       52,313


                                        SHARES      VALUE
                                       --------   ---------
UNITED STATES (continued)
Santa Fe Energy Resources*
   (Resources)...................        4,900  $    52,675
Schein Pharmaceutical* (Drugs
   and Health Care)..............        1,700       45,263
Sinclair Broadcast Group
   (Class A)* (Media)............        2,800       80,325
Somnus Medical Technologies*
   (Medical Products and
   Technology)...................        5,000       40,313
Stanford Telecommunications*
   (Technology)..................          900       13,416
Steinway Musical Instruments*
   (Consumer Goods and
   Services).....................        2,900       93,525
Stirling Cooke Brown Holdings
   (Financial Services)..........          400       11,200
Total Renal Care Holdings*
   (Drugs and Health Care).......        6,833      235,739
Triangle Pharmaceuticals*........
   (Drugs and Health Care).......        2,700       39,656
UCAR International*
   (Capital Goods)...............        5,800      169,288
Unigraphics Solutions*
   (Technology)..................        1,400       19,600
U.S. Foodservice*
   (Business Services)...........        5,500      192,844
Valley National Gases*
   (Chemicals)...................        6,100       68,625
Vlasic Foods International*
   (Consumer Goods and
   Services).....................        2,800       56,350
Waterlink* (Capital Goods).......        3,300       28,050
Waters* (Medical Products
   and Technology)...............        1,600       94,300
Watson Pharmaceuticals* (Medical
   Products and Technology)......        1,900       88,706
Wilmar Industries* (Consumer
   Goods and Services)...........        1,900       48,450
Wisconsin Central Transportation*
   (Transportation)..............        3,600       78,863
Youth Services*
   (Support Services)............       10,900       80,388
Ziff-Davis* (Publishing).........        1,800       24,975
                                                 ----------
                                                 10,014,687
                                                 ----------
TOTAL COMMON STOCKS
   (Cost $18,351,347)............                21,632,793
                                                 ----------
--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                    SHARES OR
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                     --------     ---------
PREFERRED STOCKS -- 0.5%
    (Cost $148,363)
GERMANY -- 0.5%
Gerry Weber International*
   (Manufacturing)............      4,993 shs.   $  109,636
                                                 ----------
SUBORDINATED
CONVERTIBLE BONDS -- 0.2%
FRANCE -- 0.1%
L'Europeenne d'Extincteurs 4-1/4%,
   1/1/2005 (Manufacturing)...    $24,600            21,836
JAPAN -- 0.1%
Gunma Bank 0.45%, 9/28/2001
   (Financial Services).......  4,000,000**          30,038
                                                 ----------
TOTAL SUBORDINATED CONVERTIBLE
   BONDS (Cost $51,054).......                       51,874
                                                 ----------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                     --------     ---------
FIXED TIME DEPOSITS -- 5.1%
Canadian Imperial Bank of Commerce,
   Grand Cayman 5-3/4%,
   dated 6/30/1998,
   maturing 7/2/1998.............     $900,000   $  900,000
First National Bank of Chicago,
   Grand Cayman 5.40%,
   dated 6/30/1998,
   maturing 7/2/1998.............      300,000      300,000
                                                 ----------
TOTAL FIXED TIME DEPOSITS
   (Cost $1,200,000).............                 1,200,000
                                                 ----------
TOTAL INVESTMENTS -- 98.1%
   (Cost $19,750,764)............                22,994,303

OTHER ASSETS LESS
   LIABILITIES-- 1.9%............                   447,354
                                                -----------
NET ASSETS-- 100.0%..............               $23,441,657
                                                -----------
                                                -----------

------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO

                                        SHARES      VALUE
                                       --------   ---------
COMMON STOCKS -- 89.4%
BRAZIL -- 1.0%
Telecomunicacoes Brasileiras
   "Telebras" (ADRs)
   (Telecommunications)..........          500   $   54,594
                                                 ----------
CANADA -- 0.4%
PMC-Sierra*
   (Semiconductors)..............          500       23,406
                                                 ----------
DENMARK -- 0.8%
NeuroSearch*
   (Miscellaneous)...............          580       44,807
                                                 ----------
FINLAND -- 1.9%
Nokia (Series A)
   (Telecommunications)..........        1,400      102,776
                                                 ----------
FRANCE -- 4.3%
Alcatel (Telecommunications).....          300       60,932
Cap Gemini*
   (Computer Software)...........          377       59,092
Genset (ADRs)* (Medical
   Products and Technology)......        1,500       44,109
Rhone Poulenc (Medical
   Products and Technology)......        1,200       67,515
                                                 ----------
                                                    231,648
                                                 ----------

                                        SHARES      VALUE
                                       --------   ---------
GERMANY -- 1.7%
Mannesmann (Electronics
   Capital Equipment)............          900   $   91,145
                                                 ----------
HONG KONG -- 0.5%
Elec & Eltek International
   Holdings (Electronics)........      150,000       28,656
                                                 ----------

HUNGARY -- 0.5%
Richter Gedeon (GDRs) (Medical
   Products and Technology)......          350       28,000
                                                 ----------
INDIA -- 0.2%
Videsh Sanchar Nigam (GDRs)*+
    (Telecommunications).........        1,000       10,425
                                                 ----------
ISRAEL -- 4.4%
Check Point Software Technologies*
   (Computer Software)...........        1,000       32,750
ECI Telecommunications
   (Networking/Communications
   Infrastructure)...............        3,000      113,625
Orbotech* (Electronics)..........        1,500       54,422
Tecnomatix Technologies*
   (Computer Software)...........        1,700       34,053
                                                 ----------
                                                    234,850
                                                 ----------
-------------
  * Non-income producing security.
 ** Principal amount reported in Japanese yen.
  + Rule 144A security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)                June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
ITALY -- 1.3%
Telecom Italia
   (Telecommunications)..........            9,500        $    69,806
                                                          -----------
JAPAN -- 2.7%
CSK (Computer and
   Business Services)............            1,000             19,834
Hirose Electronics
   (Electronics).................              400             19,460
NEC (Networking/Communications
   Infrastructure)...............            5,000             46,459
Secom (Computer and
   Business Services)............            1,000             57,562
                                                          -----------
                                                              143,315
                                                          -----------
LUXEMBOURG -- 0.7%
Scandinavian Broadcasting System*
   (Media).......................            1,200             36,113
                                                          -----------
NETHERLANDS -- 3.2%
CMG* (Computer Software).........            5,400            169,500
                                                          -----------
NORWAY -- 2.9%
Merkantildata
   (Computer Software)...........            9,000            113,879
Provida* (Computer Software).....            2,000             38,351
                                                          -----------
                                                              152,230
                                                          -----------
SINGAPORE -- 3.1%
Creative Technology* (Computer
   Hardware/Peripherals).........            5,500             68,234
Flextronics International*
   (Electronics).................            1,000             43,469
Informatics Holdings
   (Computer Software)...........           70,000             15,979
Venture Manufacturing
   (Electronics).................           20,000             37,946
                                                          -----------
                                                              165,628
                                                          -----------
SOUTH KOREA -- 0.1%
SK Telecommunications Group
   (ADRs) (Telecommunications)                 438              2,436
                                                          -----------
SWEDEN -- 3.2%
L.M. Ericsson Telefon (Series B)
   (Networking/Communications
   Infrastructure)...............            2,900             84,494
Information Highway* (Computer
   and Business Services)........            2,000             43,766


                                         SHARES              VALUE
                                       -----------        -----------
SWEDEN (continued)
Pharmacia & Upjohn (Medical
   Products and Technology)......              920        $    42,221
                                                          -----------
                                                              170,481
                                                          -----------
SWITZERLAND -- 1.6%
Novartis
   (Medical Products and
   Technology)...................               50             83,054
                                                          -----------
TAIWAN -- 1.4%
Siliconeware Precision Industries
   (GDRs)* (Electronics Capital
   Equipment)....................            5,024             40,192
Taiwan Semiconductor
   Manufacturing (ADRs)*
   (Semiconductors)..............            2,000             33,750
                                                          -----------
                                                               73,942
                                                          -----------
UNITED KINGDOM -- 19.5%
Abacus Polar (Distributors)......            8,500             13,181
Admiral (Computer and
   Business Services)............            5,320            113,765
Astec (Computer Hardware/
   Peripherals)..................           12,600             17,123
BTG (Computer and
   Business Services)............            3,600             50,122
Cable & Wireless
   (Telecommunications)..........            6,000             72,982
Celltech* (Medical Products
   and Technology)...............            9,400             48,980
COLT Telecom Group*
   (Telecommunications)..........            2,500            100,148
General Electric (Electronics)...            8,700             74,925
Isotron (Medical Products
   and Technology)...............            5,000             46,270
Logica (Computer and
   Business Services)............            2,690             86,903
M.M.T. Computing (Computer
   and Business Services)........            4,500             91,915
Misys (Computer Software)........            1,100             62,526
Premier Farnell (Distributors)...            3,500             17,799
Psion (Computer Hardware/
   Peripherals)..................           11,600            125,722
RM (Networking/Communication
   Infrastructure)...............           10,000             61,694
Spring Group (Computer
   and Business Services)........            8,700             60,419
                                                          -----------
                                                            1,044,474
                                                          -----------

--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
UNITED STATES -- 34.0%
3DO* (Computer Software).........            3,800        $    12,172
Activision*
   (Computer Software)...........            1,000             10,344
American Power Conversion*
   (Computer Hardware/
   Peripherals)..................            1,400             41,825
Aspect Telecommunications*
   (Networking/Communications
   Infrastructure)...............            1,000             27,438
Autodesk (Computer Software).....              500             19,266
Cadence Design System*
   (Computer Software)...........            2,000             62,500
CMP Media (Class A)* (Media).....            4,200             72,713
Cognex* (Electronics
   Capital Equipment)............            2,000             37,312
Credence Systems* (Electronics
   Capital Equipment)............            1,400             26,644
Electro Scientific Industries*
   (Electronics Capital
   Equipment)....................            1,200             37,988
Electronic Arts*
   (Computer Software)...........            1,800             97,312
Electronics for Imaging*
   (Electronics).................            2,500             52,656
EMC* (Computer Hardware/
   Peripherals)..................            3,300            147,881
Etec Systems* (Electronics
   Capital Equipment)............            1,050             36,980
Gartner Group (Class A)*
   (Computer and Business
   Services).....................            1,800             62,944
Genesys Telecommunications
   Laboratories*
   (Computer Software)...........            1,300             43,022
Hadco* (Electronics).............              400              9,325
HNC Software*
   (Computer Software)...........            1,400             57,181
In Focus Systems* (Computer
   Hardware/Peripherals).........            1,300              9,222
KLA-Tencor* (Electronics
   Capital Equipment)............            1,300             36,034
Kulicke & Soffa Industries*
   (Electronics Capital
   Equipment)....................            2,500             42,344
Lattice Semiconductor*
   (Semiconductors)..............            1,000             28,406
Lexmark International Group
   (Class A)* (Computer
   Hardware/Peripherals).........            1,400             85,400



                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT               VALUE
                                       -----------        -----------
UNITED STATES (continued)
Maxim Integrated Products*
   (Semiconductors).............             2,400 shs.   $    76,125
Microchip Technology*
   (Semiconductors).............             2,000             52,375
NeoMagic* (Computer
   Hardware/Peripherals)........             1,500             23,203
Network Associates*
   (Computer Software)..........             1,849             88,463
Novellus Systems* (Electronics
   Capital Equipment)...........             2,300             82,153
Parametric Technology*
   (Computer Software)..........             1,700             46,059
REMEC* (Networking/
   Communications
   Infrastructure)..............               900             10,378
Sawtek* (Electronics)...........             1,100             16,053
Storage Technology* (Computer
   Hardware/Peripherals)........             1,400             60,725
Structural Dynamics Research*
   (Computer Software)..........             4,200             96,731
Synopsys* (Computer
   Software)....................             2,547            116,605
Teradyne* (Electronics Capital
   Equipment)...................             2,000             53,500
Veeco Instruments (Electronics
   Capital Equipment)...........             1,500             37,313
                                                          -----------
                                                            1,816,592
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $4,275,384)............                            4,777,878
                                                          -----------
FIXED TIME DEPOSITS -- 6.5%.....
Canadian Imperial Bank of
   Commerce, Grand Cayman
   5-3/4%, dated 6/30/1998,
   maturing 7/2/1998............          $150,000            150,000
First National Bank of Chicago,
   Grand Cayman 5.40%,
   dated 6/30/1998,
   maturing 7/2/1998............           200,000            200,000
                                                          -----------
TOTAL FIXED TIME DEPOSITS
   (Cost $350,000)..............                              350,000
                                                          -----------
TOTAL INVESTMENTS -- 95.9%
   (Cost $4,625,384)............                            5,127,878

OTHER ASSETS LESS
   LIABILITIES-- 4.1%...........                              217,421
                                                          -----------
NET ASSETS-- 100.0%.............                          $ 5,345,299
                                                          -----------
                                                          -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)  (continued)
------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 95.7%
AUSTRALIA -- 0.9%
Colonial (Financial Services)....           14,000        $    42,290
Colonial (Rights)*
   (Financial Services)..........            2,800                646
Rio Tinto (Metals)...............              400              4,754
Telstra* (Telecommunications)                2,400              6,150
Westpac Banking (Banking)........            7,000             42,680
                                                          -----------
                                                               96,520
                                                          -----------
BRAZIL -- 2.0%
Companhia Energetica de
   Minas Gerais "CEMIG"
   (ADRs) (Utilities)............            1,347             40,578
Companhia Paranaense de
   Energia "Copel" (ADRs)
   (Utilities)...................            4,000             37,000
Petroleo Brasileiro "Petrobras"
   (ADRs) (Resources)............            2,925             54,372
Telecomunicacoes Brasileiras
   "Telebras"(ADRs)
   (Telecommunications)..........              730             79,707
                                                          -----------
                                                              211,657
                                                          -----------
DENMARK -- 0.9%
Tele Danmark (Series B)*
   (Telecommunications)..........            1,009             96,702
                                                          -----------
FRANCE --14.1%
Accor (Leisure and Hotels).......              664            185,367
Alcatel (Telecommunications).....              836            169,796
Alstom* (Manufacturing)..........            3,005             98,664
AXA-UAP (Insurance)..............            1,739            195,106
Carrefour Supermarche
   (Retailing)...................              204            128,743
ELF Aquitaine (Resources)........            1,145            160,578
Etam Developpement*
   (Retailing)...................              945             73,281
Lafarge (Construction and
   Property).....................            1,738            179,223
Rhodia* (Chemicals)..............              841             23,395
Schneider (Electronics)..........            1,408            111,996
Vivendi (Industrial Goods
   and Services).................              905            192,769
                                                          -----------
                                                            1,518,918
                                                          -----------
GERMANY -- 10.8%
Adidas-Salomon (Retailing).......              766            132,186
Bayer (Chemicals)................            2,799            144,130
Bayerische Motoren Werke
   "BMW" (Manufacturing).........              119            119,856


                                         SHARES              VALUE
                                       -----------        -----------
GERMANY (continued)
Bayerische Motoren Werke
   "BMW"* (Manufacturing)........               34        $    33,755
Bayerische Vereinsbank
   (Banking).....................            2,136            181,347
Deutsche Bank (Banking)..........            1,721            145,495
Lufthansa (Transportation).......            6,388            160,053
Mannesmann (Industrial Goods
   and Services).................            2,410            244,066
                                                          -----------
                                                            1,160,888
                                                          -----------
GREECE -- 1.4%
Hellenic Telecommunications
   Organization
   (Telecommunications)..........            4,111            105,244
National Bank of Greece
   (Banking).....................            1,600             41,120
                                                          -----------
                                                              146,364
                                                          -----------
HONG KONG -- 0.2%
Citic Pacific (Miscellaneous)....            2,000              3,537
Hutchison Whampoa
   (Industrial Goods and
   Services).....................            2,000             10,559
Television Broadcasts
   (Media).......................            3,000              7,939
                                                          -----------
                                                               22,035
                                                          -----------
HUNGARY -- 2.2%
Magyar Tavkozlesi "Matav"
   (ADRs)
   (Telecommunications)..........            4,100            120,694
MOL Magyar Olaj-es Gazipari
   (GDRs)*+ (Resources)..........            4,400            118,580
                                                          -----------
                                                              239,274
                                                          -----------
IRELAND -- 0.8%
Bank of Ireland (Banking)........            4,000             82,236
                                                          -----------
ITALY -- 5.3%
Banca Popolare di Bresci
   (Banking).....................            6,936            130,872
ENI (Resources)..................           20,858            136,457
Istituto Nazionale delle
   Assicurazioni (Insurance).....            4,568            148,269
Telecom Italia
   (Telecommunications)..........           32,408            156,603
                                                          -----------
                                                              572,201
                                                          -----------

----------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
JAPAN -- 9.6%
Aoyama Trading (Retailing).......              500        $    12,288
Bank of Tokyo-Mitsubishi
   (Financial Services)..........            3,000             31,670
Banyu Pharmaceutical
   (Health and Household)........            1,000             10,779
Benesse (Business Services)......              500             17,427
Canon (Business Services)........            1,000             22,637
CSK (Business Services)..........            1,000             19,834
Dai Nippon Printing (Industrial
   Goods and Services)...........            2,000             31,835
Daiwa Securities (Financial
   Services).....................            9,000             38,612
Denny's (Restaurants)............            1,000             24,793
East Japan Railway
   (Transportation)..............                6             28,113
Fujitsu Business Systems
   (Business Services)...........              600              8,192
Ishikawajima-Harima (Industrial
   Goods and Services)...........           16,000             29,090
Japan Airport Terminal
   (Transportation)..............            1,000              5,533
Japan Tobacco (Tobacco)..........                4             26,991
KAO (Consumer Products)..........            2,000             30,757
Kirin Brewery (Consumer
   Products).....................            3,000             28,242
Mitsui* (Distributors)...........           50,000            269,484
Mitsui Chemicals (Chemicals).....           13,000             36,808
Nippon Telegraph & Telephone
   (Telecommunications)..........                4             33,057
Nitto Denko (Industrial Goods
   and Services).................            2,000             29,967
Pioneer Electronic
   (Electronics).................            3,000             57,131
Shohkoh Fund (Financial
   Services).....................              100             24,505
Sumitomo Bank (Banking)..........            3,000             29,104
Sumitomo Realty & Development
   (Construction and Property)...            7,000             30,786
Sumitomo Trust and Banking
   (Banking).....................            4,000             17,822
Takefuji (Financial Services)....              600             27,595
Toho (Media).....................              100             10,492
Toshiba (Electronics)............           11,000             44,820
Tsubaki Nakashima
   (Manufacturing)...............            3,000             16,320
Yamaha (Manufacturing)...........            3,000             29,104


                                         SHARES              VALUE
                                       -----------        -----------
JAPAN (continued)
York-Benimaru (Retailing)........              700        $    13,129
                                                          -----------
                                                            1,036,917
                                                          -----------
MEXICO -- 0.9%
Grupo Iusacell (ADRs)*
   (Telecommunications)..........            2,220             30,525
Panamerican Beverages
   (Class A) (Consumer
   Products).....................            2,200             69,162
                                                          -----------
                                                               99,687
                                                          -----------
NETHERLANDS -- 7.2%
Akzo Nobel (Chemicals)...........              594            131,783
Benckiser (Series B)*
   (Consumer Products)...........            3,308            203,032
ING Groep (Insurance)............            3,175            207,487
Philips Electronics (Electronics)            1,544            129,535
Vedior* (Miscellaneous)..........            1,541             43,472
Vendex International
    (Retailing)..................            1,562             59,928
                                                          -----------
                                                              775,237
                                                          -----------
PHILIPPINES -- 0.1%
Philippine Long Distance
   Telephone
   (Telecommunications)..........              200              4,556
                                                          -----------
PORTUGAL -- 1.1%
Electricidade de Portugal
   (Utilities)...................            4,966            115,209
                                                          -----------
RUSSIA -- 0.6%
Lukoil Holding (ADRs)
   (Resources)...................              760             25,407
Tatneft (ADRs) (Resources).......            5,300             41,075
                                                          -----------
                                                               66,482
                                                          -----------
SOUTH KOREA -- 0.6%
Samsung Electronics
   (Electronics).................            1,950             60,360
                                                          -----------
SPAIN -- 4.9%
Actividades de Construccion y
   Servicios (Construction and
   Property).....................            3,591            107,744
--------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited)                            June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
SPAIN (continued)
Banco Bilbao Vizcaya
   (Banking).....................            3,042        $   155,985
Centros Comerciales
   Continente (Retailing)........            3,803             86,725
Endesa (Utilities)...............              615             13,444
Telefonica de Espana
   (Telecommunications)..........            3,403            157,201
                                                          -----------
                                                              521,099
                                                          -----------
SWEDEN -- 4.5%
Astra (Class A) (Health and
   Household)....................            7,217            147,102
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........            6,201            180,672
Nordbanken Holding (Banking)                21,318            155,946
                                                          -----------
                                                              483,720
                                                          -----------
SWITZERLAND -- 7.5%
CS Holdings (Banking)............              846            187,907
Nestle (Consumer Products).......               69            147,400
Novartis (Health and
   Household)....................               84            139,530
UBS* (Banking)...................              398            147,728
Zurich Versicherung (Insurance)..              292            186,019
                                                          -----------
                                                              808,584
                                                          -----------
TAIWAN -- 0.2%
The ROC Taiwan Fund
   (Miscellaneous)...............            1,200              8,100
Taiwan Opportunities Fund*
   (Miscellaneous)...............            1,000             13,160
                                                          -----------
                                                               21,260
                                                          -----------
UNITED KINGDOM -- 19.9%
Associated British Ports
   Holdings (Transportation).....           14,500             80,752
B.A.T. Industries (Tobacco)......           17,000            169,650


                                         SHARES              VALUE
                                       -----------        -----------
UNITED KINGDOM (continued)
British Biotech (Health and
   Household)....................           26,500        $    16,238
British Petroleum (Resources)....            9,500            138,207
Bunzl (Manufacturing)............           23,000            108,148
Caradon (Building Materials).....           16,200             50,242
FKI Babcock (Industrial Goods
   and Services).................           27,000             78,560
Granada Group (Leisure and
   Hotels).......................           10,500            193,285
The Great Universal Stores
   (Retailing)...................            4,400             57,995
Kingfisher (Retailing)...........            4,500             72,857
Laporte (Chemicals)..............            7,000             83,745
Lloyd TSB (Banking)..............            7,500            104,671
National Power (Utilities).......           13,500            126,956
Railtrack Group (Transportation).            7,699            189,094
Rolls Royce (Industrial Goods
   and Services).................           17,600             72,705
Royal Bank of Scotland
   (Banking).....................            8,500            147,256
Tesco (Retailing)................           16,500            160,808
United Utilities (Utilities).....            9,000            131,233
WPP Group (Media)................           24,000            157,869
                                                          -----------
                                                            2,140,271
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $8,303,326).............                          10,280,177

SHORT-TERM HOLDINGS -- 2.8%
   (Cost $300,000)...............                             300,000
                                                          -----------
TOTAL INVESTMENTS -- 98.5%
   (Cost $8,603,326).............                          10,580,177

OTHER ASSETS LESS
   LIABILITIES-- 1.5%............                             166,089
                                                          -----------
NET ASSETS-- 100.0%                                       $10,746,266
                                                          -----------
                                                          -----------

-------------
* Non-income producing security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
CORPORATE BONDS -- 87.9%
ADVERTISING -- 0.4%
Adams Outdoor Advertising
   10-3/4%, 3/15/2006.............     $   125,000        $   137,187
                                                          -----------
AUTOMOTIVE AND RELATED -- 0.6%
Diamond Triumph Automotive
   9-1/4%, 4/1/2008+..............         175,000            178,937
                                                          -----------
BROADCASTING -- 1.8%
Capstar Broadcasting Partners 0%
   (12-3/4%**), 2/1/2009..........         200,000            153,500
Cumulus Media 10-3/8%,
   7/1/2008.......................          70,000             71,400
Paxson Communications 11-5/8%,
   10/1/2002......................         175,000            188,563
SFX Broadcasting 10-3/4%,
   5/15/2006......................         132,000            146,520
                                                          -----------
                                                              559,983
                                                          -----------
CABLE SYSTEMS AND
SATELLITE VIDEO-- 8.8%
Charter Communications
   Southeast Holdings 11-1/4%,
   3/15/2006.....................          250,000            276,875
Charter Communications
   Southeast Holdings 0%
   (14%**), 3/15/2007............          325,000            268,937
CSC Holdings 10-1/2%,
   5/15/2016.....................          175,000            205,187
Digital Television Services
   12-1/2%, 8/1/2007..............         200,000            229,000
EchoStar DBS 12-1/2%,
   7/1/2002......................          350,000            391,125
Intermedia Capital Partners IV,
   11-1/4%, 8/1/2006+.............         425,000            484,500
Northland Cable Television
   10-1/4%, 11/15/2007............         200,000            214,500
Rogers Cablesystems 11%,
   12/1/2015.....................          270,000            313,875
TCI Satellite Entertainment
   10-7/8%, 2/15/2007............          350,000            350,000
                                                          -----------
                                                            2,733,999
                                                          -----------
CELLULAR -- 2.0%
American Cellular 10-1/2%,
   5/15/2008+....................          150,000            150,375


                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
CELLULAR (continued)
Centennial Cellular 10-1/8%,
   5/15/2005.....................      $   125,000        $   140,625
Price Communications Wireless
   11-3/4%, 7/15/2007.............         300,000            331,500
                                                          -----------
                                                              622,500
                                                          -----------
CHEMICALS -- 1.0%
Koppers Industries 9-7/8%
   12/1/2007.....................           45,000             46,350
Marsulex 9-5/8%, 7/1/2008+........           30,000             30,637
Texas Petrochemicals 11-1/8%,
   7/1/2006......................          200,000            218,000
                                                          -----------
                                                              294,987
                                                          -----------
COMPUTER AND RELATED
SERVICES -- 3.1%
DecisionOne 9-3/4%, 8/1/2007......         250,000            242,500
DecisionOne Holdings 0%
   (11-1/2%**), 8/1/2008..........         220,000            134,200
Unisys 12%, 4/15/2003............          250,000            283,125
Unisys 11-3/4%, 10/15/2004........         250,000            289,688
                                                          -----------
                                                              949,513
                                                          -----------
CONSUMER PRODUCTS -- 6.6%
AKI 10-1/2%, 7/1/2008+............          45,000             45,450
AKI Holding 0% (13-1/2%**),
   7/1/2009+.....................           45,000             23,850
American Pad & Paper 13%
   11/15/2005....................          110,000            111,650
Amscan Holdings 9-7/8%,
   12/15/2007....................          200,000            203,000
Anchor Advanced Products
   11-3/4%, 4/1/2004..............         225,000            248,625
Carson 10-3/8%,11/1/2007..........         150,000            154,875
Diamond Brands 0% (12-7/8%**),
   4/15/2009+....................          175,000             94,500
Diamond Brands Operating
   10-1/8%, 4/15/2008+............         150,000            151,125
French Fragrances 10-3/8%,
   5/15/2007.....................          220,000            236,500
Global Health Sciences 11%,
   5/1/2008+.....................          275,000            272,937
Iron Age 9-7/8%, 5/1/2008+........         150,000            149,250
Iron Age Holdings 0% (12-1/8%**),
   5/1/2009+.....................           80,000             45,200
Moll Industries 10-1/2%, 7/1/2008+         125,000            128,125


--------------
  +Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
CONSUMER PRODUCTS
(continued)
Ryder TRS 10%, 12/1/2006.........      $   150,000        $   174,000
                                                          -----------
                                                            2,039,087
                                                          -----------
CONTAINERS -- 0.7%
U.S. Can 10-1/8%, 10/15/2006......         215,000            227,900
                                                          -----------
ENERGY -- 1.1%
Abraxas Petroleum 11-1/2%,
   11/1/2004.....................          150,000            155,625
Gothic Production 11-1/8%,
   5/1/2005+.....................           35,000             33,687
Universal Compression
   0% (9-7/8%**), 2/15/2008+......          95,000             60,325
Universal Compression Holdings
   0% (11-3/8%**), 2/15/2009+.....         140,000             83,300
                                                          -----------
                                                              332,937
                                                          -----------
EQUIPMENT -- 1.3%
Neff 10-1/4%, 6/1/2008+...........          85,000             85,850
Williams Scotsman 9-7/8%,
   6/1/2007......................          300,000            313,500
                                                          -----------
                                                              399,350
                                                          -----------
FINANCIAL SERVICES -- 2.3%........
AMRESCO 10%, 3/15/2004...........          210,000            216,825
Dollar Financial Group, 10-7/8%,
   11/15/2006....................          150,000            162,000
Ocwen Capital Trust I, 10-7/8%,
   8/1/2027......................          150,000            164,250
Veritas Capital Trust 10%,
   1/1/2028......................          150,000            157,875
                                                          -----------
                                                              700,950
                                                          -----------
FOOD -- 3.1%
AFC Enterprises 10-1/4%,
   5/15/2007......................         200,000            213,000
AmeriKing 10-3/4%, 12/1/2006......         150,000            161,250
AmeriServe Food Distributors
   10-1/8%, 7/15/2007.............         275,000            284,625
Gorges/Quik-to-Fix Foods
   11-1/2%, 12/1/2006.............         100,000             99,500
Packaged Ice 9-3/4%, 2/1/2005+....         200,000            204,000
                                                          -----------
                                                              962,375
                                                          -----------
GAMING/HOTEL -- 8.1%
Alliance Gaming 10%,
   8/1/2007+.....................          125,000            125,312


                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
GAMING/HOTEL (continued)
Ameristar Casinos 10-1/2%,
   8/1/2004......................      $   250,000        $   261,250
Aztar 13-3/4%, 10/1/2004..........         100,000            114,000
Casino America 12-1/2%,
   8/1/2003......................          450,000            510,750
Casino Magic of Louisiana 13%,
   8/15/2003.....................          150,000            173,250
Coast Hotels & Casinos 13%,
   12/15/2002....................          250,000            287,500
Fitzgeralds Gaming 12-1/4%,
   12/15/2004....................          150,000            147,750
Showboat Marina Casino
   Partnership 13-1/2%,
   3/15/2003.....................          150,000            174,750
Trump Atlantic City Funding
   11-1/4%, 5/1/2006..............         450,000            438,750
Trump Hotels & Casino Resorts
   Funding 15-1/2%, 6/15/2005.....         250,000            282,500
                                                          -----------
                                                            2,515,812
                                                          -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 5.1%
Alaris Medical 9-3/4%, 12/1/2006..         225,000            231,750
Alliance Imaging 9-5/8%,
   12/15/2005....................          150,000            152,250
Dade International 11-1/8%,
   5/1/2006......................          250,000            280,000
Everest Healthcare Services
   9-3/4%, 5/1/2008+..............         200,000            205,500
Graphic Controls 12%,
   9/15/2005.....................          175,000            195,125
Paracelsus Healthcare 10%,
   8/15/2006.....................          250,000            249,375
Pediatric Services of America
   10%, 4/15/2008................          100,000             99,500
Sun Healthcare Group 9-1/2%,
   7/1/2007......................          150,000            153,000
                                                          -----------
                                                            1,566,500
                                                          -----------
INDUSTRIAL/
MANUFACTURING -- 3.2%
Airxcel 11%, 11/15/2007..........          200,000            210,500
Alliance Laundry Systems
   9-5/8%, 5/1/2008+..............         100,000            100,750
BPC Holding 12-1/2%, 6/15/2006....         150,000            165,000
Coyne International Enterprises
   11-1/4%, 6/1/2008+.............         130,000            130,975


--------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
INDUSTRIAL/
MANUFACTURING (continued)
Day International Group 9-1/2%,
   3/15/2008.....................      $   150,000        $   150,750
Great Lakes Acquisition 0%
   (13-1/8%**), 5/15/2009+........          60,000             33,000
Great Lakes Carbon 10-1/4%,
   5/15/2008+....................          200,000            205,000
                                                          -----------
                                                              995,975
                                                          -----------
LEISURE-- 2.5%
Affinity Group Holding
   11%, 4/1/2007.................          250,000            268,750
AMF Bowling Worldwide 0%
   (12-1/4%**), 3/15/2006.........         175,000            141,531
Premier Parks 12%, 8/15/2003.....          100,000            111,500
Premier Parks 9-1/4%, 4/1/2006....         125,000            129,688
Premier Parks 0% (10%**),
   4/1/2008......................          175,000            117,031
                                                          -----------
                                                              768,500
                                                          -----------
METALS -- 1.2%
Renco Metals 11-1/2%, 7/1/2003....         175,000            188,125
Royal Oak Mines 11%,
   8/15/2006.....................          225,000            190,125
                                                          -----------
                                                              378,250
                                                          -----------
PAGING -- 4.6%
Metrocall 9-3/4%, 11/1/2007.......         300,000            306,000
Mobile Telecommunication
   Technologies 13-1/2%,
   12/15/2002....................          225,000            259,875
Paging Network 10%,
   10/15/2008....................          600,000            624,000
ProNet 11-7/8%, 6/15/2005.........         225,000            246,375
                                                          -----------
                                                            1,436,250
                                                          -----------
PAPER AND PACKAGING -- 0.8%.......
Crown Paper 11%, 9/1/2005........          200,000            217,500
Graham Packaging 0%
   (10-3/4%**),1/15/2009+.........          55,000             34,650
                                                          -----------
                                                              252,150
                                                          -----------
PRINTING AND
PUBLISHING -- 4.5%
Advanstar Communications 9-1/4%,
   5/1/2008+.....................          225,000            227,531


                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
PRINTING AND
PUBLISHING (continued)
American Lawyer Media 9-3/4%,
   12/15/2007....................      $   200,000        $   208,000
American Lawyer Media Holdings
   0% (12-1/4%**), 12/15/2008.....          45,000             28,856
Liberty Group Publishing 9-3/8%,
   2/1/2008......................          125,000            126,875
Liberty Group Publishing 0%
   (11-5/8%**), 2/1/2009..........         175,000            105,875
NBC Acquisition 0% (10-3/4%**),
   2/15/2009.....................          300,000            174,000
Perry-Judd 10-5/8%, 12/15/2007....         100,000            105,500
Regional Independent Media
   Group 10-1/2%, 7/1/2008+.......         130,000            132,600
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008........         250,000            165,000
Von Hoffman Press 10-3/8%,
   5/15/2007+....................          110,000            116,050
Von Hoffman Press 10-7/8%,
   5/15/2007+....................           15,000             15,769
                                                          -----------
                                                            1,406,056
                                                          -----------
RECORD STORAGE -- 0.3%
Pierce Leahy 11-1/8%, 7/15/2006...          75,000             84,188
                                                          -----------
RETAILING -- 2.8%
Central Tractor 10-5/8%,
   4/1/2007......................          200,000            213,000
Cole National Group 9-7/8%,
   12/31/2006....................          150,000            162,750
Frank's Nursery & Crafts 10-1/4%,
   3/1/2008+.....................          100,000            101,500
Musicland Group 9-7/8%,
   3/15/2008.....................          175,000            172,813
SpinCycle 0% (12-3/4%**),
   5/1/2005+.....................           35,000             25,025
TM Group Holdings 11%,
   5/15/2008+....................          175,000            180,031
                                                          -----------
                                                              855,119
                                                          -----------
SUPERMARKETS -- 2.2%
Jitney-Jungle Stores of America
   12%, 3/1/2006.................          225,000            254,813
Jitney-Jungle Stores of America
   10-3/8%, 9/15/2007.............         250,000            268,125


--------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
SUPERMARKETS (continued)
Pathmark Stores 11-5/8%,
   6/15/2002.......................    $   150,000        $   151,875
                                                          -----------
                                                              674,813
                                                          -----------
TECHNOLOGY -- 3.2%
Advanced Micro Devices 11%,
   8/1/2003.........................       250,000            264,375
Hadco 9-1/2%, 6/15/2008+............       125,000            125,000
MCMS 9-3/4%, 3/1/2008...............       175,000            162,750
Therma-Wave 10-5/8%, 5/15/2004......       150,000            135,750
Viasystems 9-3/4%, 6/1/2007.........       300,000            297,750
                                                          -----------
                                                              985,625
                                                          -----------
TELECOMMUNICATIONS -- 13.8%
BTI Telecom 10-1/2%, 9/15/2007......       250,000            251,250
Crown Castle International 0%
   (10-5/8%**),11/15/2007...........       200,000            137,500
Exodus Communications 11-1/4%,
   7/1/2008+........................        55,000             55,412
Facilicom International 10-1/2%,
   1/15/2008........................       325,000            321,750
GCI 9-3/4%, 8/1/2007................       150,000            158,250
GlobalStar 11-1/4%, 6/15/2004.......       225,000            219,375
ICG Holdings 0% (11-5/8%**),
   3/15/2007........................       125,000             88,125
ITC DeltaCom 11%, 6/1/2007..........       100,000            113,250
IXC Communications 9%
   4/15/2008........................        90,000             90,675
Level 3 Communications 9-1/8%,
   5/1/2008.........................       180,000            176,175
MJD Communications 9-1/2%,
   5/1/2008+........................        70,000             71,750
Nextel Communications 0%
   (10.65%**), 9/15/2007............       250,000            169,375
NEXTLINK Communications
   12-1/2%, 4/15/2006...............       400,000            456,000
Pinnacle Holdings 0% (10%**),
   3/15/2008........................       550,000            363,000
Powertel 11-1/8%, 6/1/2007..........       275,000            290,813
PSINet 10%, 2/15/2005...............       250,000            256,250
RCN 10%, 10/15/2007.................       190,000            196,175
Sprint Spectrum 11%, 8/15/2006......       200,000            231,500
Talton Holdings 11%, 6/30/2007......       200,000            216,000
Verio 13-1/2%, 6/15/2004+...........        50,000             57,500
Verio (units) 13-1/2%, 6/15/2004+.             100            142,000
Verio 10-3/8%, 4/1/2005+............       125,000            129,063


                                        PRINCIPAL
                                          AMOUNT
                                        OR SHARES            VALUE
                                       -----------        -----------
TELECOMMUNICATIONS (continued)
Viatel (units) 11-1/4%, 4/15/2008+..            70        $    73,500
                                                          -----------
                                                            4,264,688
                                                          -----------
TEXTILES -- 0.4%
Tropical Sportswear
   Int'l 11%, 6/15/2008+...........    $   125,000            126,563
                                                          -----------
THEATERS -- 1.2%
Clearview Cinema Group 10-7/8%,
   6/1/2008+.......................        125,000            127,813
Hollywood Theaters 10-5/8%,
   8/1/2007........................        250,000            260,000
                                                          -----------
                                                              387,813
                                                          -----------
TRANSPORTATION -- 0.7%
Atlas Air 10-3/4%, 8/1/2005.........       200,000            213,000
                                                          -----------
UTILITIES -- 0.5%...................
Midland Cogeneration Venture
   11-3/4%, 7/23/2005...............       125,000            150,346
                                                          -----------
TOTAL CORPORATE BONDS
   (Cost $26,457,575)..............                        27,201,353
                                                          -----------

PREFERRED STOCKS -- 6.8%
BROADCASTING -- 1.3%
Capstar Broadcasting
   Partners 12%.....................           923 shs.       109,145
Cumulus Media 13-3/4%...............            40             41,100
SFX Broadcasting 12-3/4%............           797             90,260
Sinclair Capital 11-5/8%............         1,500            166,635
                                                          -----------
                                                              407,140
                                                          -----------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 0.7%
Pegasus Communications
   12-3/4% (Series A)...............           128            144,534
Pegasus Communications
   (units) 12-3/4%..................            50             58,125
                                                          -----------
                                                              202,659
                                                          -----------
CELLULAR -- 0.5%
Rural Cellular 11-3/8%+.............           165            165,825
                                                          -----------
FOOD -- 0.9%
Nebco Evans Holding 11-1/4%.........         2,566            262,409
                                                          -----------


---------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
HEALTH CARE/MEDICAL
PRODUCTS -- 0.4%
River Holding 11-1/2%+..............         1,250        $   127,188
                                                          -----------
INDUSTRIAL/
MANUFACTURING -- 0.3%
Day International Group 12-1/4%.....           100            101,750
                                                          -----------
PRINTING AND
PUBLISHING -- 0.8%
Liberty Group Publishing 14-3/4%+...         8,869            232,799
                                                          -----------
TECHNOLOGY -- 0.3%
MCMS 12-1/2%........................         1,125            107,156
                                                          -----------
TELECOMMUNICATIONS -- 1.6%
IXC Communications 12-1/2%
   (Series B).......................           131            152,085
Nextel Communications 11-1/8%+......           255            263,288
NEXTLINK Communications 14%.........         1,483             87,126
                                                          -----------
                                                              502,499
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
TOTAL PREFERRED STOCKS
   (Cost $2,020,846)..............                        $ 2,109,425
                                                          -----------
CONVERTIBLE PREFERRED
STOCKS -- 0.6%
BROADCASTING -- 0.4%
Chancellor Media $3+..............           1,250            128,438
                                                          -----------
TELECOMMUNICATIONS -- 0.2%
IXC Communications 6-3/4%+........           1,160             55,825
                                                          -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $121,730)...............                             184,263
                                                          -----------
SHORT-TERM HOLDINGS -- 2.9%
   (Cost $900,000)...............                             900,000
                                                          -----------
TOTAL INVESTMENTS -- 98.2%
   (Cost $29,500,151)............                          30,395,041

OTHER ASSETS LESS
   LIABILITIES-- 1.8% ...........                             555,598
                                                          -----------
NET ASSETS-- 100.0%..............                         $30,950,639
                                                          -----------
                                                          -----------


-----------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 41.8%
AEROSPACE -- 1.2%
General Dynamics.................            3,800        $   176,700
                                                          -----------
AUTOMOTIVE AND RELATED -- 2.0%
Chrysler.........................           3,600             202,950
Eaton............................           1,100              85,525
                                                          -----------
                                                              288,475
                                                          -----------
BANKING AND FINANCE -- 4.5%
Ahmanson (H.F.)..................           2,700             191,700
BankAmerica......................             900              77,794
Bank of New York.................           2,200             133,512
Citicorp.........................             800             119,400
Hartford Financial Services
   Group.........................           1,100             125,812
                                                          -----------
                                                              648,218
                                                          -----------
CHEMICALS -- 1.5%
duPont (E.I.) de Nemours.........           1,300              97,012
Goodrich (B.F.)..................           2,400             119,100
                                                          -----------
                                                              216,112
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
CONSUMER GOODS AND
SERVICES -- 6.5%
Anheuser-Busch...................            1,400        $    66,062
Avon Products....................            1,700            131,750
General Mills....................            2,500            170,937
Kimberly-Clark...................            2,000             91,750
RJR Nabisco Holdings.............            1,700             40,375
Russell..........................            3,600            108,675
Sara Lee.........................            4,300            240,531
The Stanley Works................            2,100             87,281
                                                          -----------
                                                              937,361
                                                          -----------
DIVERSIFIED -- 0.4%
Alexander & Baldwin..............            2,100             61,031
                                                          -----------
DRUGS AND HEALTH CARE -- 2.4%
American Home Products...........            2,200            113,850
Bristol-Myers Squibb.............            2,000            229,875
                                                          -----------
                                                              343,725
                                                          -----------

--------------
+ Rule 144A security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)

                                         SHARES              VALUE
                                       -----------        -----------
ELECTRIC AND GAS
UTILITIES -- 3.7%
FPL Group........................            2,500        $   157,500
Unicom...........................            4,700            164,794
The Williams Companies...........            6,000            202,500
                                                          -----------
                                                              524,794
                                                          -----------
ENERGY -- 5.6%
Exxon............................            1,900            135,494
Mobil............................            1,900            145,587
Royal Dutch Petroleum
   (Netherlands).................            2,300            126,069
Texaco...........................            3,600            214,875
Unocal...........................            5,100            182,325
                                                          -----------
                                                              804,350
                                                          -----------
FOOD -- 0.8%
ConAgra..........................            3,600            114,075
                                                          -----------
INSURANCE -- 3.7%
American General.................            2,200            156,613
Lincoln National.................            1,500            137,063
Marsh & McLennan.................            2,250            135,984
St. Paul Companies...............            2,600            109,363
                                                          -----------
                                                              539,023
                                                          -----------
MACHINERY AND
EQUIPMENT -- 1.5%
GATX.............................            4,800            210,600
                                                          -----------
METALS AND MINING -- 0.8%
Allegheny Teledyne...............            5,100            116,663
                                                          -----------
PAPER AND PACKAGING -- 1.1%
Mead.............................            1,800             57,150
Union Camp.......................            1,100             54,588
Weyerhaeuser.....................            1,100             50,806
                                                          -----------
                                                              162,544
                                                          -----------
RETAILING -- 2.0%
May Department Stores............            1,900            124,450
Penney (J.C.)....................            2,300            166,319
                                                          -----------
                                                              290,769
                                                          -----------
TOBACCO -- 1.2%
Philip Morris....................            4,400            173,250
                                                          -----------


                                        SHARES OR
                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
TRANSPORTATION -- 0.4%
Norfolk Southern.................            1,800        $    53,663
                                                          -----------
UTILITIES/
TELECOMMUNICATIONS -- 2.5%
GTE..............................            3,700 shs.       205,813
SBC Communications...............            4,000            160,000
                                                          -----------
                                                              365,813
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $5,311,888).............                           6,027,166
                                                          -----------
CORPORATE BONDS -- 28.3%
AUTOMOTIVE -- 3.9%
Chrysler Financial 6.09%,
   4/6/2001......................      $   300,000            300,963
Ford Motor Credit 6-3/4%,
   8/15/2008.....................          250,000            259,207
                                                          -----------
                                                              560,170
                                                          -----------
BANKING AND FINANCE -- 4.6%
Associates Corp. of North
   America 6-1/2%, 8/15/2002......         300,000            304,889
Capital One Bank 8-1/8%,
   3/1/2000......................          250,000            257,689
First USA Bank 5-3/4%, 1/15/1999..         100,000             99,978
                                                          -----------
                                                              662,556
                                                          -----------
ELECTRIC AND GAS
UTILITIES -- 2.1%
Consumers Energy 6-3/8%,
   2/1/2008+.....................          300,000            299,089
                                                          -----------
ENERGY -- 3.0%
Petroleum Geo-Services 7-1/2%,
   3/31/2007.....................          400,000            435,169
                                                          -----------
FUNERAL SERVICES -- 2.1%
Loewen Group International
   7-1/2%, 4/15/2001..............         300,000            305,562
                                                          -----------
MEDIA -- 6.0%
Time Warner 7-3/4%, 6/15/2005.....         500,000            536,895
Viacom 7-3/4%, 6/1/2005...........         300,000            321,371
                                                          -----------
                                                              858,266
                                                          -----------

--------------
+ Rule 144A security.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN INCOME PORTFOLIO (continued)

                                        PRINCIPAL
                                          AMOUNT             VALUE
                                       -----------        -----------
RETAILING -- 3.8%
Federated Department Stores
   10%, 2/15/2001................      $   500,000        $   546,156
                                                          -----------
TECHNOLOGY -- 2.8%
Dell Computer 6.55%, 4/15/2008...          400,000            406,240
                                                          -----------
OTHER............................                               1,700
                                                          -----------
TOTAL CORPORATE BONDS
   (Cost $4,115,111).............                           4,074,908
                                                          -----------
US GOVERNMENT
SECURITIES -- 20.4%
US Treasury Notes 6-1/4%,
   6/30/2002.....................          500,000            512,501
US Treasury Notes 5-3/4%,
   11/30/2002....................          300,000            302,531
US Treasury Notes 6-1/2%,
   5/15/2005.....................          500,000            527,969
US Treasury Notes 6-1/2%,
   10/15/2006....................          500,000            531,250
US Treasury Notes 6-5/8%,
   5/15/2007.....................        1,000,000          1,075,001
                                                          -----------
TOTAL US GOVERNMENT
   SECURITIES (Cost $2,894,881)..                           2,949,252
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
CONVERTIBLE PREFERRED
STOCKS -- 4.7%
BANKING AND
FINANCE -- 2.5%
Salomon Smith Barney 7-5/8% .......          7,500        $   357,187
                                                          -----------
INSURANCE -- 2.2%
St. Paul Capital 6%...............           4,500            324,000
                                                          -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $439,020)...............                             681,187
                                                          -----------
SHORT-TERM HOLDINGS -- 2.8%
   (Cost $400,000)...............                             400,000
                                                          -----------
TOTAL INVESTMENTS -- 98.0%
   (Cost $13,160,900)............                          14,132,513

OTHER ASSETS LESS
   LIABILITIES-- 2.0%.............                            287,442
                                                          -----------
NET ASSETS-- 100.0%...............                        $14,419,955
                                                          -----------
                                                          -----------

------------
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS (unaudited) (continued)
------------------------------------------------------------------------------

SELIGMAN LARGE-CAP VALUE PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 80.7%
AEROSPACE -- 3.1%
Goodrich (B.F.)..................              700        $    34,738
                                                          -----------
AUTOMOTIVE AND RELATED -- 6.4%
Ford Motor.......................              550             32,450
General Motors...................              600             40,088
                                                          -----------
                                                               72,538
                                                          -----------
BANKING -- 9.4%
BankAmerica......................              300             25,931
Bank of New York.................              700             42,481
Summit Bancorp...................              800             38,000
                                                          -----------
                                                              106,412
                                                          -----------
ENERGY -- 3.2%
Texaco...........................              600             35,812
                                                          -----------
FINANCE AND INSURANCE -- 11.1%
The Equitable Companies..........              600             44,963
Travelers........................              600             36,375
Washington Mutual................            1,025             44,491
                                                          -----------
                                                              125,829
                                                          -----------
FOOD -- 4.4%
Dole Food........................            1,000             49,688
                                                          -----------
HOUSEHOLD PRODUCTS AND
FURNISHINGS -- 10.3%
Armstrong World Industries.......              500             33,687
Dial.............................            1,800             46,688
Kimberly-Clark...................              800             36,700
                                                          -----------
                                                              117,075
                                                          -----------
INDUSTRIAL EQUIPMENT -- 4.0%
General Electric.................              500             45,500
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 2.4%
Baxter International.............              500        $    26,906
                                                          -----------
OFFICE EQUIPMENT -- 3.6%
Xerox............................              400             40,650
                                                          -----------
PACKAGING -- 2.1%
Crown Cork & Seal................              500             23,750
                                                          -----------
PAPER AND FOREST
PRODUCTS -- 5.6%
Champion International...........              500             24,594
Georgia-Pacific..................              650             38,309
                                                          -----------
                                                               62,903
                                                          -----------
RETAIL TRADE -- 7.8%
May Department Stores............              400             26,200
Penney (J.C.)....................              350             25,309
Sears, Roebuck...................              600             36,638
                                                          -----------
                                                               88,147
                                                          -----------
SPECIALTY MATERIALS -- 3.3%
Raychem..........................            1,250             36,953
                                                          -----------
TOBACCO -- 4.0%
Philip Morris....................            1,150             45,281
                                                          -----------
TOTAL INVESTMENTS -- 80.7%
   (Cost $921,679)...............                             912,182

OTHER ASSETS LESS
   LIABILITIES-- 19.3%...........                             218,016
                                                          -----------
NET ASSETS-- 100.0%..............                         $ 1,130,198
                                                          -----------
                                                          -----------

--------------
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                                                 June 30, 1998
------------------------------------------------------------------------------

SELIGMAN SMALL-CAP VALUE PORTFOLIO

                                         SHARES              VALUE
                                       -----------        -----------
COMMON STOCKS -- 77.7%
ADVERTISING -- 2.9%
True North Communications........            1,000        $    29,250
                                                          -----------
APPAREL AND TEXTILES -- 3.3%
Cutter & Buck*...................            1,250             33,516
                                                          -----------
BUILDING AND
CONSTRUCTION -- 1.9%
Dal-Tile International*..........            1,900             18,644
                                                          -----------
CAPITAL GOODS -- 6.9%
Apogee Enterprises...............            2,200             33,687
BMC Industries...................            4,100             35,875
                                                          -----------
                                                               69,562
                                                          -----------
COMPUTER SOFTWARE -- 3.3%
Dialogic*........................            1,100             32,587
                                                          -----------
DISTRIBUTORS -- 5.3%
Cubic............................            1,050             25,069
Elsag Bailey Process Auto
   (ADRs)* (Netherlands).........            1,150             27,672
                                                          -----------
                                                               52,741
                                                          -----------
GARDEN PRODUCTS -- 2.7%
Acorn Products*..................            3,700             26,594
                                                          -----------
INDUSTRIAL GOODS AND
SERVICES -- 3.6%
Furon............................            2,000             36,250
                                                          -----------
MACHINERY -- 3.6%
Stewart & Stevenson Services.....            2,000             35,750
                                                          -----------
MANUFACTURING -- 3.3%
Mueller Industries*..............              900             33,413
                                                          -----------
MEDICAL PRODUCTS AND
TECHNOLOGY -- 3.3%
ChiRex*..........................            1,900             33,309
                                                          -----------


                                         SHARES              VALUE
                                       -----------        -----------
OIL AND GAS -- 6.9%
Friede Goldman International*....            1,400        $    40,381
Marine Drilling*.................            1,800             28,744
                                                          -----------
                                                               69,125
                                                          -----------
PLASTICS -- 2.5%
Lamson & Sessions*...............            4,000             24,750
                                                          -----------
PRINTING AND PUBLISHING -- 6.4%
Cadmus Communications............            1,550             37,684
Merrill..........................            1,200             26,587
                                                          -----------
                                                               64,271
                                                          -----------
RESTAURANTS -- 6.5%
Apple South......................            2,100             27,431
Foodmaker*.......................            2,250             37,969
                                                          -----------
                                                               65,400
                                                          -----------
RETAIL TRADE -- 5.6%
Abercrombie & Fitch
   (Class A)* ...................              700             30,800
The Wet Seal (Class A)*..........              800             25,700
                                                          -----------
                                                               56,500
                                                          -----------
SPECIALTY CHEMICALS -- 3.7%
Dexter...........................            1,150             36,584
                                                          -----------
SPECIALTY METALS/STEEL -- 2.6%
Olympic Steel*...................            2,100             26,513
                                                          -----------
TOBACCO -- 3.4%
Consolidated Cigar Holding*......            2,800             34,300
                                                          -----------
TOTAL INVESTMENTS -- 77.7%
  (Cost $832,508)................                             779,059

OTHER ASSETS LESS
  LIABILITIES-- 22.3%............                             224,230
                                                          -----------
NET ASSETS-- 100.0%..............                         $ 1,003,289
                                                          -----------
                                                          -----------


-------------
* Non-income producing security.
See Notes to Financial Statements.

                         SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)                 June 30, 1998
------------------------------------------------------------------------------

                                                                                                                     SELIGMAN
                                                                                   SELIGMAN        SELIGMAN       COMMUNICATIONS
                                                   SELIGMAN        SELIGMAN          CASH           COMMON              AND
                                                     BOND          CAPITAL        MANAGEMENT         STOCK          INFORMATION
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                  ---------       ----------      ----------      ----------       -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings.................              $6,306,152      $20,995,604      $    3,897      $56,546,746      $100,128,979
Short-term holdings................                 250,000        2,600,000       8,918,606        2,300,000         3,500,000
                                                 ----------      -----------      ----------      -----------      ------------
Total Investments..................               6,556,152       23,595,604       8,922,503       58,846,746       103,628,979
Cash...............................                 195,210           54,831         229,892           --                28,660
Interest and dividends
   receivable......................                  87,957            6,659          70,491           93,333            13,437
Receivable for Capital
   Stock sold......................                   4,526              625          --               12,749           221,434
Receivable from associated
   companies.......................                   1,929           29,995           4,991           --                --
Receivable for securities sold.....                  --               --              --               51,128         1,155,732
Unrealized appreciation on
   foreign currencies and
   forward currency contracts......                  --               --              --               --                --
Other..............................                  --               --              --               --                --
                                                 ----------      -----------      ----------      -----------      ------------
TOTAL ASSETS.......................               6,845,774       23,687,714       9,227,877       59,003,956       105,048,242
                                                 ----------      -----------      ----------      -----------      ------------
LIABILITIES:
Payable for securities purchased...                 199,062          147,000          --              307,279           526,534
Payable for Capital Stock
   redeemed........................                      55              726             28            16,042            --
Payable to custodian...............                 --               --               --              195,431            --
Unrealized depreciation on
   foreign currencies and
   forward currency contracts......                 --               --               --               --                --
Accrued expenses, taxes,
   and other.......................                  16,103           26,510          14,893           43,280           100,392
                                                 ----------      -----------      ----------      -----------      ------------
TOTAL LIABILITIES..................                 215,220          174,236          14,921          562,032           626,926
                                                 ----------      -----------      ----------      -----------      ------------
NET ASSETS.........................              $6,630,554      $23,513,478      $9,212,956      $58,441,924      $104,421,316
                                                 ----------      -----------      ----------      -----------      ------------
                                                 ----------      -----------      ----------      -----------      ------------
COMPOSITION OF NET ASSETS:
Capital Stock, at par..............              $      624      $     1,140      $    9,213      $     3,172      $      7,052
Additional paid-in-capital.........               6,209,237       16,545,864       9,204,143       43,428,730        98,494,644
Undistributed/accumulated net
   investment income (loss)........                 186,257           12,037          --              460,675          (248,658)
Undistributed/accumulated net
   realized gain (loss)............                  61,122        3,170,399           (327)        2,966,132         3,581,574
Net unrealized appreciation
   (depreciation) of investments...                 173,314        3,784,038            (73)       11,583,215         2,586,704
Net unrealized depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and
   forward currency contracts......                  --               --              --               --                --
                                                 ----------      -----------      ----------      -----------      ------------
NET ASSETS.........................              $6,630,554      $23,513,478      $9,212,956      $58,441,924      $104,421,316
                                                 ----------      -----------      ----------      -----------      ------------
                                                 ----------      -----------      ----------      -----------      ------------
SHARES OF CAPITAL STOCK
   OUTSTANDING
   ($0.001 par value)..............                 624,036        1,140,211       9,213,356        3,172,204         7,052,179
                                                 ----------      -----------      ----------      -----------      ------------
                                                 ----------      -----------      ----------      -----------      ------------
NET ASSET VALUE PER SHARE..........                  $10.63           $20.62           $1.00           $18.42            $14.81
                                                 ----------      -----------      ----------      -----------      ------------
                                                 ----------      -----------      ----------      -----------      ------------

--------------
See Notes to Financial Statements.

                          SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited) (continued)     June 30, 1998
------------------------------------------------------------------------------

                                                                  SELIGMAN        SELIGMAN         SELIGMAN
                                                                  HENDERSON       HENDERSON       HENDERSON        SELIGMAN
                                                 SELIGMAN       GLOBAL GROWTH   GLOBAL SMALLER      GLOBAL         HENDERSON
                                                 FRONTIER       OPPORTUNITIES     COMPANIES       TECHNOLOGY     INTERNATIONAL
                                                 PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                -----------      ----------      -----------      ----------      -----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings.................             $46,008,484      $7,544,096      $21,794,303      $4,777,878      $10,280,177
Short-term holdings................               7,200,000         500,000        1,200,000         350,000          300,000
                                                -----------      ----------      -----------      ----------      -----------
Total Investments..................              53,208,484       8,044,096       22,994,303       5,127,878       10,580,177
Cash...............................                  98,416         424,823          354,698         200,982          237,310
Interest and dividends
   receivable......................                   2,260          15,081           50,891           2,949           56,656
Receivable for Capital
   Stock sold......................                   4,279          --                1,259          17,696            7,206
Receivable from associated
   companies.......................                  --               1,387            1,514           2,828            3,475
Receivable for securities sold.....                 641,097          10,634          175,999          47,482            7,095
Unrealized appreciation on
   foreign currencies and
   forward currency contracts......                  --              12,058           25,393          --               19,186
Other..............................                  --              --               --               1,333           --
                                                -----------      ----------      -----------      ----------      -----------
TOTAL ASSETS.......................              53,954,536       8,508,079       23,604,057       5,401,148       10,911,105
                                                -----------      ----------      -----------      ----------      -----------
LIABILITIES:
Payable for securities purchased...                 606,286         382,208          116,398          42,607          126,410
Payable for Capital Stock
   redeemed........................               5,444,133           5,177            9,463          --               14,110
Payable to custodian...............                  --              --               --              --               --
Unrealized depreciation on
   foreign currencies and
   forward currency contracts......                  --                 100              208          --                   68
Accrued expenses, taxes,
   and other.......................                  52,977          16,545           36,331          13,242           24,251
                                                -----------      ----------      -----------      ----------      -----------
TOTAL LIABILITIES..................               6,103,396         404,030          162,400          55,849          164,839
                                                -----------      ----------      -----------      ----------      -----------
NET ASSETS.........................             $47,851,140      $8,104,049      $23,441,657      $5,345,299      $10,746,266
                                                -----------      ----------      -----------      ----------      -----------
                                                -----------      ----------      -----------      ----------      -----------
COMPOSITION OF NET ASSETS:
Capital Stock, at par..............             $     2,797      $      616      $     1,555      $      415      $       672
Additional paid-in-capital.........              40,994,502       6,676,395       19,731,469       4,591,586        8,235,517
Undistributed/accumulated net
   investment income (loss)........                (112,576)         32,884           (5,589)         (5,967)          59,239
Undistributed/accumulated net
   realized gain (loss)............               3,695,945         (17,899)         446,630         256,828          454,600
Net unrealized appreciation
   (depreciation) of investments...               3,270,472       1,544,433        3,832,090         532,396        2,199,147
Net unrealized depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and
   forward currency contracts......                  --            (132,380)        (564,498)        (29,959)        (202,909)
                                                -----------      ----------      -----------      ----------      -----------
NET ASSETS.........................             $47,851,140      $8,104,049      $23,441,657      $5,345,299      $10,746,266
                                                -----------      ----------      -----------      ----------      -----------
                                                -----------      ----------      -----------      ----------      -----------
SHARES OF CAPITAL STOCK
   OUTSTANDING
   ($0.001 par value)..............               2,797,285         615,837        1,554,735         415,184          671,896
                                                -----------      ----------      -----------      ----------      -----------
                                                -----------      ----------      -----------      ----------      -----------
NET ASSET VALUE PER SHARE..........                  $17.11          $13.16           $15.08          $12.87           $15.99
                                                -----------      ----------      -----------      ----------      -----------
                                                -----------      ----------      -----------      ----------      -----------

                                                   SELIGMAN                        SELIGMAN        SELIGMAN
                                                  HIGH-YIELD       SELIGMAN        LARGE-CAP       SMALL-CAP
                                                    BOND            INCOME           VALUE           VALUE
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 -----------      -----------      ----------      ----------
ASSETS:
Investments, at value (see
   portfolios of investments):
Long-term holdings.................              $29,495,041      $13,732,513      $  912,182      $  779,059
Short-term holdings................                  900,000          400,000          --              --
                                                 -----------      -----------      ----------      ----------
Total Investments                                 30,395,041       14,132,513         912,182         779,059
Cash...............................                   76,671          185,491         217,122         281,514
Interest and dividends
   receivable......................                  633,902          110,090             893             337
Receivable for Capital
   Stock sold......................                   12,795            8,566          --                   6
Receivable from associated
   companies.......................                    1,532           --               2,516           2,525
Receivable for securities sold.....                  228,734           12,201          --              --
Unrealized appreciation on
   foreign currencies and
   forward currency contracts......                   --               --              --              --
Other..............................                   --               --               1,667           1,667
                                                 -----------      -----------      ----------      ----------
TOTAL ASSETS.......................               31,348,675       14,448,861       1,134,380       1,065,108
                                                 -----------      -----------      ----------      ----------
LIABILITIES:
Payable for securities purchased...                  364,826           --              --              57,590
Payable for Capital Stock
   redeemed........................                   --                6,853              10          --
Payable to custodian...............                   --               --              --              --
Unrealized depreciation on
   foreign currencies and
   forward currency contracts......                   --               --              --              --
Accrued expenses, taxes,
   and other.......................                   33,210           22,053           4,172           4,229
                                                 -----------      -----------      ----------      ----------
TOTAL LIABILITIES..................                  398,036           28,906           4,182          61,819
                                                 -----------      -----------      ----------      ----------
NET ASSETS.........................              $30,950,639      $14,419,955      $1,130,198      $1,003,289
                                                 -----------      -----------      ----------      ----------
                                                 -----------      -----------      ----------      ----------
COMPOSITION OF NET ASSETS:
Capital Stock, at par..............              $     2,464      $     1,263      $      114      $      110
Additional paid-in-capital.........               28,596,710       12,791,440       1,134,535       1,050,444
Undistributed/accumulated net
   investment income (loss)........                1,251,947          288,337             314            (568)
Undistributed/accumulated net
   realized gain (loss)............                  204,628          367,302           4,732           6,752
Net unrealized appreciation
   (depreciation) of investments...                  894,890          971,613          (9,497)        (53,449)
Net unrealized depreciation on
   translation of assets and
   liabilities denominated in
   foreign currencies and
   forward currency contracts......                   --               --              --              --
                                                 -----------      -----------      ----------      ----------
NET ASSETS.........................              $30,950,639      $14,419,955      $1,130,198      $1,003,289
                                                 -----------      -----------      ----------      ----------
                                                 -----------      -----------      ----------      ----------
SHARES OF CAPITAL STOCK
   OUTSTANDING
   ($0.001 par value)..............                2,463,568        1,263,251         113,914         109,613
                                                 -----------      -----------      ----------      ----------
                                                 -----------      -----------      ----------      ----------
NET ASSET VALUE PER SHARE..........                   $12.56           $11.41           $9.92           $9.15
                                                 -----------      -----------      ----------      ----------
                                                 -----------      -----------      ----------      ----------

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
------------------------------------------------------------------------------

                                                                                                                     SELIGMAN
                                                                                   SELIGMAN        SELIGMAN       COMMUNICATIONS
                                                   SELIGMAN        SELIGMAN          CASH           COMMON              AND
                                                     BOND          CAPITAL        MANAGEMENT         STOCK          INFORMATION
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                  ---------       ----------      ----------      ----------       -----------
INVESTMENT INCOME:
Interest...........................                $210,345       $   36,350        $251,694      $    71,108        $  142,152
Dividends..........................                      --           45,312              --          499,500            39,927
                                                   --------       ----------        --------      -----------        ----------
TOTAL INVESTMENT INCOME**..........                 210,345           81,662         251,694          570,608           182,079
                                                   --------       ----------        --------      -----------        ----------
EXPENSES:..........................
Management fee.....................                  13,286           43,427          18,841          109,969           370,134
Auditing fee.......................                   2,937            5,137           3,537            9,937            16,587
Shareholder reports and
   communications..................                   2,791            2,791           2,791            2,791             2,691
Registration.......................                   2,402            3,466           2,291            5,710             7,816
Directors' fees and expenses.......                   2,317            2,411           2,338            2,623             2,902
Custody and related services.......                   1,623            7,055           1,871            7,681            27,457
Legal fee..........................                     766              766             766              766               766
Miscellaneous......................                     692              522             356              708               723
                                                   --------       ----------        --------      -----------        ----------
TOTAL EXPENSES BEFORE
   WAIVER/REIMBURSEMENT............                  26,814           65,575          32,791          140,185           429,076
Waiver/reimbursement of
   expenses........................                  (6,869)            (438)        (32,791)              --                --
                                                   --------       ----------        --------      -----------        ----------
TOTAL EXPENSES AFTER
   WAIVER/REIMBURSEMENT............                  19,945           65,137              --          140,185           429,076
                                                   --------       ----------        --------      -----------        ----------
NET INVESTMENT INCOME (LOSS).......                 190,400           16,525         251,694          430,423          (246,997)
                                                   --------       ----------        --------      -----------        ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
Net realized gain on investments...                 113,020        3,033,222              71        2,964,546         3,581,574
Net realized loss from foreign
   currency transactions...........                      --               --              --               --                --
Net change in unrealized
   appreciation/depreciation
   of investments..................                 (48,643)        (200,220)            (73)       3,329,956         8,312,783
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts..                      --               --              --               --                --
                                                   --------       ----------        --------      -----------       -----------
NET GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS....................                  64,377        2,833,002              (2)       6,294,502        11,894,357
                                                   --------       ----------        --------      -----------       -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS..........                $254,777       $2,849,527        $251,692      $6,724,925        $11,647,360
                                                   --------       ----------        --------      -----------       -----------
                                                   --------       ----------        --------      -----------       -----------
--------------------
*  For the period May 1, 1998, commencement
   of operations, to June 30, 1998.
** Net of foreign tax withheld
   as follows:                                     $     --       $       --        $     --      $     2,173       $       757

See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
                                        For the Six Months Ended June 30, 1998
------------------------------------------------------------------------------

                                                                  SELIGMAN        SELIGMAN         SELIGMAN
                                                                  HENDERSON       HENDERSON       HENDERSON        SELIGMAN
                                                 SELIGMAN       GLOBAL GROWTH   GLOBAL SMALLER      GLOBAL         HENDERSON
                                                 FRONTIER       OPPORTUNITIES     COMPANIES       TECHNOLOGY     INTERNATIONAL
                                                 PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                -----------      ----------      -----------      ----------      -----------
INVESTMENT INCOME:
Interest...........................              $   72,150      $   12,005       $   33,293        $ 12,928       $    6,486
Dividends..........................                  31,096          46,532          132,001          11,307          132,342
                                                 ----------      ----------       ----------        --------       ----------
TOTAL INVESTMENT INCOME**..........                 103,246          58,537          165,294          24,235          138,828
                                                 ----------      ----------       ----------        --------       ----------
EXPENSES:..........................
Management fee.....................                 176,869          34,398          111,873          22,977           50,464
Auditing fee.......................                   8,437           3,087            5,287           2,737            3,487
Shareholder reports and
   communications..................                   2,691           2,657            2,657           2,657            2,657
Registration.......................                   3,881           2,440            2,918           2,318            2,431
Directors' fees and expenses.......                   2,563           2,295            2,407           2,283            2,331
Custody and related services.......                  18,289          12,364           39,592           7,844           29,285
Legal fee..........................                     766             885              885             885              885
Miscellaneous......................                     707             779              785             641              520
                                                 ----------      ----------       ----------        --------       ----------
TOTAL EXPENSES BEFORE
   WAIVER/REIMBURSEMENT............                 214,203          58,905          166,404          42,342           92,060
Waiver/reimbursement of
   expenses........................                      --         (10,749)          (9,785)        (10,187)         (21,417)
                                                 ----------      ----------       ----------        --------       ----------
TOTAL EXPENSES AFTER
   WAIVER/REIMBURSEMENT............                 214,203          48,156          156,619          32,155           70,643
                                                 ----------      ----------       ----------        --------       ----------
NET INVESTMENT INCOME (LOSS).......                (110,957)         10,381            8,675          (7,920)          68,185
                                                 ----------      ----------       ----------        --------       ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
Net realized gain on investments...               3,695,945          15,850          632,728         266,846          512,579
Net realized loss from foreign
   currency transactions...........                      --         (11,718)        (198,762)         (7,239)         (63,984)
Net change in unrealized
   appreciation/depreciation
   of investments..................                 230,618       1,132,829        2,688,774         557,567        1,106,647
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts..                      --         (11,681)         137,585           1,651           43,061
                                                 ----------      ----------       ----------        --------       ----------
NET GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS....................               3,926,563       1,125,280        3,260,325         818,825        1,598,303
                                                 ----------      ----------       ----------        --------       ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS..........              $3,815,606      $1,135,661       $3,269,000        $810,905       $1,666,488
                                                 ----------      ----------       ----------        --------       ----------
                                                 ----------      ----------       ----------        --------       ----------
--------------------
*  For the period May 1, 1998, commencement
   of operations, to June 30, 1998.
** Net of foreign tax withheld
   as follows:                                   $       --      $    5,090       $   19,313        $  1,622       $   16,148
                                                 ----------      ----------       ----------        --------       ----------

                                                   SELIGMAN                        SELIGMAN        SELIGMAN
                                                  HIGH-YIELD       SELIGMAN        LARGE-CAP       SMALL-CAP
                                                    BOND            INCOME           VALUE           VALUE
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                 -----------      -----------      ----------      ----------
ASSETS:
Interest...........................               $1,271,046         $222,626         $    --        $     --
Dividends..........................                   67,773           97,124           1,139             370
                                                  ----------         --------         -------        --------
TOTAL INVESTMENT INCOME**..........                1,338,819          319,750           1,139             370
                                                  ----------         --------         -------        --------
EXPENSES:..........................
Management fee.....................                   68,431           28,354             825             938
Auditing fee.......................                    6,037            4,037           1,050           1,050
Shareholder reports and
   communications..................                    2,691            2,787           1,000           1,000
Registration.......................                    3,894            2,090             374             374
Directors' fees and expenses.......                    2,417            2,369             863             871
Custody and related services.......                   18,726            2,198             960             960
Legal fee..........................                      766              766             312             312
Miscellaneous......................                      522              695             267             267
                                                  ----------         --------         -------        --------
TOTAL EXPENSES BEFORE
   WAIVER/REIMBURSEMENT............                  103,484           43,296           5,651           5,772
Waiver/reimbursement of
   expenses........................                   (7,678)            (765)         (4,826)         (4,834)
                                                  ----------         --------         -------        --------
TOTAL EXPENSES AFTER
   WAIVER/REIMBURSEMENT............                   95,806           42,531             825             938
                                                  ----------         --------         -------        --------
NET INVESTMENT INCOME (LOSS).......                1,243,013          277,219             314            (568)
                                                  ----------         --------         -------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS:
Net realized gain on investments...                  204,628          366,405           4,732           6,752
Net realized loss from foreign
   currency transactions...........                       --               --              --              --
Net change in unrealized
   appreciation/depreciation
   of investments..................                   58,938          137,960          (9,497)        (53,449)
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts...                      --               --              --              --
                                                  ----------         --------         -------        --------
NET GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS....................                  263,566          504,365          (4,765)        (46,697)
                                                  ----------         --------         -------        --------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS..........               $1,506,579         $781,584         $(4,451)       $(47,265)
                                                  ----------         --------         -------        --------
                                                  ----------         --------         -------        --------
--------------------
*  For the period May 1, 1998, commencement
   of operations, to June 30, 1998.
** Net of foreign tax withheld
   as follows:                                    $       --         $    318         $    --        $     --

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                     SELIGMAN                      SELIGMAN                    SELIGMAN
                                                  BOND PORTFOLIO               CAPITAL PORTFOLIO       CASH MANAGEMENT PORTFOLIO
                                            -------------------------      ------------------------     -----------------------
                                             SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                                ENDED         YEAR            ENDED         YEAR           ENDED         YEAR
                                               6/30/98        ENDED          6/30/98        ENDED         6/30/98        ENDED
                                             (unaudited)    12/31/97       (unaudited)    12/31/97      (unaudited)    12/31/97
                                            -----------    ----------      -----------   -----------    -----------   ----------
OPERATIONS:
Net investment income (loss).............    $  190,400    $  359,627      $    16,525   $    28,503     $  251,694   $  512,275
Net realized gain on investments.........       113,020         2,573        3,033,222     1,456,363             71           --
Net realized loss from foreign
   currency transactions.................            --            --               --            --             --           --
Net change in unrealized appreciation/
   depreciation of investments...........       (48,643)      158,584         (200,220)    1,876,910            (73)          --
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts.............................            --            --               --            --             --           --
                                             ----------    ----------      -----------   -----------     ----------   ----------
INCREASE IN NET ASSETS FROM
   OPERATIONS............................       254,777       520,784        2,849,527     3,361,776        251,692      512,275
                                             ----------    ----------      -----------   -----------     ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................            --      (360,523)              --       (29,292)      (251,694)    (512,275)
Realized gain on investments.............            --            --               --    (1,319,186)            --           --
                                             ----------    ----------      -----------   -----------     ----------   ----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --      (360,523)              --    (1,348,478)      (251,694)    (512,275)
                                             ----------    ----------      -----------   -----------     ----------   ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........       851,803     3,014,160        4,911,925     7,491,753     12,176,616   25,875,970
Investment of dividends..................            --       360,523               --        29,292        251,694      512,275
Shares issued in payment of gain
   distributions.........................            --            --               --     1,319,186             --           --
                                             ----------    ----------      -----------   -----------     ----------   ----------
Total....................................       851,803     3,374,683        4,911,925     8,840,231     12,428,310   26,388,245
                                             ----------    ----------      -----------   -----------     ----------   ----------
Cost of shares redeemed..................    (1,708,063)   (1,317,788)      (4,647,766)   (4,766,794)   (11,850,638) (27,507,851)
                                             ----------    ----------      -----------   -----------     ----------   ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS..........................     (856,260)    2,056,895           264,159     4,073,437        577,672   (1,119,606)
                                             ----------    ----------      -----------   -----------     ----------   ----------
INCREASE (DECREASE) IN
   NET ASSETS............................      (601,483)    2,217,156        3,113,686     6,086,735        577,670   (1,119,606)
                                             ----------    ----------      -----------   -----------     ----------   ----------
NET ASSETS:
Beginning of Period......................     7,232,037     5,014,881       20,399,792    14,313,057      8,635,286    9,754,892
                                             ----------    ----------      -----------   -----------     ----------   ----------
END OF PERIOD............................    $6,630,554    $7,232,037      $23,513,478   $20,399,792     $9,212,956   $8,635,286
                                             ----------    ----------      -----------   -----------     ----------   ----------
                                             ----------    ----------      -----------   -----------     ----------   ----------

----------------
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                    SELIGMAN                       SELIGMAN
                                                  COMMON STOCK                 COMMUNICATIONS AND
                                                    PORTFOLIO                INFORMATION PORTFOLIO
                                             -------------------------      ------------------------
                                             SIX MONTHS                       SIX MONTHS
                                                ENDED         YEAR              ENDED         YEAR
                                               6/30/98        ENDED            6/30/98        ENDED
                                             (unaudited)     12/31/97        (unaudited)     12/31/97
                                             -----------    -----------     ------------    -----------
OPERATIONS:
Net investment income (loss).............    $   430,423    $   858,211     $   (246,997)   $  (378,304)
Net realized gain on investments.........      2,964,546      6,975,977        3,581,574     25,855,124
Net realized loss from foreign
   currency transactions.................             --             --               --             --
Net change in unrealized appreciation/
   depreciation of investments...........      3,329,956        523,788        8,312,783    (10,538,214)
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts.............................             --             --               --             --
                                             -----------    -----------     ------------    -----------
INCREASE IN NET ASSETS FROM
   OPERATIONS............................      6,724,925      8,357,976       11,647,360     14,938,606
                                             -----------    -----------     ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................             --       (827,581)              --             --
Realized gain on investments.............             --     (6,979,440)              --    (22,307,569)
                                             -----------    -----------     ------------    -----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................             --     (7,807,021)              --    (22,307,569)
                                             -----------    -----------     ------------    -----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........      4,617,784     12,649,970       90,114,474     50,718,332
Investment of dividends..................             --        827,581               --             --
Shares issued in payment of gain
   distributions.........................             --      6,979,440               --     22,307,569
                                             -----------    -----------     ------------    -----------
Total....................................      4,617,784     20,456,991       90,114,474     73,025,901
                                             -----------    -----------     ------------    -----------
Cost of shares redeemed..................     (3,637,948)    (7,439,183)     (84,973,355)   (38,669,048)
                                             -----------    -----------     ------------    -----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS..........................        979,836     13,017,808        5,141,119     34,356,853
                                             -----------    -----------     ------------    -----------
INCREASE (DECREASE) IN
   NET ASSETS............................      7,704,761     13,568,763       16,788,479     26,987,890
NET ASSETS:
Beginning of Period......................     50,737,163     37,168,400       87,632,837     60,644,947
                                             -----------    -----------     ------------    -----------
END OF PERIOD............................    $58,441,924    $50,737,163    $104,421,316     $87,632,837
                                             -----------    -----------     ------------    -----------
                                             -----------    -----------     ------------    -----------

                                                                             SELIGMAN HENDERSON
                                                    SELIGMAN                    GLOBAL GROWTH
                                               FRONTIER  PORTFOLIO          OPPORTUNITIES PORTFOLIO
                                             -----------------------        ------------------------
                                              SIX MONTHS                    SIX MONTHS
                                                ENDED          YEAR            ENDED          YEAR
                                               6/30/98        ENDED           6/30/98         ENDED
                                             (unaudited)     12/31/97        (unaudited)     12/31/97
                                             -----------    ----------       -----------    ----------
                                             -----------    -----------       ----------    ----------
OPERATIONS:
Net investment income (loss).............    $  (110,957)   $  (184,281)      $   10,381    $      283
Net realized gain on investments.........      3,695,945      4,064,832           15,850       141,228
Net realized loss from foreign
   currency transactions.................             --             --          (11,718)      (73,436)
Net change in unrealized appreciation/
   depreciation of investments...........        230,618      1,855,841        1,132,829       381,018
Net change in unrealized appreciation/
   depreciation on translation of assets
   and liabilities denominated in foreign
   currencies and forward currency
   contracts.............................             --             --          (11,681)     (112,875)
                                             -----------    -----------       ----------    ----------
INCREASE IN NET ASSETS FROM
   OPERATIONS............................      3,815,606      5,736,392        1,135,661       336,218
                                             -----------    -----------       ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................             --             --               --           --
Realized gain on investments.............             --     (3,889,283)              --       (60,644)
                                             -----------    -----------       ----------    ----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................             --     (3,889,283)              --       (60,644)
                                             -----------    -----------       ----------    ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares.........    111,352,340     18,870,587        2,086,987     4,394,619
Investment of dividends..................             --             --               --            --
Shares issued in payment of gain
   distributions.........................             --      3,889,283               --        60,644
                                             -----------    -----------       ----------    ----------
Total....................................    111,352,340     22,759,870        2,086,987     4,455,263
                                             -----------    -----------       ----------    ----------
Cost of shares redeemed..................   (110,290,079)   (13,305,727)        (567,831)     (871,295)
                                             -----------    -----------       ----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS..........................      1,062,261      9,454,143        1,519,156     3,583,968
                                             -----------    -----------       ----------    ----------
INCREASE (DECREASE) IN
   NET ASSETS............................      4,877,867     11,301,252        2,654,817     3,859,542
NET ASSETS:
Beginning of Period......................     42,973,273     31,672,021        5,449,232     1,589,690
                                             -----------    -----------       ----------    ----------
END OF PERIOD............................    $47,851,140    $42,973,273       $8,104,049    $5,449,232
                                             -----------    -----------       ----------    ----------
                                             -----------    -----------       ----------    ----------

                                      P-47

                             SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
------------------------------------------------------------------------------

                                                 SELIGMAN HENDERSON          SELIGMAN HENDERSON          SELIGMAN HENDERSON
                                                   GLOBAL SMALLER             GLOBAL TECHNOLOGY             INTERNATIONAL
                                                 COMPANIES PORTFOLIO              PORTFOLIO                   PORTFOLIO
                                              ------------------------     -----------------------     ------------------------
                                              SIX MONTHS                    SIX MONTHS                  SIX MONTHS
                                                ENDED          YEAR           ENDED         YEAR          ENDED          YEAR
                                               6/30/98        ENDED          6/30/98       ENDED         6/30/98        ENDED
                                             (unaudited)     12/31/97      (unaudited)    12/31/97     (unaudited)     12/31/97
                                             -----------    -----------    ----------    ----------    -----------    ----------
OPERATIONS:
Net investment
   income (loss).........................    $     8,675    $    48,159    $   (7,920)   $    3,172    $    68,185    $   37,783
Net realized gain on
   investments...........................        632,728        813,641       266,846       513,781        512,579       665,686
Net realized gain (loss)
   from foreign currency
   transactions..........................       (198,762)      (407,259)       (7,239)      (12,358)       (63,984)     (422,188)
Net change in unrealized
   appreciation/depreciation
   of investments........................      2,688,774        750,188       557,567       (84,833)     1,106,647       439,369
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts............        137,585       (536,914)        1,651       (40,471)        43,061       (72,394)
                                             -----------    -----------    ----------    ----------    -----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS................      3,269,000        667,815       810,905       379,291      1,666,488       648,256
                                             -----------    -----------    ----------    ----------    -----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................             --        (26,233)           --        (3,585)            --       (17,648)
Realized gain on investments.............             --       (475,283)           --      (503,962)            --      (308,510)
                                             -----------    -----------    ----------    ----------    -----------    ----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................             --       (501,516)           --      (507,547)            --      (326,158)
                                             -----------    -----------    ----------    ----------    -----------    ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale
   of shares.............................      1,684,700      5,959,379     2,290,517     3,874,388        920,912     3,331,657
Investment of dividends..................             --         26,233            --         3,585             --        17,648
Shares issued in payment
   of gain distributions.................             --        475,283            --       503,962             --       308,510
                                             -----------    -----------    ----------    ----------    -----------    ----------
Total....................................      1,684,700      6,460,895     2,290,517     4,381,935        920,912     3,657,815
                                             -----------    -----------    ----------    ----------    -----------    ----------
Cost of shares redeemed..................     (2,016,633)    (2,998,851)   (1,442,351)   (1,931,166)    (1,023,599)   (2,039,720)
                                             -----------    -----------    ----------    ----------    -----------    ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS..........................       (331,933)     3,462,044       848,166     2,450,769       (102,687)    1,618,095
                                             -----------    -----------    ----------    ----------    -----------    ----------
INCREASE IN NET ASSETS...................      2,937,067      3,628,343     1,659,071     2,322,513      1,563,801     1,940,193

NET ASSETS:
Beginning of Period......................     20,504,590     16,876,247     3,686,228     1,363,715      9,182,465     7,242,272
                                             -----------    -----------    ----------    ----------    -----------    ----------
END OF PERIOD............................    $23,441,657    $20,504,590    $5,345,299    $3,686,228    $10,746,266    $9,182,465
                                             -----------    -----------    ----------    ----------    -----------    ----------
                                             -----------    -----------    ----------    ----------    -----------    ----------

--------------
* Commencement of operations.
See Notes to Financial Statements.

                             SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
------------------------------------------------------------------------------

                                                                                                      SELIGMAN         SELIGMAN
                                                    SELIGMAN                    SELIGMAN              LARGE-CAP        SMALL-CAP
                                            HIGH-YIELD BOND PORTFOLIO       INCOME PORTFOLIO       VALUE PORTFOLIO  VALUE PORTFOLIO
                                            -------------------------   -------------------------  ---------------  ---------------
                                             SIX MONTHS                 SIX MONTHS                      5/1/98*         5/1/98*
                                               ENDED          YEAR        ENDED           YEAR            TO              TO
                                              6/30/98        ENDED       6/30/98         ENDED          6/30/98         6/30/98
                                            (unaudited)    12/31/97    (unaudited)      12/31/97      (unaudited)     (unaudited)
                                            -----------   -----------   -----------   -----------     ----------      ----------
OPERATIONS:
Net investment
   income (loss).........................   $ 1,243,013   $ 1,628,914   $   277,219   $   640,866     $      314      $     (568)
Net realized gain on
   investments...........................       204,628       186,257       366,405       731,075          4,732           6,752
Net realized gain (loss)
   from foreign currency
   transactions..........................            --            --            --         5,037             --              --
Net change in unrealized
    appreciation/depreciation
   of investments........................        58,938       571,005       137,960       419,679         (9,497)        (53,449)
Net change in unrealized
   appreciation/depreciation
   on translation of assets
   and liabilities denominated
   in foreign currencies and
   forward currency contracts............            --            --            --       (10,907)            --              --
                                            -----------   -----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS................     1,506,579     2,386,176       781,584     1,785,750         (4,451)        (47,265)
                                            -----------   -----------   -----------   -----------     ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income....................            --    (1,614,526)           --      (625,869)            --              --
Realized gain on investments.............            --      (193,743)           --      (735,166)            --              --
                                            -----------   -----------   -----------   -----------     ----------      ----------
DECREASE IN NET ASSETS
   FROM DISTRIBUTIONS....................            --    (1,808,269)           --    (1,361,035)            --              --
                                            -----------   -----------   -----------   -----------     ----------      ----------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale
   of shares.............................     8,742,515    16,215,266     1,064,036     2,166,510        994,352         917,604
Investment of dividends..................            --     1,614,526            --       625,869             --              --
Shares issued in payment
   of gain distributions.................            --       193,743            --       735,166             --              --
                                            -----------   -----------   -----------   -----------     ----------      ----------
Total....................................     8,742,515    18,023,535     1,064,036     3,527,545        994,352         917,604
                                            -----------   -----------   -----------   -----------     ----------      ----------
Cost of shares redeemed..................    (2,566,235)   (6,510,022)   (1,260,945)   (3,833,770)        (7,152)        (14,499)
                                            -----------   -----------   -----------   -----------     ----------      ----------
INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE
   TRANSACTIONS..........................     6,176,280    11,513,513      (196,909)     (306,225)       987,200         903,105
                                            -----------   -----------   -----------   -----------     ----------      ----------
INCREASE IN NET ASSETS...................     7,682,859    12,091,420       584,675       118,490        982,749         855,840

NET ASSETS:
Beginning of Period......................    23,267,780    11,176,360    13,835,280    13,716,790        147,449         147,449
                                            -----------   -----------   -----------   -----------     ----------      ----------
END OF PERIOD............................   $30,950,639   $23,267,780   $14,419,955   $13,835,280     $1,130,198      $1,003,289
                                            -----------   -----------   -----------   -----------     ----------      ----------
                                            -----------   -----------   -----------   -----------     ----------      ----------

--------------
* Commencement of operations.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

1. ORGANIZATION -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 14 separate portfolios (the Portfolios): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Opportunities Portfolio"), Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio"), Seligman Henderson International Portfolio ("International Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which is offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2") which is offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which is offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY and distributed by Seligman Financial Services, Inc. CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA and distributed by Seligman Financial Services, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts"). Shares of Bond, Capital,CashManagement,CommonStock, andIncomePortfolios are also provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBLLife Assurance Corporation ("MBL Life"). However, MBL Life has decided that it will not accept applications for new contracts nor will it accept additional purchase payments under existing contracts. In addition, requests for transfers of amounts to its Fixed Accumulation Account from the Mutual Benefit Plan will not be accepted.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

   a. SECURITY VALUATION -- Investments in US Government andGovernment Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of Directors. Securities traded on an exchange are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Other investments represent shares of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees. Such investments are valued at current market values.

   b. FOREIGN SECURITIES -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio, (together, the "Seligman Henderson Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

      (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

      The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

      The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the Portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

   e. FORWARD CURRENCY CONTRACTS -- The Seligman Henderson Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

   d. FEDERAL TAXES -- The Portfolios' policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

   e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME --Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

   f. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

   g. EXPENSE ALLOCATIONS -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

   h. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 1998, were as follows:

       PORTFOLIO                             PURCHASES               SALES
       ---------                            -----------           -----------
       Bond                                 $ 2,225,049           $ 2,292,727
       Capital                               11,551,847            13,366,140
       Cash Management                            3,899                    --
       Common Stock                          19,407,600            17,551,298
       Communications and Information        62,753,906            60,511,322
       Frontier                              20,759,450            19,056,043
       Global Growth Opportunities            2,425,506             1,197,090

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)
------------------------------------------------------------------------------

       PORTFOLIO                            PURCHASES                SALES
       ---------                           -----------            ----------
       Global Smaller Companies            $ 5,452,239            $6,353,557
       Global Technology                     2,305,099             1,528,062
       International                         3,505,880             3,445,347
       High-Yield Bond                      14,932,993             8,011,808
       Income                                5,449,652             5,485,651
       Large-Cap Value                         948,535                31,588
       Small-Cap Value                         858,639                32,883

   For the six months ended June 30, 1998, purchases and sales of US Government obligations were $1,091,438 and $1,288,188, respectively, for the Bond Portfolio, and $1,369,953 and $520,469, respectively, for the Income Portfolio.

   Identified cost of investments sold is used for both financial statement and federal income tax purposes.

   At June 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:

                                            UNREALIZED            UNREALIZED
       PORTFOLIO                           APPRECIATION          DEPRECIATION
       ---------                           ------------          ------------
       Bond                                $    173,450          $        136
       Capital                                4,203,271               419,233
       Cash Management                               27                   100
       Common Stock                          12,563,358               980,143
       Communications and Information        15,857,507            13,270,803
       Frontier                               7,471,192             4,200,720
       Global Growth Opportunities            1,706,889               305,357
       Global Smaller Companies               5,506,431             2,262,892
       Global Technology                      1,055,834               553,340
       International                          2,550,830               573,979
       High-Yield Bond                        1,075,991               181,101
       Income                                 1,217,888               246,275
       Large-Cap Value                           26,923                36,420
       Small-Cap Value                           17,239                70,688

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. Prior to July 1, 1998, Seligman Henderson Co. (the "Subadviser"), an entity owned 50% each by the Manager and Henderson International, Inc., a subsidiary of Henderson plc, supervised and directed the global investments of the Seligman Henderson Portfolios. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by Henderson plc.

   The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee of the Seligman Henderson Portfolios is calculated daily and payable monthly, equal to an annual rate of 1.00% of the daily net assets of each Portfolio. The Manager's fee of Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

   The Manager has agreed to reimburse expenses, other than the management fee that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio. The Manager and the Subadviser (through June 30, 1998) have agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net

                            SELIGMAN PORTFOLIOS, INC.

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

assets of each of the Seligman Henderson Portfolios. The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management fees, of the Large-Cap Value and Small-Cap Value Portfolios. For the six months ended June 30, 1998, the Manager waived fees and/or reimbursed expenses of $6,869, $438, $32,791, $7,678 and $765 for Bond, Capital, Cash Management,
High-Yield Bond, and Income Portfolios, respectively. For the same period, the Manager waived all of its fees and the Subadviser waived a portion of its fee, for Global Growth Opportunities, Global Smaller Companies, Global Technology, and International Portfolios, totalling $10,749, $9,785, $10,187 and $21,417, respectively. For the period May 1, 1998, commencement of operations, to June 30, 1998, the Manager reimbursed expenses of $4,826 and $4,834, for Large-Cap Value and Small-Cap Value Portfolios, respectively.

   On March 30, 1998, AMP Limited, an Australian life insurance and financial services company, completed an acquisition of Henderson plc, which resulted in the termination of the Fund's subadvisory agreements. The Fund's Board of Directors approved interim subadvisory agreements pursuant to which the Subadviser continued to supervise and direct the global investments of the Seligman Henderson Portfolios, subject to shareholder approval. The Fund's directors also approved a proposed new subadvisory agreement pursuant to which Henderson Investment Management Limited ("HIML"), a wholly-owned subsidiary of Henderson plc would replace the Subadviser as subadviser to the Seligman Henderson Portfolios, and be responsible for furnishing investment advice, research, and assistance with respect to non-US investments. Under the new agreement, the Manager is responsible for the US investments of the Seligman Henderson Portfolios and has overall responsibility for management of the Portfolios. Both the interim subadvisory agreements and the new subadvisory agreement were approved by vote of the shareholders of the Seligman Henderson Portfolios on June 30, 1998.

   Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $122,407 from Canada Life Insurance Company of America and $6,932 from Canada Life Insurance Company of New York, after commissions paid to dealers.

   Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at June 30, 1998, are included in other liabilities. Deferred fees and related accrued earnings are not deductible for the federal income tax purposes until such amounts are paid.

5. LOSS CARRYFORWARD -- At December 31, 1997, the Bond Portfolio and the Cash Management Portfolio had net capital loss carryfowards for federal income tax purposes of $51,898 and $398, respectively, which are available for offset against future taxable net gains. These net capital loss carryforwards will expire in varying amounts through 2003.

6. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS -- At June 30,1998, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                                              UNREALIZED
                                                       FOREIGN      IN EXCHANGE   SETTLEMENT      US $       APPRECIATION
CONTRACT                                              CURRENCY       FOR US $        DATE         VALUE     (DEPRECIATION)
--------                                              --------      -----------   ----------    ---------   --------------
GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
Purchases:
German deutschemarks                                     149,327       82,433        7/1/98       82,592       $   159
Japanese yen                                           4,772,100       34,393        7/2/98       34,293          (100)
Japanese yen                                          19,841,500      140,000       8/20/98      143,602         3,602
                                                                                                               -------
                                                                                                                 3,661
                                                                                                               -------
Sales:
Japanese yen                                          34,777,860      260,000       8/20/98      251,703         8,297
                                                                                                               -------
                                                                                                               $11,958
                                                                                                               =======
GLOBAL SMALLER COMPANIES PORTFOLIO
Purchases:
Japanese yen                                          39,683,000      280,000       8/20/98      287,204       $ 7,204
                                                                                                               -------
Sales:
Singapore dollar                                          21,972       12,819        7/1/98       13,027          (208)
Japanese yen                                          76,243,770      570,000       8/20/98      551,811        18,189
                                                                                                               -------
                                                                                                                17,981
                                                                                                               -------
                                                                                                               $25,185
                                                                                                               =======

                                       P-53

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)
------------------------------------------------------------------------------

                                                                                                              UNREALIZED
                                                       FOREIGN      IN EXCHANGE   SETTLEMENT      US $       APPRECIATION
CONTRACT                                              CURRENCY       FOR US $        DATE         VALUE     (DEPRECIATION)
--------                                              --------      -----------   ----------    ---------   --------------
INTERNATIONAL PORTFOLIO
Purchases:
Portuguese escudos                                     8,600,000       46,532        7/2/98       46,464       $   (68)
Japanese yen                                          28,345,000      200,000       8/20/98      205,146         5,146
                                                                                                               -------
                                                                                                                 5,078
                                                                                                               -------
Sales:
Japanese yen                                          58,854,840      440,000       8/20/98      425,960        14,040
                                                                                                               -------
                                                                                                               $19,118
                                                                                                               =======


7. CAPITAL STOCK TRANSACTIONS -- At June 30, 1998, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth Opportunities, Global Technology, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, International, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, Global Smaller Companies, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

                                                BOND                          CAPITAL                    CASH MANAGEMENT
                                              PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                      ------------------------        ------------------------      ------------------------
                                      SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                         ENDED          YEAR             ENDED          YEAR           ENDED          YEAR
                                        6/30/98         ENDED           6/30/98         ENDED         6/30/98         ENDED
                                      (unaudited)     12/31/97        (unaudited)     12/31/97      (unaudited)     12/31/97
                                      -----------     --------        -----------     --------      -----------     --------
Sale of shares......................     81,769        292,591          254,845        421,000      12,176,616     25,875,970
Shares issued in payment
   of dividends.....................         --         35,242               --          1,659         251,694        512,275
Shares issued in payment
   of gain distributions............         --             --               --         74,699              --             --
                                       --------       --------         --------       --------     -----------    -----------
Total...............................     81,769        327,833          254,845        497,358      12,428,310     26,388,245
                                       --------       --------         --------       --------     -----------    -----------
Shares redeemed.....................   (164,259)      (128,619)        (241,870)      (264,028)    (11,850,638)   (27,507,851)
                                       --------       --------         --------       --------     -----------    -----------
Increase (decrease) in shares.......    (82,490)       199,214           12,975        233,330         577,672     (1,119,606)
                                       ========       ========         ========       ========     ===========    ===========

                                                                          COMMUNICATIONS
                                            COMMON STOCK                  AND INFORMATION                  FRONTIER
                                              PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                      ------------------------        ------------------------      ------------------------
                                      SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                         ENDED          YEAR             ENDED          YEAR           ENDED          YEAR
                                        6/30/98         ENDED           6/30/98         ENDED         6/30/98         ENDED
                                      (unaudited)     12/31/97        (unaudited)     12/31/97      (unaudited)     12/31/97
                                      -----------     --------        -----------     --------      -----------     --------
Sale of shares......................    263,995        706,222         6,104,241      2,968,727      6,535,251      1,172,506
Shares issued in payment
   of dividends.....................         --         51,724                --             --             --             --
Shares issued in payment
   of gain distributions............         --        436,215                --      1,783,179             --        255,874
                                       --------      ---------        ----------     ----------    -----------    -----------
Total...............................    263,995      1,194,161         6,104,241      4,751,906      6,535,251      1,428,380
                                       --------      ---------        ----------     ----------    -----------    -----------
Shares redeemed.....................   (208,644)      (412,385)       (5,748,098)    (2,185,329)    (6,461,325)      (819,268)
                                       --------      ---------        ----------     ----------    -----------    -----------
Increase in shares..................     55,351        781,776           356,143      2,566,577         73,926        609,112
                                       ========      =========        ==========     ==========    ===========    ===========

                                            GLOBAL GROWTH                 GLOBAL SMALLER                    GLOBAL
                                            OPPORTUNITIES                    COMPANIES                    TECHNOLOGY
                                              PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                      ------------------------        ------------------------      ------------------------
                                      SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                         ENDED          YEAR             ENDED          YEAR           ENDED          YEAR
                                        6/30/98         ENDED           6/30/98         ENDED         6/30/98         ENDED
                                      (unaudited)     12/31/97        (unaudited)     12/31/97      (unaudited)     12/31/97
                                      -----------     --------        -----------     --------      -----------     --------
Sale of shares......................    165,864        409,426          114,618        447,087         184,806        329,216
Shares issued in payment
   of dividends.....................         --             --               --          2,062              --            347
Shares issued in payment
   of gain distributions............         --          5,564               --         37,365              --         48,881
                                       --------       --------         --------       --------       ---------      ---------
Total...............................    165,864        414,990          114,618        486,514         184,806        378,444
                                       --------       --------         --------       --------       ---------      ---------
Shares redeemed.....................    (44,280)       (81,077)        (140,058)      (217,853)       (117,841)      (162,342)
                                       --------       --------         --------       --------       ---------      ---------
Increase (decrease) in shares.......    121,584        333,913          (25,440)       268,661          66,965        216,102
                                       ========       ========         ========       ========       =========      =========

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                           INTERNATIONAL                  HIGH-YIELD BOND                   INCOME
                                             PORTFOLIO                       PORTFOLIO                     PORTFOLIO
                                      ------------------------        ------------------------      ------------------------
                                      SIX MONTHS                      SIX MONTHS                    SIX MONTHS
                                         ENDED          YEAR             ENDED          YEAR           ENDED          YEAR
                                        6/30/98         ENDED           6/30/98         ENDED         6/30/98         ENDED
                                      (unaudited)     12/31/97        (unaudited)     12/31/97      (unaudited)     12/31/97
                                      -----------     --------        -----------     --------      -----------     --------
Sale of shares......................     60,430        239,540          709,078       1,357,028         94,828        192,283
Shares issued in payment
   of dividends.....................         --          1,313               --         136,132             --         58,547
Shares issued in payment
   of gain distributions............         --         22,955               --          16,336             --         68,771
                                       --------       --------         --------       ---------      ---------      ---------
Total...............................     60,430        263,808          709,078       1,509,496         94,828        319,601
                                       --------       --------         --------       ---------      ---------      ---------
Shares redeemed.....................    (66,747)      (144,243)        (206,078)       (547,725)      (112,528)      (342,394)
                                       --------       --------         --------       ---------      ---------      ---------
Increase (decrease) in shares.......     (6,317)       119,565          503,000         961,771        (17,700)       (22,793)
                                       ========       ========         ========       =========      =========      =========

                                              LARGE-CAP                     SMALL-CAP
                                                VALUE                         VALUE
                                              PORTFOLIO                     PORTFOLIO
                                             ----------                    ----------
                                               5/1/98*                       5/1/98*
                                                 TO                            TO
                                              6/30/98                       6/30/98
                                             (unaudited)                   (unaudited)
                                             -----------                   -----------
Sale of shares......................           99,895                        96,465
Shares redeemed.....................             (726)                       (1,597)
                                               ------                        ------
Increase in shares..................           99,169                        94,868
                                               ======                        ======

-------------------
* Commencement of operations.

8. COMMITTED LINE OF CREDIT --Effective July 1, 1998, Communications and Information, Frontier, Global Growth Opportunities, Global Smaller Companies, Global Technology, International, and High-Yield Bond Portfolios terminated their $12 million committed line of credit facility and all of the Portfolios except the Cash Management Portfolio, entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman Henderson Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. Each Portfolio incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, none of the Portfolios have borrowed from the credit facility.

9. SUBSEQUENT EVENT -- On July 15, 1998, MBL Life entered into an agreement with Anchor National Life Insurance Company ("Anchor National"), a subsidiary of SunAmerica, Inc., pursuant to which Anchor National will purchase the individual life and individual and group annuity businesses of MBL Life (the "Acquisition"). It is anticipated that the Acquisition will occur no later than December 31, 1998; however, it is subject to certain judicial and regulatory approvals. MBL Life has indicated that, as part of the approval process, it intends to seek a court order to terminate the Mutual Benefit Plan.

   This termination, which under the proposed court order would occur six months after the acquisition, will cause the Mutual Benefit Plan assets to be withdrawn from the Fund. At June 30, 1998, the Mutual Benefit Plan assets held in the Fund were as follows:

         Bond Portfolio                                    $ 1,608,844
         Capital Portfolio                                   5,105,156
         Cash Management Portfolio                             856,332
         Common Stock Portfolio                             14,359,513
         Income Portfolio                                    3,801,428

   Because the Manager currently limits the expenses incurred by these portfolios, the withdrawal of Mutual Benefit Plan assets is not expected to have a significant impact on the ratio of expenses to average net assets for any of these portfolios.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance, on a per share basis, from a Portfolio's beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount.

   "Total return based on net asset value" measures each Portfolio's performance assuming that investors purchased shares of a Portfolio at net asset value at the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total returns exclude the effect of all administration fees and asset based sales charges associated with variable annuity contracts. The total returns for periods of less than one year are not annualized.

                                                                                   BOND PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                                    ENDED 6/30/98   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                     (unaudited)     1997         1996         1995         1994         1993
                                                     ----------     -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $10.240      $ 9.890      $10.440      $ 9.270      $10.110      $10.660
                                                       -------      -------      -------      -------      -------      -------
Net investment income.............................       0.294        0.538        0.565        0.605        0.499        0.713
Net realized and unrealized gain (loss)
  on investments..................................       0.096        0.350       (0.552)       1.171       (0.841)       0.142
                                                       -------      -------      -------      -------      -------      -------
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS......................................       0.390        0.888        0.013        1.776       (0.342)       0.855
Dividends paid....................................        --         (0.538)      (0.563)      (0.606)      (0.498)      (0.711)
Distributions from net realized gain..............        --           --           --           --           --         (0.694)
                                                       -------      -------      -------      -------      -------      -------
NET INCREASE (DECREASE) IN NET ASSET VALUE........       0.390        0.350       (0.550)       1.170       (0.840)      (0.550)
                                                       -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................     $10.630      $10.240      $ 9.890      $10.440      $ 9.270      $10.110
                                                       =======      =======      =======      =======      =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:                   3.81%        8.98%        0.09%       19.18%      (3.39)%        7.98%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................       0.60%+       0.60%        0.60%        0.60%        0.60%        0.74%
Net investment income to average net assets.......       5.73%+       6.22%        5.97%        6.22%        5.12%        5.41%
Portfolio turnover................................      52.17%      170.12%      199.74%      114.42%      237.23%       33.21%
NET ASSETS, END OF PERIOD (000s omitted)..........      $6,631       $7,232       $5,015       $4,497       $3,606       $3,775
Without management fee waiver and
expense reimbursement:++
   Net investment income per share................      $0.284       $0.515      $ 0.545       $0.571       $0.430       $0.675
   Ratios:
   Expenses to average net assets.................       0.81%+       0.83%        0.79%        0.99%        1.31%        1.07%
   Net investment income to average net assets....       5.52%+       5.99%        5.78%        5.83%        4.41%        5.08%

--------------
  +Annualized
 ++The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                       P-56

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                CAPITAL PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                                    ENDED 6/30/98   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                     (unaudited)     1997         1996         1995         1994         1993
                                                     ----------     -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $18.100      $16.010      $14.910      $12.700      $14.950      $16.980
                                                       -------      -------      -------      -------      -------      -------
Net investment income.............................       0.015        0.029        0.043        0.048        0.015        0.021
Net realized and unrealized gain (loss)
  on investments..................................       2.505        3.350        2.121        3.385       (0.699)       1.928
                                                       -------      -------      -------      -------      -------      -------
INCREASE (DECREASE) FROM INVESTMENT
  OPERATIONS......................................       2.520        3.379        2.164        3.433       (0.684)       1.949
Dividends paid....................................        --         (0.028)      (0.042)      (0.047)      (0.018)      (0.021)
Distributions from net realized gain..............        --         (1.261)      (1.022)      (1.176)      (1.548)      (3.958)
                                                       -------      -------      -------      -------      -------      -------
NET INCREASE (DECREASE) IN NET ASSET VALUE........       2.520        2.090        1.100        2.210       (2.250)      (2.030)
                                                       -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................     $20.620      $18.100      $16.010      $14.910      $12.700      $14.950
                                                       =======      =======      =======      =======      =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:............      13.92%       21.31%       14.51%       27.17%      (4.59)%       11.65%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................       0.60%+       0.60%        0.59%        0.60%        0.60%        0.71%
Net investment income to average net assets.......       0.15%+       0.16%        0.29%        0.32%        0.10%        0.09%
Portfolio turnover................................      56.06%       93.97%       88.78%      122.20%       67.39%       65.30%
NET ASSETS, END OF PERIOD (000s omitted)..........     $23,513      $20,400      $14,313       $9,294       $5,942       $5,886
Without management fee waiver:++
   Net investment income (loss) per share.........      $0.015       $0.026                    $0.035      $(0.036)     $(0.003)
   Ratios:
   Expenses to average net assets.................       0.60%+       0.62%                     0.71%        0.96%        0.83%
   Net investment income (loss) to average
     net assets...................................       0.15%+       0.14%                     0.21%      (0.26)%      (0.03)%

                                                                             CASH MANAGEMENT PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                                    ENDED 6/30/98   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                     (unaudited)     1997         1996         1995         1994         1993
                                                     ----------     -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
Net investment income.............................       0.026        0.054        0.053        0.055        0.040        0.030
Dividends paid....................................      (0.026)      (0.054)      (0.053)      (0.055)      (0.040)      (0.030)
                                                       -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD ...................     $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                       =======      =======      =======      =======      =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:                   2.68%        5.52%        5.43%        5.60%        4.03%        3.00%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................        --           --           --           --           --          --
Net investment income to average net assets.......       5.34%        5.39%        5.30%        5.48%        3.98%        2.96%
NET ASSETS, END OF PERIOD (000s omitted)..........      $9,213       $8,635       $9,755       $7,800       $3,230       $3,102
Without management fee waiver and
expense reimbursement:++
   Net investment income per share................      $0.023       $0.046       $0.047       $0.046       $0.025       $0.019
   Ratios:
   Expenses to average net assets.................       0.70%+       0.79%        0.63%        0.87%        1.48%        1.07%
   Net investment income to average net assets....       4.64%+       4.60%        4.67%        4.61%        2.50%        1.89%

----------------
  +Annualized
 ++The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                      P-57

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------

                                                                              COMMON STOCK PORTFOLIO
                                                    ---------------------------------------------------------------------------
                                                     SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                                    ENDED 6/30/98   -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                     (unaudited)     1997         1996         1995         1994         1993
                                                     ----------     -------      -------      -------      -------      -------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $16.280      $15.920      $15.440      $13.780      $14.980      $15.600
                                                       -------      -------      -------      -------      -------      -------
Net investment income.............................       0.134        0.328        0.334        0.349        0.365        0.392
Net realized and unrealized gain (loss)
  on investments..................................       2.006        3.013        2.789        3.400       (0.356)       1.479
                                                       -------      -------      -------      -------      -------      -------
INCREASE FROM INVESTMENT OPERATIONS...............       2.140        3.341        3.123        3.749        0.009        1.871
Dividends paid....................................        --         (0.316)      (0.336)      (0.345)      (0.385)      (0.394)
Distributions from net realized gain..............        --         (2.665)      (2.307)      (1.744)      (0.824)      (2.097)
                                                       -------      -------      -------      -------      -------      -------
NET INCREASE (DECREASE) IN NET ASSET VALUE........       2.140        0.360        0.480        1.660       (1.200)      (0.620)
                                                       -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD....................     $18.420      $16.280      $15.920      $15.440      $13.780      $14.980
                                                       =======      =======      =======      =======      =======      =======
TOTAL RETURN BASED ON NET ASSET VALUE:                  13.14%       21.31%       20.08%       27.28%        0.04%       11.94%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................       0.51%+       0.53%        0.53%        0.54%        0.60%        0.55%
Net investment income to average net assets.......       1.57%+       1.92%        1.99%        2.42%        2.45%        2.10%
Portfolio turnover................................      33.36%       80.13%       50.33%       55.48%       15.29%       10.70%
NET ASSETS, END OF PERIOD (000s omitted)..........     $58,442      $50,737      $37,168      $28,836      $20,168      $21,861
Without management fee waiver:++
   Net investment income per share................                                                          $0.361
   Ratios:
   Expenses to average net assets.................                                                           0.62%
   Net investment income to average net assets....                                                           2.43%

                                                                    COMMUNICATIONS AND INFORMATION PORTFOLIO
                                                     ---------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED               YEAR ENDED DECEMBER 31,              10/11/94*
                                                       6/30/98       -------------------------------------          TO
PER SHARE OPERATING PERFORMANCE:                     (unaudited)      1997            1996          1995         12/31/94
                                                     -----------     -------         -------       -------       --------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $13.090        $14.690        $13.500        $10.440        $10.000
                                                      -------        -------        -------        -------        -------
Net investment loss...............................     (0.036)            --             --             --         (0.016)
Net realized and unrealized gain
  on investments..................................      1.756          3.049          1.190          4.015          0.456
                                                      -------        -------        -------        -------        -------
INCREASE FROM INVESTMENT OPERATIONS...............      1.720          3.049          1.190          4.015          0.440
Dividends paid....................................         --             --             --             --             --
Distributions from net realized gain..............         --         (4.649)            --         (0.955)            --
                                                      -------        -------        -------        -------        -------
NET INCREASE (DECREASE) IN NET ASSET VALUE........      1.720         (1.600)         1.190          3.060          0.440
                                                      -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD....................    $14.810        $13.090        $14.690        $13.500        $10.440
                                                      =======        =======        =======        =======        =======
TOTAL RETURN BASED ON NET ASSET VALUE:                 13.14%         22.22%          8.81%         38.55%          4.40%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets....................      0.87%+         0.87%          0.87%          0.95%          0.95%+
Net investment loss to average net assets.........     0.50)%+       (0.49)%        (0.32)%        (0.89)%        (0.95)%+
Portfolio turnover................................     62.86%        277.14%        167.20%         96.62%             --
NET ASSETS, END OF PERIOD (000s omitted)..........   $104,421        $87,633        $60,645        $38,442           $495
Without management fee waiver and expense
reimbursement:++
   Net investment loss per share..................                                                                $(0.436)
   Ratios:
   Expenses to average net assets.................                                                                 13.96%+
   Net investment income to average net assets....                                                                 13.96%+

---------------
  * Commencement of investment operations.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                       P-58

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                                                                          GLOBAL GROWTH
                                                       FRONTIER PORTFOLIO                             OPPORTUNITIES PORTFOLIO
                                     --------------------------------------------------------    ---------------------------------
                                      SIX MONTHS                                                  SIX MONTHS
                                        ENDED          YEAR ENDED DECEMBER 31,       10/11/94*      ENDED        YEAR     5/1/96**
PER SHARE OPERATING                    6/30/98      -----------------------------       TO         6/30/98      ENDED        TO
PERFORMANCE:                         (unaudited)     1997       1996       1995      12/31/94    (unaudited)   12/31/97   12/31/96
                                     -----------    -------    -------    -------    --------    -----------   --------   --------
NET ASSET VALUE, BEGINNING
  OF PERIOD.........................   $15.780      $14.980    $13.560    $10.580    $10.000       $11.030     $ 9.910    $10.000
                                       -------      -------    -------    -------    -------       -------     -------    -------
Net investment income (loss)........    (0.037)          --      0.001     (0.001)    (0.012)        0.018       0.006      0.008
Net realized and unrealized gain
   on investments...................     1.367        2.386      3.220      3.512      0.592         2.133       1.799      0.018
Net realized and unrealized loss
   on foreign currency transactions.        --           --         --         --         --        (0.021)     (0.561)    (0.104)
                                       -------      -------    -------    -------    -------       -------     -------    -------
INCREASE (DECREASE) FROM
   INVESTMENT OPERATIONS............     1.330        2.386      3.221      3.511      0.580         2.130       1.244     (0.078)
Dividends paid......................        --           --         --         --         --            --          --     (0.012)
Distributions from net realized gain        --       (1.586)    (1.801)    (0.531)        --            --      (0.124)        --
                                       -------      -------    -------    -------    -------       -------     -------    -------
NET INCREASE (DECREASE) IN
   NET ASSET VALUE..................     1.330        0.800      1.420      2.980      0.580         2.130       1.120     (0.090)
                                       -------      -------    -------    -------    -------       -------     -------    -------
NET ASSET VALUE, END OF PERIOD......   $17.110      $15.780    $14.980    $13.560    $10.580       $13.160     $11.030    $ 9.910
                                       =======      =======    =======    =======    =======       =======     =======    =======
TOTAL RETURN BASED ON
   NET ASSET VALUE:                      8.43%       16.33%     23.93%     33.28%      5.80%        19.31%      12.57%    (0.78)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets......     0.91%+       0.89%      0.92%      0.95%      0.95%+        1.40%+      1.40%      1.40%+
Net investment income (loss) to
   average net assets...............    0.47)%+     (0.49)%    (0.37)%    (0.55)%    (0.70)%+        0.30%+      0.01%      0.37%+
Portfolio turnover..................    42.56%      101.68%    119.74%    106.48%         --        18.45%      77.85%     12.99%
NET ASSETS, END OF PERIOD
   (000s omitted)...................   $47,851      $42,973    $31,672    $12,476       $169        $8,104      $5,449     $1,590
Without management fee waiver and
expense reimbursement:++
   Net investment loss per share....                                      $(0.019)   $(1.319)           --     $(0.072)   $(0.255)
   Ratios:
   Expenses to average net assets...                                        1.37%     40.47%+        1.71%+      2.11%      6.04%+
   Net investment loss to
     average net assets.............                                      (0.97)%   (40.22)%+      (0.01)%+    (0.70)%    (4.27)%+

----------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------

                                                 GLOBAL SMALLER COMPANIES PORTFOLIO                 GLOBAL TECHNOLOGY PORTFOLIO
                                     --------------------------------------------------------    ---------------------------------
                                      SIX MONTHS                                                  SIX MONTHS
                                        ENDED          YEAR ENDED DECEMBER 31,       10/11/94*      ENDED        YEAR     5/1/96**
PER SHARE OPERATING                    6/30/98      -----------------------------       TO         6/30/98      ENDED        TO
PERFORMANCE:                         (unaudited)     1997       1996       1995      12/31/94    (unaudited)   12/31/97   12/31/96
                                     -----------    -------    -------    -------    --------    -----------   --------   --------
NET ASSET VALUE, BEGINNING
  OF PERIOD.........................   $12.980      $12.870    $11.670    $10.310    $10.000       $10.590     $10.320    $10.000
                                       -------      -------    -------    -------    -------       -------     -------    -------
Net investment income (loss)........     0.006        0.016      0.022      0.051      0.058        (0.019)      0.012     (0.004)
Net realized and unrealized gain
   on investments...................     2.222        1.166      2.305      2.037      0.266         2.318       2.151      0.305
Net realized and unrealized gain
   (loss) on foreign currency
   transactions.....................    (0.128)      (0.747)    (0.158)    (0.301)     0.029        (0.019)     (0.194)     0.099
                                       -------      -------    -------    -------    -------       -------     -------    -------
INCREASE FROM
   INVESTMENT OPERATIONS............     2.100        0.435      2.169      1.787      0.353         2.280       1.969      0.400
Dividends paid......................        --       (0.017)    (0.018)    (0.052)    (0.043)           --      (0.012)        --
Distributions from net realized gain        --       (0.308)    (0.951)    (0.375)        --            --      (1.687)    (0.080)
                                       -------      -------    -------    -------    -------       -------     -------    -------
NET INCREASE IN
   NET ASSET VALUE..................     2.100        0.110      1.200      1.360      0.310         2.280       0.270      0.320
                                       -------      -------    -------    -------    -------       -------     -------    -------
NET ASSET VALUE, END OF PERIOD......   $15.080      $12.980    $12.870    $11.670    $10.310       $12.870     $10.590    $10.320
                                       =======      =======    =======    =======    =======       =======     =======    =======
TOTAL RETURN BASED ON
   NET ASSET VALUE:                     16.18%        3.43%     18.66%     17.38%      3.53%        21.53%      19.53%      4.01%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets......     1.40%+       1.40%      1.40%      1.39%      1.20%+        1.40%+      1.40%      1.40%+
Net investment income (loss) to
   average net assets...............     0.08%+       0.24%      0.23%      0.64%      3.14%+      (0.34)%+      0.12%      0.60%+
Portfolio turnover..................    26.43%       64.81%     62.31%     55.65%         --        36.94%     167.36%     45.04%
NET ASSETS, END OF PERIOD
   (000s omitted)...................   $23,442      $20,505    $16,876     $4,837       $132        $5,345      $3,686     $1,364
Without management fee waiver and
expense reimbursement:++
   Net investment income (loss)
     per share......................   $(0.001)      $0.006    $(0.044)   $(0.051)   $(1.225)      $(0.046)    $(0.070)   $(0.202)
   Ratios:
   Expenses to average net assets...     1.49%+       1.56%      1.90%      3.84%     37.25%+        1.84%+      2.10%      4.71%+
   Net investment income (loss) to
     average net assets.............   (0.01)%+       0.08%    (0.27)%    (1.81)%   (32.91)%+      (0.78)%+    (0.58)%    (2.71)%+

--------------
  * Commencement of investment operations.
 ** Commencement of operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------

------------------------------------------------------------------------------

                                                  INTERNATIONAL PORTFOLIO                        HIGH-YIELD BOND PORTFOLIO
                                      ----------------------------------------------------  ---------------------------------------
                                    SIX MONTHS                                               SIX MONTHS     YEAR ENDED
PER SHARE OPERATING                    ENDED         YEAR ENDED DECEMBER 31,        5/3/93*     ENDED      DECEMBER 31,    5/1/95*
                                      6/30/98   --------------------------------       TO      6/30/98   ---------------     TO
PERFORMANCE:                        (unaudited)  1997     1996     1995     1994    12/31/93 (unaudited)  1997     1996    12/31/95
                                     ---------  ------   ------   ------   ------   -------  ----------  ------   ------   --------
NET ASSET VALUE, BEGINNING
   OF PERIOD........................ $13.540    $12.960  $12.390  $11.340  $11.370  $10.000  $11.870     $11.190  $10.500  $10.000
                                     -------    -------  -------  -------  -------  -------  -------     -------  -------  -------
Net investment income...............   0.101      0.026    0.074    0.154    0.131    0.021    0.556       0.908    0.768    0.218
Net realized and unrealized gain
   (loss) on investments............   2.444      2.110    1.124    0.896   (0.306)   1.518    0.134       0.780    0.766    0.519
Net realized and unrealized gain
   (loss) on foreign currency
   transactions.....................  (0.095)    (1.057)  (0.323)   0.236    0.32    (0.099)   --          --       --       --
                                     -------    -------  -------  -------  -------  -------  -------     -------  -------  -------
INCREASE FROM INVESTMENT
   OPERATIONS.......................   2.450      1.079    0.875    1.286    0.150    1.440    0.690       1.688    1.534    0.737
Dividends paid......................    --       (0.027)  (0.068)  (0.151)  (0.064)  (0.053)   --         (0.900)  (0.766)  (0.219)
Distributions from net realized gain    --       (0.472)  (0.237)  (0.085)  (0.116)  (0.017)   --         (0.108)  (0.078)  (0.018)
                                     -------    -------  -------  -------  -------  -------  -------     -------  -------  -------
NET INCREASE (DECREASE) IN NET
   ASSET VALUE......................   2.450      0.580    0.570    1.050   (0.030)   1.370    0.690       0.680    0.690    0.500
                                     -------    -------  -------  -------  -------  -------  -------     -------  -------  -------
NET ASSET VALUE, END OF PERIOD...... $15.990    $13.540  $12.960  $12.390  $11.340  $11.370  $12.560     $11.870  $11.190  $10.500
                                     =======    =======  =======  =======  =======  =======  =======     =======  =======  =======
TOTAL RETURN BASED ON
   NET ASSET VALUE:                   18.09%      8.35%    7.08%   11.34%    1.32%   14.40%    5.81%      15.09%   14.62%    7.37%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets......   1.40%+     1.40%    1.40%    1.35%    1.20%    1.20%+   0.70%+      0.70%    0.70%    0.70%+
Net investment income to
   average net assets...............   1.35%+     0.43%    0.70%    1.01%    1.17%    1.30%+   9.08%+      9.61%    9.77%    7.46%+
Portfolio turnover..................  35.25%     89.43%   48.53%   41.40%   47.34%    2.82%   30.34%      74.54%  117.01%   67.55%
NET ASSETS, END OF PERIOD
   (000s omitted)................... $10,746     $9,182   $7,242   $4,183   $1,776     $648  $30,951     $23,268  $11,176   $3,009
Without management fee waiver and
expense reimbursement:++
   Net investment income (loss)
   per share........................  $0.070    $(0.069) $(0.042)  $0.001  $(0.419) $(1.004)  $0.555      $0.897   $0.747   $0.117
   Ratios:
   Expenses to average net assets...   1.82%+     2.07%    2.30%    3.40%     6.12%  17.94%+   0.76%+      0.79%    0.88%    4.38%+
   Net investment income (loss)
   average net assets...............   0.93%+   (0.24)%  (0.20)%  (1.04)%   (3.75)% (15.44)%+  9.02%+      9.52%    9.59%    3.78%+

---------------
  * Commencement of investment operations.
  + Annualized.
 ++ The Manager and/or Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                       P-61

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------

                                                                                 INCOME PORTFOLIO
                                                          ---------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                       YEAR ENDED DECEMBER 31,
                                                             6/30/98     ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                           (unaudited)     1997       1996       1995        1994       1993
                                                           ----------    --------   -------     -------     -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD ...................    $10.800     $10.520     $10.560     $9.970     $11.380     $11.390
                                                            -------      ------     -------     ------     -------     -------
Net investment income ..................................      0.216       0.556       0.579      0.604       0.689       0.828
Net realized and unrealized gain (loss) on investments..      0.394       0.907       0.126      1.187      (1.369)      0.576
                                                            -------      ------     -------     ------     -------     -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS .........      0.610       1.463       0.705      1.791      (0.680)      1.404
Dividends paid .........................................       --        (0.544)     (0.579)    (0.604)     (0.730)     (0.828)
Distributions from net realized gain ...................       --        (0.639)     (0.166)    (0.597)    --           (0.586)
                                                            -------      ------     -------     ------     -------     -------
NET INCREASE (DECREASE) IN NET ASSET VALUE .............      0.610       0.280      (0.040)     0.590      (1.410)     (0.010)
                                                            -------      ------     -------     ------     -------     -------
NET ASSET VALUE, END OF PERIOD .........................    $11.410     $10.800     $10.520    $10.560      $9.970     $11.380
                                                            =======     =======     =======    =======      ======     =======
TOTAL RETURN BASED ON NET ASSET VALUE:..................      5.65%      14.02%       6.66%     17.98%     (5.96)%      12.37%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets .........................      0.60%+      0.60%       0.59%      0.60%       0.60%       0.64%
Net investment income to average net assets ............      3.91%+      4.71%       5.37%      5.55%       6.34%       6.40%
Portfolio turnover .....................................     44.96%      96.99%      19.59%     51.22%      29.76%      38.38%
NET ASSETS, END OF PERIOD (000s omitted) ...............    $14,420     $13,835     $13,717    $12,619     $10,050     $11,220
Without management fee waiver:++
   Net investment income per share .....................     $0.216       $0.553                $0.602      $0.670      $0.826
   Ratios:
   Expenses to average net assets ......................      0.61%+       0.63%                 0.62%       0.77%       0.65%
   Net investment income to average net assets .........      3.90%+       4.68%                 5.53%       6.17%       6.39%


                                                                LARGE-CAP                           SMALL-CAP
                                                                  VALUE                               VALUE
                                                                PORTFOLIO                           PORTFOLIO
                                                                  5/1/98*                             5/1/98*
                                                                    TO                                  TO
                                                                 6/30/98                             6/30/98
PER SHARE OPERATING PERFORMANCE:                               (unaudited)                         (unaudited)
                                                               -----------                         -----------
NET ASSET VALUE, BEGINNING OF PERIOD .............               $10.000                             $10.000
                                                                 -------                             -------
Net investment income (loss)......................                 0.004                              (0.007)
Net realized and unrealized loss on investments ..                (0.084)                             (0.843)
                                                                 -------                             -------
DECREASE FROM INVESTMENT OPERATIONS ..............                (0.080)                             (0.850)
Dividends paid ...................................                    --                                  --
Distributions from net realized gain .............                    --                                  --
                                                                 -------                             -------
NET DECREASE IN NET ASSET VALUE ..................                (0.080)                             (0.850)
                                                                 -------                             -------
NET ASSET VALUE, END OF PERIOD ...................                $9.920                              $9.150
                                                                 =======                             =======
TOTAL RETURN BASED ON NET ASSET VALUE:............                (0.080)%                             (8.50)%
RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets ...................                   0.80%+                              1.00%+
Net investment income (loss) to average net assets                   0.31%+                            (0.60)%+
Portfolio turnover ...............................                   4.23%                               5.13%
NET ASSETS, END OF PERIOD (000s omitted) .........                  $1,130                              $1,003
Without expense reimbursement:++
   Net investment loss per share .................                 $(0.051)                            $(0.062)
   Ratios: .......................................
   Expenses to average net assets ................                   5.52%+                              6.14%+
   Net investment loss to average net assets......                 (4.41)%+                            (5.74)%+

----------------
  * Commencement of operations.
  + Annualized.
 ++ The Manager, at its discretion, reimbursed expenses or waived management fees for certain periods presented.
See Notes to Financial Statements.

                            SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------
PROXY RESULTS
------------------------------------------------------------------------------

Shareholders of the Seligman Henderson Portfolios of Seligman Portfolios, Inc. voted on the following proposals at a Special Meeting of Shareholders held on June 30, 1998, in New York, New York. All proposals were approved. The description of each proposal and number of shares voted are as follows:

                                                                   FOR               AGAINST              ABSTAIN
                                                               ----------          ----------           ----------
Approval of an interim subadvisory agreement
   between J. & W. Seligman & Co. Incorporated
   and Seligman Henderson Co.:
     Seligman Henderson Global Growth
       Opportunities Portfolio                                    525,499             14,528               23,485
     Seligman Henderson Global Smaller
       Companies Portfolio                                      1,498,340             11,945               47,863
     Seligman Henderson Global
       Technology Portfolio                                       357,448              1,942               26,231
     Seligman Henderson International
       Portfolio                                                  666,380                926               10,510

Approval of a new subadvisory agreement
   between J. & W. Seligman & Co. Incorporated
   and Henderson Investment Management
   Limited, effective July 1, 1998:
     Seligman Henderson Global Growth
       Opportunities Portfolio                                    502,196             16,497               44,819
     Seligman Henderson Global Smaller
       Companies Portfolio                                      1,450,810             14,829               92,509
     Seligman Henderson Global
       Technology Portfolio                                       346,676                 73               38,872
     Seligman Henderson International
       Portfolio                                                  657,730              2,582               17,504

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
                            SELIGMAN PORTFOLIOS, INC.

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BOARD OF DIRECTORS
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JOHN R. GALVIN 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

ALICE S. ILCHMAN 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

JOHN E. MEROW 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Trustee, The New York and Presbyterian Hospital

BETSY S. MICHEL 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

JAMES Q. RIORDAN 3, 4
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

ROBERT L. SHAFER 3, 4
Retired Vice President, Pfizer Inc.

JAMES N. WHITSON 2, 4
Director and Consultant,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

BRIAN T. ZINO 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.

Director Emeritus
FRED E. BROWN
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

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Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

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EXECUTIVE OFFICERS
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WILLIAM C. MORRIS
Chairman

BRIANT.ZINO
President

BRIAN ASHFORD-RUSSELL
Vice President

DANIEL J. CHARLESTON
Vice President

IAIN C. CLARK
Vice President

NITIN MEHTA
Vice President

ARSEN MRAKOVCIC
Vice President

MARION S. SCHULTHEIS
Vice President

CHARLES C. SMITH, JR.
Vice President

LAWRENCE P. VOGEL
Vice President

PAUL H. WICK
Vice President

GARY S. ZELTZER
Vice President

THOMAS G. ROSE
Treasurer

FRANK J. NASTA
Secretary

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MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER
Henderson Investment
   Management Limited
3 Finsbury Avenue
London EC2M 2PA

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

CUSTODIANS
Investors Fiduciary Trust Company
Morgan Stanley Trust Company

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP

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